UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07455

Virtus Opportunities Trust
(Exact name of registrant as specified in charter)

101 Munson Street Greenfield, MA 01301-9668
(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq. Vice President, Chief Legal Officer, Counsel and Secretary for Registrant 100 Pearl Street Hartford, CT 06103-4506
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Allocator Premium AlphaSector® Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—56.8%
Consumer Discretionary Select Sector SPDR Fund	423,515	$23,886
Consumer Staples Select Sector SPDR Fund	594,527	23,585
Energy Select Sector SPDR Fund	296,470	23,232
Financial Select Sector SPDR Fund	1,211,510	23,612
Health Care Select Sector SPDR Fund	495,030	23,568
Industrial Select Sector SPDR Fund	547,220	23,295
iShares MSCI Japan Index Fund	1,404,740	15,761
Materials Select Sector SPDR Fund	592,790	22,728
SPDR S&P 500® ETF Trust Series 1	317,550	50,811
Utilities Select Sector SPDR Fund	637,710	23,997
Vanguard FTSE Europe ETF	855,790	41,224

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $268,777)		295,699

TOTAL LONG TERM INVESTMENTS—56.8% (Identified cost $268,777)		295,699

SHORT-TERM INVESTMENTS—38.2%
Money Market Mutual Funds—38.2%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	199,114,823	199,115

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $199,115)		199,115

TOTAL INVESTMENTS—95.0% (Identified Cost $467,892)		494,814	(1)
Other assets and liabilities, net—5.0%		25,937

NET ASSETS—100.0%		$520,751

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$295,699	$295,699
Short-Term Investments	199,115	199,115

Total Investments	$494,814	$494,814

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus AlphaSector® Rotation Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—74.5%
Consumer Discretionary—12.7%
Abercrombie & Fitch Co. Class A	3,240	$147
Amazon.com, Inc.(2)	15,070	4,185
AutoNation, Inc.(2)	1,610	70
AutoZone, Inc.(2)	1,500	635
Bed Bath & Beyond, Inc.(2)	9,050	642
Best Buy Co., Inc.	11,110	304
BorgWarner, Inc.	4,780	412
Cablevision Systems Corp. Class A	8,950	150
CarMax, Inc.(2)	9,290	429
Carnival Corp.	18,500	634
CBS Corp. Class B	23,770	1,162
Chipotle Mexican Grill, Inc.(2)	1,280	466
Coach, Inc.	11,630	664
Comcast Corp. Class A	109,670	4,593
Darden Restaurants, Inc.	5,370	271
Delphi Automotive plc	12,030	610
DIRECTV Class A(2)	23,260	1,433
Discovery Communications, Inc. Class A(2)	10,130	782
Dollar General Corp.(2)	12,470	629
Dollar Tree, Inc.(2)	9,260	471
Expedia, Inc.	3,860	232
Family Dollar Stores, Inc.	3,950	246
Ford Motor Co.	163,720	2,533
Fossil Group, Inc.(2)	2,190	226
GameStop Corp. Class A	4,930	207
Gannett Co., Inc.	9,470	232
Gap, Inc. (The)	12,000	501
Garmin Ltd.	4,530	164
General Motors Co.(2)	32,060	1,068
Genuine Parts Co.	6,410	500
Goodyear Tire & Rubber Co. (The)(2)	10,160	155
H&R Block, Inc.	11,270	313
Harley-Davidson, Inc.	9,280	509
Harman International Industries, Inc.	2,810	152
Hasbro, Inc.	4,770	214
Home Depot, Inc. (The)	60,840	4,713
Horton (D.R.), Inc.	11,600	247
Host Hotels & Resorts, Inc.	22,500	380
International Game Technology	10,780	180
Interpublic Group of Cos., Inc. (The)	17,840	259
J.C. Penney Co., Inc.(2)	5,930	101
Johnson Controls, Inc.	28,530	1,021

	SHARES	VALUE
Consumer Discretionary—(continued)
Kohl’s Corp.	8,430	$426
Leggett & Platt, Inc.	5,910	184
Lennar Corp. Class A	6,850	247
Lowe’s Cos., Inc.	44,670	1,827
Ltd. Brands, Inc.	9,940	489
Macy’s, Inc.	15,980	767
Marriott International, Inc.	9,920	400
Mattel, Inc.	14,300	648
McDonald’s Corp.	41,750	4,133
McGraw-Hill Cos., Inc. (The)	8,230	438
Netflix, Inc.(2)	2,320	490
Newell Rubbermaid, Inc.	11,940	313
News Corp. Class A	82,890	2,702
NIKE, Inc. Class B	30,150	1,920
Nordstrom, Inc.	6,160	369
O’Reilly Automotive, Inc.(2)	4,570	515
Omnicom Group, Inc.	10,700	673
PetSmart, Inc.	4,280	287
Phillips-Van Heusen Corp.	3,350	419
priceline.com, Inc.(2)	2,130	1,762
PulteGroup, Inc.(2)	14,110	268
Ralph Lauren Corp.	2,520	438
Ross Stores, Inc.	9,100	590
Scripps Networks Interactive, Inc. Class A	3,520	235
Staples, Inc.	27,650	438
Starbucks Corp.	31,180	2,042
Starwood Hotels & Resorts Worldwide, Inc.	8,050	509
Target Corp.	26,730	1,841
Tiffany & Co.	4,960	361
Time Warner Cable, Inc.	12,040	1,354
Time Warner, Inc.	38,820	2,245
TJX Cos., Inc.	29,980	1,501
TripAdvisor, Inc.(2)	4,570	278
Urban Outfitters, Inc.(2)	4,560	183
VF Corp.	3,630	701
Viacom, Inc. Class B	18,580	1,264
Walt Disney Co. (The)	75,010	4,737
Washington Post Co. (The) Class B	190	92
Whirlpool Corp.	3,280	375
Wyndham Worldwide Corp.	5,620	322
Wynn Resorts Ltd.	3,300	422
Yum! Brands, Inc.	18,740	1,299

		73,346

1

Virtus AlphaSector® Rotation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Energy—12.3%
Anadarko Petroleum Corp.	26,520	$2,279
Apache Corp.	20,530	1,721
Baker Hughes, Inc.	26,610	1,228
Cabot Oil & Gas Corp.	20,770	1,475
Cameron International Corp.(2)	18,070	1,105
Chesapeake Energy Corp.	31,380	640
Chevron Corp.	89,970	10,647
ConocoPhillips	41,050	2,484
CONSOL Energy, Inc.	16,620	450
Denbury Resources, Inc.(2)	34,130	591
Devon Energy Corp.	19,800	1,027
Diamond Offshore Drilling, Inc.	5,150	354
Ensco plc Class A	10,520	611
EOG Resources, Inc.	14,980	1,973
EQT Corp.	6,790	539
Exxon Mobil Corp.	136,320	12,317
FMC Technologies, Inc.(2)	19,370	1,079
Halliburton Co.	50,700	2,115
Helmerich & Payne, Inc.	4,800	300
Hess Corp.	16,860	1,121
Kinder Morgan, Inc.	28,700	1,095
Marathon Oil Corp.	37,810	1,307
Marathon Petroleum Corp.	14,660	1,042
Murphy Oil Corp.	11,120	677
Nabors Industries Ltd.	24,640	377
National Oilwell Varco, Inc.	24,630	1,697
Newfield Exploration Co.(2)	6,120	146
Noble Corp.	11,430	430
Noble Energy, Inc.	22,240	1,335
Occidental Petroleum Corp.	31,950	2,851
Peabody Energy Corp.	17,860	261
Phillips 66	28,130	1,657
Pioneer Natural Resources Co.	13,970	2,022
QEP Resources, Inc.	8,090	225
Range Resources Corp.	11,560	894
Rowan Cos. plc Class A(2)	15,270	520
Schlumberger Ltd.	63,030	4,517
Southwestern Energy Co.(2)	20,420	746
Spectra Energy Corp.	40,810	1,406
Tesoro Corp.	19,410	1,016
Valero Energy Corp.	34,590	1,203
Williams Cos., Inc. (The)	43,770	1,421

	SHARES	VALUE
Energy—(continued)
WPX Energy, Inc.(2)	9,040	$171

		71,072

Financials—12.2%
ACE Ltd.	10,210	914
Aflac, Inc.	14,000	814
Allstate Corp. (The)	14,070	677
American Express Co.	28,880	2,159
American International Group, Inc.	44,610	1,994
American Tower Corp.	11,880	869
Ameriprise Financial, Inc.	6,050	489
AON plc	9,280	597
Apartment Investment & Management Co. Class A	4,380	132
Assurant, Inc.	2,310	118
AvalonBay Communities, Inc.	3,650	492
Bank of America Corp.	325,710	4,189
Bank of New York Mellon Corp. (The)	35,070	984
BB&T Corp.	21,200	718
Berkshire Hathaway, Inc. Class B(2)	54,870	6,141
BlackRock, Inc.	3,750	963
Boston Properties, Inc.	4,560	481
Capital One Financial Corp.	17,650	1,109
CBRE Group, Inc.(2)	9,120	213
Charles Schwab Corp. (The)	33,260	706
Chubb Corp. (The)	7,780	659
Cincinnati Financial Corp.	4,410	202
Citigroup, Inc.	91,940	4,410
CME Group, Inc.	9,220	701
Comerica, Inc.	5,600	223
Discover Financial Services	14,730	702
E*Trade Financial Corp.(2)	8,610	109
Equity Residential	9,620	559
Fifth Third Bancorp	26,420	477
Franklin Resources, Inc.	4,150	564
Genworth Financial, Inc. Class A	14,810	169
Goldman Sachs Group, Inc. (The)	12,940	1,957
Hartford Financial Services Group, Inc. (The)	13,690	423
HCP, Inc.	13,650	620
Health Care REIT, Inc.	8,540	572
Hudson City Bancorp, Inc.	14,270	131
Huntington Bancshares, Inc.	25,340	200
IntercontinentalExchange, Inc.(2)	2,190	389
Invesco Ltd.	13,350	424

2

Virtus AlphaSector® Rotation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
JPMorgan Chase & Co.	114,200	$6,029
KeyCorp	27,810	307
Kimco Realty Corp.	12,270	263
Legg Mason, Inc.	3,350	104
Leucadia National Corp.	8,860	232
Lincoln National Corp.	8,060	294
Loews Corp.	9,230	410
M&T Bank Corp.	3,680	411
Macerich Co. (The)	4,130	252
Marsh & McLennan Cos., Inc.	16,630	664
MetLife, Inc.	33,090	1,514
Moody’s Corp.	5,820	355
Morgan Stanley	41,460	1,013
NASDAQ OMX Group, Inc. (The)	3,540	116
Northern Trust Corp.	6,540	379
NYSE Euronext, Inc.	7,300	302
People’s United Financial, Inc.	10,180	152
Plum Creek Timber Co., Inc.	4,890	228
PNC Financial Services Group, Inc.	16,000	1,167
Principal Financial Group, Inc.	8,280	310
Progressive Corp. (The)	16,740	425
Prologis, Inc.	14,960	564
Prudential Financial, Inc.	13,990	1,022
Public Storage	4,340	665
Regions Financial Corp.	42,710	407
Simon Property Group, Inc.	9,330	1,473
SLM Corp.	13,340	305
State Street Corp.	13,690	893
SunTrust Banks, Inc.	16,280	514
T. Rowe Price Group, Inc.	7,790	570
Torchmark Corp.	2,780	181
Travelers Cos., Inc. (The)	11,300	903
U.S. Bancorp	55,890	2,020
Unum Group	8,020	236
Ventas, Inc.	8,800	611
Vornado Realty Trust	5,110	423
Wells Fargo & Co.	148,820	6,142
XL Group plc	8,700	264
Zions Bancorp	5,530	160

		70,530

Industrials—12.4%
3M Co.	30,730	3,360
ADT Corp. (The)	10,260	409

	SHARES	VALUE
Industrials—(continued)
Avery Dennison Corp.	5,780	$247
Boeing Co. (The)	33,660	3,448
Caterpillar, Inc.	33,100	2,730
Cintas Corp.	5,900	269
CSX Corp.	58,150	1,349
Cummins, Inc.	15,350	1,665
Danaher Corp.	30,850	1,953
Deere & Co.	20,460	1,662
Dover Corp.	9,710	754
Dun & Bradstreet Corp.	1,870	182
Eaton Corp. plc	27,300	1,797
Emerson Electric Co.	35,930	1,960
Equifax, Inc.	7,700	454
Expeditors International of Washington, Inc.	9,690	368
Fastenal Co.	12,660	580
FedEx Corp.	14,820	1,461
Flowserve Corp.	6,710	362
Fluor Corp.	11,110	659
General Dynamics Corp.	17,060	1,336
General Electric Co.	361,380	8,380
Grainger (W.W.), Inc.	3,680	928
Honeywell International, Inc.	39,180	3,109
Illinois Tool Works, Inc.	20,790	1,438
Ingersoll-Rand plc	13,040	724
Iron Mountain, Inc.	7,870	209
Jacobs Engineering Group, Inc.	6,140	339
Joy Global, Inc.	4,990	242
Kansas City Southern	5,170	548
L-3 Communications Holdings, Inc.	4,220	362
Lockheed Martin Corp.	13,220	1,434
Masco Corp.	18,750	365
Norfolk Southern Corp.	17,460	1,269
Northrop Grumman Corp.	11,920	987
PACCAR, Inc.	19,420	1,042
Pall Corp.	7,670	510
Parker Hannifin Corp.	8,830	842
PentAir, Inc.	9,580	553
Pitney Bowes, Inc.	10,840	159
Precision Castparts Corp.	6,860	1,550
Quanta Services, Inc.(2)	9,990	264
Raytheon Co.	16,760	1,108
Republic Services, Inc.	13,920	472
Robert Half International, Inc.	9,260	308
Robinson (C.H.) Worldwide, Inc.	7,530	424

3

Virtus AlphaSector® Rotation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Rockwell Automation, Inc.	8,480	$705
Rockwell Collins, Inc.	8,220	521
Roper Industries, Inc.	4,650	578
Ryder System, Inc.	4,420	269
Snap-On, Inc.	2,730	244
Southwest Airlines Co.	37,380	482
Stanley Black & Decker, Inc.	7,600	588
Stericycle, Inc.(2)	4,050	447
Textron, Inc.	16,380	427
Tyco International Ltd.	21,910	722
Union Pacific Corp.	23,980	3,700
United Parcel Service, Inc. Class B	34,140	2,952
United Technologies Corp.	41,480	3,855
Waste Management, Inc.	22,610	912
Xylem, Inc.	8,690	234

		71,207

Materials—12.2%
Air Products & Chemicals, Inc.	31,070	2,845
Airgas, Inc.	10,030	958
Alcoa, Inc.	161,220	1,261
Allegheny Technologies, Inc.	17,000	447
Ball Corp.	22,670	942
Bemis Co., Inc.	16,190	634
CF Industries Holdings, Inc.	8,830	1,514
Cliffs Natural Resources, Inc.	23,270	378
Dow Chemical Co. (The)	180,410	5,804
Du Pont (E.I.) de Nemours & Co.	137,290	7,208
Eastman Chemical Co.	23,580	1,651
Ecolab, Inc.	37,650	3,207
FMC Corp.	20,670	1,262
Freeport-McMoRan Copper & Gold, Inc.	154,850	4,275
International Flavors & Fragrances, Inc.	12,520	941
International Paper Co.	66,640	2,953
LyondellBasell Industries N.V. Class A	56,650	3,754
MeadWestvaco Corp.	27,250	930
Monsanto Co.	79,620	7,866
Mosaic Co. (The)	41,300	2,222
Newmont Mining Corp.	74,450	2,230
Nucor Corp.	47,660	2,065
Owens-Illinois, Inc.(2)	25,980	722
PPG Industries, Inc.	21,290	3,117
Praxair, Inc.	44,110	5,080
Sealed Air Corp.	31,040	743

	SHARES	VALUE
Materials—(continued)
Sherwin-Williams Co. (The)	12,770	$2,255
Sigma-Aldrich Corp.	18,160	1,459
United States Steel Corp.	22,900	401
Vulcan Materials Co.	20,000	968
Weyerhaeuser Co.	17,340	494

		70,586

Utilities—12.7%
AES Corp. (The)	96,930	1,162
AGL Resources, Inc.	18,370	787
Ameren Corp.	38,050	1,310
American Electric Power Co., Inc.	75,930	3,400
CenterPoint Energy, Inc.	67,590	1,588
CMS Energy Corp.	42,230	1,147
Consolidated Edison, Inc.	45,860	2,674
Dominion Resources, Inc.	89,830	5,104
DTE Energy Co.	27,340	1,832
Duke Energy Corp.	101,230	6,833
Edison International	50,900	2,451
Entergy Corp.	27,710	1,931
Exelon Corp.	133,080	4,110
FirstEnergy Corp.	65,030	2,428
Integrys Energy Group, Inc.	12,460	729
NextEra Energy, Inc.	66,030	5,380
NiSource, Inc.	49,290	1,412
Northeast Utilities	48,920	2,056
NRG Energy, Inc.	50,150	1,339
ONEOK, Inc.	32,050	1,324
Pepco Holdings, Inc.	39,210	791
PG&E Corp.	69,120	3,161
Pinnacle West Capital Corp.	17,500	971
PPL Corp.	92,460	2,798
Public Service Enterprise Group, Inc.	78,680	2,570
SCANA Corp.	21,690	1,065
Sempra Energy	35,240	2,881
Southern Co. (The)	135,350	5,973
TECO Energy, Inc.	32,340	556
Wisconsin Energy Corp.	35,570	1,458
XCEL Energy, Inc.	77,990	2,210

		73,431

TOTAL COMMON STOCKS (Identified Cost $374,192)		430,172

4

Virtus AlphaSector® Rotation Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—25.0%
Consumer Staples Select Sector SPDR Fund	1,814,710	$71,989
Health Care Select Sector SPDR Fund	1,510,770	71,928

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $106,595)		143,917

TOTAL LONG TERM INVESTMENTS—99.5% (Identified cost $480,787)		574,089

SHORT-TERM INVESTMENTS—0.7%
Money Market Mutual Funds—0.7%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	4,159,278	4,159

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,159)		4,159

TOTAL INVESTMENTS—100.2% (Identified Cost $484,946)		578,248	(1)
Other assets and liabilities, net—(0.2)%		(1,040)

NET ASSETS—100.0%		$577,208

Abbreviations:

REIT	Real Estate Investment Trust
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

5

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$430,172	$430,172
Exchange-Traded Funds	143,917	143,917
Short-Term Investments	4,159	4,159

Total Investments	$578,248	$578,248

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Alternatives Diversifier Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
AFFILIATED MUTUAL FUNDS—67.8%
Equity Funds—58.6%
Virtus Global Commodities Stock Fund Class I	2,426,246	$20,259
Virtus Global Dividend Fund Class I	3,309,223	44,244
Virtus Global Real Estate Securities Fund Class I	595,986	13,785
Virtus International Real Estate Securities Fund Class I	3,246,052	20,353
Virtus Real Estate Securities Class I	621,330	22,486

		121,127

Fixed Income Funds—9.2%
Virtus Senior Floating Rate Fund Class I	1,959,721	19,147

TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $128,307)		140,274

EXCHANGE-TRADED FUNDS—32.0%
Market Vectors Agribusiness	77,600	3,972
Market Vectors Coal	199,700	3,527
PowerShares DB Commodity Index Tracking Fund	841,000	21,134
PowerShares DB G10 Currency Harvest Fund(2)	1,331,700	33,838
WisdomTree Managed Futures Strategy Fund	90,300	3,781

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $66,398)		66,252

TOTAL LONG TERM INVESTMENTS—99.8% (Identified cost $194,705)		206,526

SHORT-TERM INVESTMENTS—0.2%
Money Market Mutual Funds—0.2%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	371,566	372

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $372)		372

TOTAL INVESTMENTS—100.0% (Identified Cost $195,077)		206,898	(1)
Other assets and liabilities, net—0.0%		(85)

NET ASSETS—100.0%		$206,813

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Affiliated Mutual Funds	$140,274	$140,274
Exchange-Traded Funds	66,252	66,252
Short-Term Investments	372	372

Total Investments	$206,898	$206,898

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Bond Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—1.4%
Georgia—0.3%
Rockdale County Water & Sewerage Authority, Taxable 3.060%, 7/1/24	$255		$242

Michigan—0.1%
City of Flat Rock Finance Authority, Taxable Series A, 6.750%, 10/1/16	65		68

Rhode Island—1.0%
City of Woonsocket Pension Funding Taxable (AGM Insured) 5.660%, 7/15/13	1,000		1,001

TOTAL MUNICIPAL BONDS (Identified Cost $1,321)			1,311

FOREIGN GOVERNMENT SECURITIES—5.8%
Bolivarian Republic of Venezuela
RegS 12.750%, 8/23/22(5)	245		252
RegS 8.250%, 10/13/24(5)	125		97
Commonwealth of Australia New South Wales Treasury Corp. Series 17 5.500%, 3/1/17	190	AUD	187
Commonwealth of Canada 2.000%, 3/1/14	270	CAD	258
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	120	NZD	98
Federative Republic of Brazil 8.500%, 1/5/24	475	BRL	196
Hellenic Republic
2.000%, 2/24/23(3)	130	EUR	92
2.000%, 2/24/27(3)	185	EUR	110
Kingdom of Morocco 144A 4.250%, 12/11/22(4)	270		238
Kingdom of Norway Treasury Bill, 0.000%, 12/18/13	1,150	NOK	188
Mongolia 144A 5.125%, 12/5/22(4)	200		178
Republic of Colombia 4.375%, 3/21/23	490,000	COP	224
Republic of Croatia 144A 6.375%, 3/24/21(4)	280		293
Republic of Indonesia Series FR63, 5.625%, 5/15/23	1,478,000	IDR	133
Republic of Peru 144A 7.840%, 8/12/20(4)	575	PEN	238
Republic of Philippines 4.950%, 1/15/21	6,000	PHP	143
Republic of Portugal Treasury Obligation 4.950%, 10/25/23	130	EUR	152
Republic of Turkey 9.000%, 3/8/17	610	TRY	327
Republic of Uruguay 4.375%, 12/15/28(13)	4,983	UYU	283
Russian Federation 144A 7.850%, 3/10/18(4)	15,000	RUB	476

	PAR VALUE		VALUE
Series 6207 8.150%, 2/3/27	$10,050	RUB	$314
United Mexican States Series M, 6.000%, 6/18/15	6,990	MXN	556
4.750%, 3/8/44	515	MXN	458

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $6,064)			5,491

MORTGAGE-BACKED SECURITIES—22.9%
Agency—8.7%
FHLMC
7.500%, 4/1/14	2		2
7.000%, 4/1/16	6		7
7.000%, 1/1/33	99		114
5.000%, 12/1/35	58		65
FNMA
7.000%, 5/1/14	2		2
6.000%, 10/1/14	27		28
6.500%, 6/1/16	38		40
6.000%, 7/1/17	24		25
5.500%, 9/1/17	50		53
5.000%, 4/1/20	166		177
5.000%, 8/1/21	42		45
6.000%, 5/1/29	63		70
6.500%, 5/1/30	3		3
7.500%, 3/1/31	50		59
7.000%, 7/1/31	45		52
7.000%, 9/1/31	57		65
6.500%, 3/1/32	50		58
5.500%, 4/1/36	165		181
5.500%, 9/1/36	384		417
6.500%, 5/1/37	640		712
6.000%, 9/1/37	32		35
6.000%, 1/1/38	65		72
6.000%, 2/1/38	67		74
6.000%, 3/1/38	353		389
6.000%, 7/1/38	941		1,022
6.000%, 8/1/38	59		64
6.000%, 8/1/38	183		202
6.000%, 8/1/38	354		386
6.000%, 8/1/38	733		811
5.000%, 6/1/39	1,232		1,359
5.000%, 9/1/39	297		323
5.500%, 9/1/39	671		732
4.500%, 9/1/40	434		474

1

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Agency—(continued)
GNMA
8.500%, 11/15/22	$—	(12)	$—	(12)
6.500%, 9/15/28	57		66
7.500%, 9/15/29	97		112

			8,296

Non-Agency—14.2%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(4)	260		256
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.292%, 7/10/43(3)	440		462
Banc of America Mortgage Securities, Inc. 05-3, 1A15 5.500%, 4/25/35	245		251
Bank of America Funding Corp. 04-B, 2A1 5.462%, 11/20/34(3)	159		156
Bayview Commercial Asset Trust 08-1, A2A 144A 1.190%, 1/25/38(3)(4)	262		258
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	500		498
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW13, AM 5.582%, 9/11/41(3)	235		257
07-T28, A3 5.793%, 9/11/42	999		1,023
07- PW, R15 5.363%, 2/11/44	250		251
Citigroup - Deutsche Bank Commercial Mortgage Trust 06-CD2, A3 5.547%, 1/15/46(3)	1,335		1,388
Commercial Mortgage Pass-Through-Certificates 07-C9, A4 5.993%, 12/10/49(3)	151		171
Countrywide Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 2.685%, 5/25/34(3)	507		494
Credit Suisse First Boston Mortgage Securities Corp.
04-CF2, 1M1 144A 5.250%, 1/25/43(4)	235		255
13-IVR3, A2 3.000%, 5/25/43	264		259
Extended Stay America Trust 13-ESH7, A27 144A 2.958%, 12/5/31(4)	270		262
Goldman Sachs Mortgage Securities Corp. II 07- GG10, A4 5.982%, 8/10/45(3)	950		1,058
Greenwich Capital Commercial Funding Corp. 07- GG9, A4 5.444%, 3/10/39	145		160
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A1 144A 3.300%, 8/5/32(4)	430		448
06-LDP7, AM 6.056%, 4/15/45(3)	475		522

	PAR VALUE	VALUE
Non-Agency—(continued)
JPMorgan Chase Mortgage Trust 04-A4, 2A1 2.611%, 9/25/34(3)	$410	$410
Morgan Stanley Capital I Trust
07-T27, A4 5.816%, 6/11/42(3)	565	639
05-IQ10, A4B 5.284%, 9/15/42(3)	855	908
08-T29, A4 6.459%, 1/11/43(3)	650	755
07-IQ14, A4 5.692%, 4/15/49(3)	300	334
07-IQ14, AM 5.876%, 4/15/49(3)	190	191
Motel 6 Trust 12-MTLB, D 144A 3.781%, 10/5/25(4)	270	261
SMA Issuer I LLC 12-LV1, A 144A 3.500%, 8/20/25(4)	113	114
Structured Asset Securities Corp. Mortgage Pass- Through Certificates 03-14, 3A1 5.490%, 5/25/33(3)	362	371
Wachovia Bank Commercial Mortgage Trust 07- C30, A5 5.342%, 12/15/43	715	793
Washington Mutual Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	369	391

		13,596

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $21,448)		21,892

ASSET-BACKED SECURITIES—5.8%
AmeriCredit Automobile Receivables Trust 12-3, C 2.420%, 5/8/18	500	506
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A 144A 3.410%, 11/20/16(4)	535	560
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(4)	375	368
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(4)	465	466
Countrywide Asset-Backed Certificates 05-1, AF5A 5.497%, 7/25/35(3)	317	307
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	157	157
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	281	277
Orange Lake Timeshare Trust 12-AA, A 144A 3.450%, 3/10/27(4)	137	141
Santander Drive Auto Receivables Trust
12-2, D 3.870%, 2/15/18	500	513
12-3, C 3.010%, 4/16/18	545	560
13-1, D 2.270%, 1/15/19	215	208

2

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Security National Mortgage Loan Trust 04-1A, AF3, 144A 6.420%, 6/25/32(3)(4)	$306	$283
Sierra Timeshare Receivables Funding, LLC 12- 3A, A 144A 1.870%, 8/20/29(4)	374	375
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(4)	201	201
Springleaf Loan Trust 10-1A, A1 144A 5.150%, 3/25/58(3)(4)	136	138
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(4)	215	213
Westgate Resorts LLC 12-2A, A 144A 3.000%, 1/20/25(4)	259	262

TOTAL ASSET-BACKED SECURITIES (Identified Cost $5,569)		5,535

CORPORATE BONDS—50.4%
Consumer Discretionary—4.9%
American Axle & Manufacturing, Inc. 6.250%, 3/15/21	220	225
Automotores Gildemeister SA 144A 6.750%, 1/15/23(4)	215	184
Bon-Ton Department Stores, Inc. (The)144A 8.000%, 6/15/21(4)	165	168
Boyd Gaming Corp. 9.000%, 7/1/20	200	204
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(4)	215	218
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	210	232
Clear Channel Communications, Inc. 144A 9.000%, 12/15/19(4)	90	88
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	175	182
Hot Topic, Inc. 144A 9.250%, 6/15/21(4)	100	102
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	210	202
Jones Group, Inc. (The) Apparel Group Holdings 6.875%, 3/15/19	245	247
KOC Holding AS 144A 3.500%, 4/24/20(4)	200	173
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	260	276
Meritor, Inc. 6.750%, 6/15/21	170	163
MGM Resorts International 6.750%, 10/1/20	215	223
QVC, Inc. 144A 4.375%, 3/15/23(4)	265	247
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International LLC) 144A 5.875%, 5/15/21(4)	265	257
ServiceMaster Co. 7.000%, 8/15/20	220	210

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(4)	$235	$227
Station Casinos LLC 144A 7.500%, 3/1/21(4)	230	233
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(4)	265	252
TRW Automotive, Inc. 144A 4.500%, 3/1/21(4)	70	70
United Artists Theatre Circuit, Inc. Series BD-1 9.300%, 7/1/15(6)(7)	12	12
Wyndham Worldwide Corp. 3.900%, 3/1/23	260	248

		4,643

Consumer Staples—1.5%
American Rock Salt Co. LLC 144A 8.250%, 5/1/18(4)	270	258
Chiquita Brands International, Inc. (Chiquita Brands LLC) 144A 7.875%, 2/1/21(4)	145	152
CVS Pass-Through-Trust 144A 7.507%, 1/10/32(4)	247	304
Flowers Foods, Inc. 4.375%, 4/1/22	275	269
Ingles Markets, Inc. 144A 5.750%, 6/15/23(4)	170	168
Reynolds American, Inc. 3.250%, 11/1/22	295	274

		1,425

Energy—5.2%
CHC Helicopter SA 9.250%, 10/15/20	160	165
Chesapeake Energy Corp. 5.375%, 6/15/21	215	215
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	200	203
El Paso Pipeline Partners Operating Co. LLC 7.500%, 11/15/40	505	634
Energy Transfer Partners LP 5.200%, 2/1/22	285	301
EPL Oil & Gas, Inc. 8.250%, 2/15/18	280	290
Gazprom OAO (Gaz Capital SA) 144A 3.850%, 2/6/20(4)(10)	430	400
OGX Austria GmbH 144A 8.500%, 6/1/18(4)	330	107
Petrobras International Finance Co. 5.375%, 1/27/21	515	517
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(5)	310	285
Petroleos Mexicanos 144A 3.500%, 1/30/23(4)	355	328
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(7)	22	21
Phillips 66 5.875%, 5/1/42	340	375
QGOG Constellation S.A. 144A 6.250%, 11/9/19(4)	220	216

3

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
Regency Energy Partners LP (Regency Energy Finance Corp.) 144A 4.500%, 11/1/23(4)	$200		$182
Rowan Cos., Inc. 4.875%, 6/1/22	255		263
Weatherford International Ltd. 4.500%, 4/15/22	310		306
Williams Cos., Inc. (The) 3.700%, 1/15/23	200		186

			4,994

Financials—22.5%
Air Lease Corp. 4.750%, 3/1/20	215		207
Aircastle Ltd.
6.250%, 12/1/19	225		235
7.625%, 4/15/20	200		221
Akbank TAS
144A 3.875%, 10/24/17(4)	350		338
144A 7.500%, 2/5/18(4)	375	TRY	179
Alfa Bank OJSC (Alfa Bond Issuance plc) RegS 7.875%, 9/25/17(5)(10)	250		267
ALROSA Finance SA 144A 7.750%, 11/3/20(4)	240		258
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	275		259
Banco Santander Brasil SA 144A 8.000%, 3/18/16(4)	415	BRL	171
Banco Santander Chile 144A 3.875%, 9/20/22(4)	450		418
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	300		316
Bancolombia SA 5.125%, 9/11/22	260		248
Bank of America Corp.
5.750%, 8/15/16	250		272
5.625%, 7/1/20	235		259
Bank of India
144A 3.250%, 4/18/18(4)	265		248
144A 3.625%, 9/21/18(4)	265		249
Barclays Bank plc 144A 6.050%, 12/4/17(4)	250		270
Capital One Financial Corp. 6.150%, 9/1/16	455		508
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(4)	270		261
Chubb Corp. (The) 6.375%, 3/29/67(3)	250		267
Corporate Office Properties LP 144A 3.600%, 5/15/23(4)	265		244
Developers Diversified Realty Corp. 7.875%, 9/1/20	540		659
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(4)	290		258
Digital Realty Trust LP 5.250%, 3/15/21	625		652

	PAR VALUE	VALUE
Financials—(continued)
ESAL GmbH 144A 6.250%, 2/5/23(4)	$200	$184
Ford Motor Credit Co. LLC 5.750%, 2/1/21	235	255
General Electric Capital Corp. 4.650%, 10/17/21	95	101
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)	220	227
Goldman Sachs Group, Inc. (The)
6.000%, 6/15/20	360	404
5.750%, 1/24/22	500	551
Hutchison Whampoa International Ltd. Series 12 144A 6.000% (3)(4)(8)(9)	310	322
ING (U.S.), Inc. 144A 5.650%, 5/15/53(3)(4)(9)	210	198
Intelsat Jackson Holdings SA 144A 6.625%, 12/15/22(4)	175	171
International Lease Finance Corp. 6.250%, 5/15/19	240	248
Intesa San Paolo SpA 3.125%, 1/15/16	215	211
Inversiones CMPC SA 144A 4.375%, 5/15/23(4)	375	359
Itau Unibanco Holding SA 144A 5.125%, 5/13/23(4)	295	275
Jefferies Group LLC 5.125%, 1/20/23	65	64
JPMorgan Chase & Co.
6.125%, 6/27/17	320	361
4.400%, 7/22/20	425	444
3.250%, 9/23/22	480	455
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)	215	219
Kazkommertsbank JSC RegS 8.000%, 11/3/15(5)	115	115
KeyCorp 5.100%, 3/24/21	205	228
Korea Finance Corp. 4.625%, 11/16/21	200	203
Legg Mason, Inc. 5.500%, 5/21/19	240	247
Level 3 Financing, Inc. 7.000%, 6/1/20	160	160
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(4)	245	237
Lincoln National Corp. 4.200%, 3/15/22	530	538
Lukoil International Finance BV 144A 4.563%, 4/24/23(4)	275	256
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	15	16
Macquarie Group Ltd. 144A 6.250%, 1/14/21(4)	210	223
MMI International Ltd. 144A 8.000%, 3/1/17(4)	205	207
Morgan Stanley
5.550%, 4/27/17	330	357
4.100%, 5/22/23	155	143
6.375%, 7/24/42	435	486
Nordea Bank AB 144A 4.250%, 9/21/22(4)	265	261

4

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)(10)	$285	$261
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(10)	265	261
PKO Finance AB 144A 4.630%, 9/26/22(4)(10)	255	248
Prudential Financial, Inc.
5.875%, 9/15/42(3)(9)	190	190
5.200%, 3/15/44(3)	770	728
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(4)	220	224
Sberbank of Russia (Sberbank CapItal SA)
144A 4.950%, 2/7/17(4)(10)	200	207
144A 5.125%, 10/29/22(4)(10)	320	300
SLM Corp. 5.500%, 1/25/23	225	214
TMK OAO (TMK Capital SA) 144A 6.750%, 4/3/20(4)(10)	210	195
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(4)	305	286
Turkiye Is Bankasi 144A 3.875%, 11/7/17(4)	335	327
UBS AG 7.625%, 8/17/22	500	548
UPCB Finance Ltd. VI 144A 6.875%, 1/15/22(4)	165	172
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	250	232
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(10)	500	520
Wells Fargo & Co. 3.450%, 2/13/23	310	296
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(4)	270	242

		21,441

Health Care—1.4%
Cardinal Health, Inc. 3.200%, 3/15/23	130	121
HCA, Inc. 6.500%, 2/15/20	285	309
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	110	115
Mylan, Inc. 144A 3.125%, 1/15/23(4)	325	297
Tenet Healthcare Corp. 144A 4.500%, 4/1/21(4)	335	313
Valeant Pharmaceuticals International, Inc.
Escrow Corp.
144A 6.750%, 8/15/18(4)	130	134
144A 7.500%, 7/15/21(4)	25	26

		1,315

Industrials—4.9%
AAR Corp. 144A 7.250%, 1/15/22(4)	190	205

	PAR VALUE		VALUE
Industrials—(continued)
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(4)	$160		$160
Air Canada Pass-Through-Trust 13-1B 144A 5.375%, 5/15/21(4)	101		100
America West Airlines Pass-Through-Trust 00-1, G 8.057%, 7/2/20	265		294
American Airlines Pass-Through-Trust 13-1, A 144A 4.000%, 7/15/25(4)	210		198
Avis Budget Car Rental LLC 144A 5.500%, 4/1/23(4)	265		257
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	215		215
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(4)	155		150
Carpenter Technology Corp. 4.450%, 3/1/23	250		244
Continental Airlines Pass-Through-Trust
97-4, A 6.900%, 1/2/18	270		284
99-1, A 6.545%, 2/2/19	414		460
00-1, A1 8.048%, 11/1/20	457		512
Delta Air Lines Pass-Through-Trust 12-1A, 1A 4.750%, 5/7/20	333		348
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	370		394
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(4)	320	BRL	128
Rexel SA 144A 5.250%, 6/15/20(4)	210		211
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(4)	200		212
Spirit Aerosystems, Inc. 6.750%, 12/15/20	205		214
TransDigm, Inc. 144A 7.500%, 7/15/21(4)	145		149

			4,735

Information Technology—2.0%
Ceridian Corp. 144A 11.000%, 3/15/21(4)	5		6
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	270		261
EarthLink, Inc. 8.875%, 5/15/19	165		161
First Data Corp.
11.250%, 3/31/16	198		195
144A 6.750%, 11/1/20(4)	275		281
144A 11.750%, 8/15/21(4)	420		380
Freescale Semiconductor, Inc. 144A 5.000%, 5/15/21(4)	150		143
Igloo Holdings Corp. PIK Interest Capitalization, 144A 8.250%, 12/15/17(4)	45		46
SunGard Data Systems, Inc. 144A 6.625%, 11/1/19(4)	45		45

5

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Xerox Corp. 4.500%, 5/15/21	$425	$438

		1,956

Materials—4.8%
Alpek SA de CV 144A 4.500%, 11/20/22(4)	385	370
Calumet Specialty Products Partners LP 144A 9.625%, 8/1/20(4)	160	175
Cemex SAB de CV 144A 5.875%, 3/25/19(4)	265	258
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)	95	92
EuroChem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(4)(10)	275	272
Gerdau Holdings, Inc. 144A 4.750%, 4/15/23(4)	315	288
Hexion Corp.
144A 8.875%, 2/1/18(4)	265	272
6.625%, 4/15/20	65	65
144A 6.625%, 4/15/20(4)	200	200
Ineos Finance plc 144A 8.375%, 2/15/19(4)	200	219
NewMarket Corp. 4.100%, 12/15/22	288	279
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	305	306
PTT Global Chemical plc RegS 4.250%, 9/19/22(5)	225	216
Reynolds Group Issuer, Inc. (Reynolds Group Issuer LLC)
9.875%, 8/15/19	145	156
8.250%, 2/15/21	140	139
Tronox Finance LLC 144A 6.375%, 8/15/20(4)	160	152
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(4)	320	293
United States Steel Corp. 6.875%, 4/1/21	265	258
Vale Overseas Ltd. 4.375%, 1/11/22	330	313
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	215	236

		4,559

Telecommunication Services—2.0%
AT&T, Inc. 3.875%, 8/15/21	425	438
CenturyLink, Inc. Series S, 6.450%, 6/15/21	245	257
Cincinnati Bell, Inc. 8.375%, 10/15/20	210	217
Frontier Communications Corp. 7.125%, 1/15/23	220	220
Koninklijke KPN NV 144A 7.000%, 3/28/73(3)(4)(9)	210	199
Telefonica Emisiones Sau 4.570%, 4/27/23	225	215
Windstream Corp. 7.750%, 10/15/20	330	343

		1,889

	PAR VALUE	VALUE
Utilities—1.2%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(4)	$270	$263
Centrais Eletricas Brasileiras SA RegS 5.750%, 10/27/21(5)	200	193
Dominion Resources, Inc. 8.875%, 1/15/19	100	131
Electricite de France SA 144A 5.250% (3)(4)(8)(9)	280	268
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(4)	250	257

		1,112

TOTAL CORPORATE BONDS (Identified Cost $49,209)		48,069

CONVERTIBLE BONDS—0.3%
General Electric Capital Corp. Series A 7.125%, 12/15/49(3)(8)	290	328

TOTAL CONVERTIBLE BONDS (Identified Cost $290)		328

LOAN AGREEMENTS(3)—9.9%
Consumer Discretionary—1.4%
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-6, 5.443%, 1/28/18	192	170
CBAC Borrower LLC 0.000%, 4/26/20(11)	49	50
Clear Channel Communications, Inc. Tranche B, 3.845%, 1/29/16	190	174
0.000%, 1/30/19(11)	45	41
EB Sports Corp. 11.500%, 12/31/15	170	169
Leslie’s Poolmart, Inc. 5.250%, 10/16/19	206	207
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	216	221
Tower Automotive Holdings U.S.A. LLC 5.750%, 4/23/20	123	124
Tribune Co. Tranche B, 4.000%, 12/31/19	72	72
TWCC Holding Corp. 0.000%, 12/11/20(11)	82	83

		1,311

Consumer Staples—0.7%
AdvancePierre Foods, Inc. Second Lien, 9.500%, 10/10/17	210	214
Hostess Brands Acquisition LLC 0.000%, 4/9/20(11)	178	182
Rite Aid Corp. 0.000%, 8/21/20(11)	14	14

6

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—(continued)
0.000%, 6/21/21(11)	$145	$145
Supervalu, Inc. 5.000%, 3/21/19	124	123

		678

Energy—0.7%
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche 1, 6.250%, 10/23/18	31	31
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.)
Tranche B-1, First Lien, 6.250%, 10/23/18	128	129
Second Lien, 11.000%, 10/23/19	105	108
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	220	213
SES International Holdings Ltd. (Saxon) 0.000%, 2/15/19(11)	179	179

		660

Financials—0.8%
Altisource Portfolio Solutions S.A.R.L Tranche B, 5.750%, 11/27/19	121	121
Capital Automotive LP 0.000%, 4/30/20(11)	24	24
iStar Financial, Inc. 4.500%, 10/15/17	190	190
Nuveen Investments, Inc. Tranche B, Second Lien 6.500%, 2/28/19	215	213
Walter Investment Management Corp. 0.000%, 11/28/17(11)	229	231

		779

Health Care—1.0%
Ardent Medical Services, Inc.
0.000%, 7/2/18(11)	69	69
0.000%, 1/2/19(11)	79	80
INC Research, LLC 6.000%, 7/12/18	78	78
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	110	108
MMM Holdings, Inc. 9.750%, 12/12/17	68	69
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	49	50
Pharmaceutical Research Associates, Inc. First Lien, 6.500%, 12/10/17	208	210
Rural/Metro Operating Co. LLC 0.000%, 6/30/18(11)	105	102
Surgery Center Holdings, Inc. First Lien 6.000%, 4/11/19	113	113

	PAR VALUE	VALUE
Health Care—(continued)
United Surgical Partners International, Inc. Tranche B, 4.750%, 4/3/19	$80	$80

		959

Industrials—2.1%
Alliance Laundry Systems LLC
First Lien, 4.500%, 12/10/18	314	316
Second Lien, 9.500%, 12/10/19	25	25
American Airlines, Inc. 0.000%, 6/21/19(11)	191	191
AWAS Finance Luxemborg S.A. 3.500%, 7/16/18	78	79
Ceridian Corp. Extended, 5.942%, 5/9/17	215	216
CHG Buyer Corp. Second Lien, 9.000%, 11/19/20	64	65
Commercial Barge Line Co. 0.000%, 9/22/19(11)	264	261
Doncasters Group Ltd. (Doncasters US LLC) Tranche B, 5.500%, 4/9/20	196	196
Hawker Beechcraft Acquisition Company LLC 5.750%, 2/14/20	215	215
McJunkin Red Man Corp. 6.000%, 11/8/19	156	157
Navistar, Inc. Tranche B, 5.750%, 8/17/17	149	150
SESAC Holding Co. II LLC First Lien, 6.000%, 2/7/19	97	97

		1,968

Information Technology—2.1%
Alcatel-Lucent U.S.A., Inc.
6.250%, 8/1/16	16	16
7.250%, 1/30/19	226	228
Allflex Holdings III, Inc. 0.000%, 6/7/21(11)	109	110
Blue Coat Systems, Inc.
4.500%, 5/31/19	273	272
0.000%, 6/26/20(11)	138	138
CCC Holdings, Inc. 4.000%, 12/20/19	91	90
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	164	158
Ipreo Holdings LLC
Tranche B-3, 6.500%, 8/7/17	43	44
Tranche B-2, 6.500%, 8/7/17	159	161
Kronos, Inc.
First Lien, 4.500%, 10/30/19	39	39
Second Lien, 9.750%, 4/30/20	110	114
Riverbed Technology, Inc. 4.000%, 12/18/19	62	62
RP Crown Parent LLC First Lien 6.750%, 12/21/18	153	154

7

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Information Technology—(continued)
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 7.000%, 12/7/18	$105		$105
Sorenson Communications, Inc. 0.000%, 10/31/14(11)	160		160
Spansion LLC 5.250%, 12/13/18	68		69
Wall Street Systems Holdings, Inc. Second Lien, 9.250%, 10/25/20	110		111

			2,031

Materials—0.9%
Ameriforge Group, Inc.
First Lien, 5.000%, 12/19/19	50		50
Second Lien, 8.750%, 12/21/20	40		41
Fortescue Metals Group Ltd. 5.250%, 10/18/17	283		282
Houghton International, Inc. Holding Corp.
First Lien, 4.000%, 12/20/19	219		218
Second Lien, 9.500%, 12/21/20	110		113
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	153		150
Tronox Pigments B.V. 4.500%, 3/19/20(11)	57		57

			911

Telecommunication Services—0.2%
Integra Telecom Holdings, Inc. Tranche B, 5.250%, 2/22/19	161		161

TOTAL LOAN AGREEMENTS (Identified Cost $9,418)			9,458

	SHARES		VALUE
PREFERRED STOCK—2.5%
Financials—2.5%
Bank of America Corp. Series U, 5.20%(3)	150,000	(15)	142
Citigroup Capital XIII 7.875%,(3)	16,200		451
Fifth Third Bancorp 5.10%(3)	285,000	(15)	270
General Electric Capital Corp. Series C, 5.25%(3)	300,000	(15)	287
JPMorgan Chase & Co. Series 1 7.90%(3)	280,000	(15)	316
JPMorgan Chase & Co. Series Q 5.15%(3)	255,000	(15)	244
PNC Financial Services Group, Inc. (The) Series R 9.875%(3)	215,000	(15)	200
Wells Fargo & Co. Series K, 7.98%(3)	230,000	(15)	260
Zions Bancorp, Series C, ADR 9.500%	10,190		259

TOTAL PREFERRED STOCK (Identified Cost $2,424)			2,429

	SHARES	VALUE
TOTAL LONG TERM INVESTMENTS—99.0% (Identified cost $95,743)		$94,513	(14)

SHORT-TERM INVESTMENTS—0.4%
Money Market Mutual Funds—0.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	377,597	378

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $378)		378

TOTAL INVESTMENTS—99.4% (Identified Cost $96,121)		94,891	(1)
Other assets and liabilities, net—0.6%		532

NET ASSETS—100.0%		$95,423

Abbreviations:

ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corp.
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2013.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $29,062 or 30.5% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(7)	Illiquid security.
(8)	No contractual maturity date
(9)	Interest payments may be deferred.
(10)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(11)	This loan will settle after June 30, 2013, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(12)	Amounts are less than $500 (not reported in 000s).
(13)	Principal amount is adjusted pursuant to the change in the Index.
(14)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.
(15)	Value shown as par value

Foreign Currencies (reported in thousands):

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar

8

Virtus Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

COP	Colombian Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso

9

Virtus Bond Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	73%
Luxembourg	3
Brazil	2
Chile	2
Mexico	2
Turkey	2
Cayman Islands	1
Other	15

Total	100%

†	% of total investments as of June 30, 2013

10

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$5,535	$—	$5,535	$—
Convertible Bonds	328	—	328	—
Corporate Bonds	48,069	—	48,057	12
Foreign Government Securities	5,491	—	5,491	—
Loan Agreements	9,458	—	9,458	—
Mortgage-Backed Securities	21,892	—	21,892	—
Municipal Bonds	1,311	—	1,311	—
Equity Securities:
Preferred Stock	2,429	259	2,170	—
Short-Term Investments	378	378	—	—

Total Investments	$94,891	$637	$94,242	$12

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Corporate Bonds And Notes
Balance as of September 30, 2012:	$14
Accrued discount/(premium)	—	(c)
Realized gain (loss)	—	(c)
Change in unrealized appreciation (depreciation)	—	(c)
Purchases	—
Sales(b)	(2)
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Balance as of June 30, 2013	$12	(d)

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount less than $500.
(d)

Includes internally fair valued security. Refer to the last paragraph under “Note 1A. Securities Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.”

Virtus CA Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL TAX-EXEMPT BONDS(2)—95.3%
Development Revenue—6.6%
Hercules Redevelopment Agency, Tax-Allocation (AMBAC Insured) 5.000%, 8/1/29	$500	$333
Ontario Redevelopment Financing Authority, (NATL Insured) 5.250%, 8/1/13	500	501
San Diego Redevelopment Agency, Tax Allocation Series B (AMBAC Insured) 5.350%, 9/1/24	1,000	1,000
Tax Allocation Series A (AMBAC Insured) 4.750%, 9/1/30	500	486
Santa Clara Redevelopment Agency, Bayshore North Project (NATL Insured) 5.000%, 6/1/22	1,000	1,011

		3,331

General Obligation—19.4%
Brea Olinda Unified School District, Series A (NATL, FGIC Insured) 6.000%, 8/1/15	150	165
Contra Costa Community College District, 4.000%, 8/1/28	245	248
Gilroy Unified School District, (NATL, FGIC Insured) 5.000%, 8/1/13	500	502
Los Angeles Unified School District, 2002 Election Series C (AGM Insured) 5.000%, 7/1/24	500	550
Series A-1 (NATL Insured) 4.500%, 1/1/28	750	779
Norwalk - La Mirada Unified School District, 2002 Election Series D (AGM Insured) 0.000%, 8/1/33	1,475	522
Placer Union High School District, (AGM Insured) 0.000%, 8/1/32	1,500	545
Rancho Santiago Community College District, 2002 Election Series C (AGM Insured) 0.000%, 9/1/27	1,200	615
Riverside Unified School District, Series C (AGM Insured) 5.000%, 8/1/32	375	406
Ross Valley School District, 2010 Election Series B 5.000%, 8/1/37	500	539
San Diego Unified School District, 1998 Election, Series C2 (AGM Insured) 5.500%, 7/1/25	225	271
San Rafael City High School District, 2002 Election Series B (NATL, FGIC Insured) 0.000%, 8/1/26	1,000	544

	PAR VALUE	VALUE
General Obligation—(continued)
Sequoia Union High School District, 4.000%, 7/1/26	$250	$260
State of California, 5.500%, 3/1/26	500	562
5.000%, 2/1/27	290	329
5.000%, 6/1/32	675	715
5.000%, 9/1/32	300	316
5.000%, 11/1/32	250	258
4.500%, 10/1/36	605	608
(AMBAC-BHAC Insured) 4.500%, 10/1/36	300	307
5.000%, 12/1/37	275	283
6.000%, 4/1/38	250	284
5.000%, 2/1/43	250	259

		9,867

General Revenue—18.2%
Anaheim Public Financing Authority, Series C (AGM Insured) 6.000%, 9/1/16	1,600	1,767
City of Pomona, Certificates of Participation, (AMBAC Insured) 5.500%, 6/1/28	1,000	1,013
Golden State Tobacco Securitization Corp., Series A-1 5.125%, 6/1/47	1,250	961
Los Angeles County Public Works Financing Authority, Series A (AGM Insured) 5.500%, 10/1/18	235	261
North City West School Facilities Financing Authority, Series B (AMBAC Insured) 5.250%, 9/1/19	1,000	1,142
Sacramento Area Flood Control Agency, (BHAC Insured) 5.500%, 10/1/28	350	387
5.000%, 10/1/37	750	790
South Bay Regional Public Communications Authority, Series B (ACA Insured) 4.750%, 1/1/31	535	478
State of California Public Works Board, L Judicial Council Projects-Series A 5.000%, 3/1/29	115	121
Department of General Services, Series A 6.125%, 4/1/29	500	582
Various Capital Projects, Series G-1 5.750%, 10/1/30	550	615
Department of Forestry & Fire Protection, Series E 5.000%, 11/1/32	500	524

1

Virtus CA Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
General Revenue—(continued)
Judicial Council Projects, Series A 5.000%, 3/1/38	$300	$306
Ventura County Public Financing Authority, Series A 5.000%, 11/1/25	250	279

		9,226

Higher Education Revenue—4.5%
California Educational Facilities Authority, University of Southern California, Series A 5.000%, 10/1/23	250	299
Pomona College, Series A 5.000%, 7/1/45	500	525
California State University, Series A (NATL, FGIC Insured) 5.250%, 11/1/38	635	676
University of California, Series D (NATL, FGIC Insured) 5.000%, 5/15/28	710	767

		2,267

Medical Revenue—6.9%
California Health Facilities Financing Authority, Stanford Hospital and Clinics, Series A 5.000%, 11/15/13	125	127
Cedars-Sinai Medical Center, 5.000%, 11/15/34	500	520
Providence Health & Services, Series C 6.500%, 10/1/38	295	339
Kaiser Permanente, Series A 5.250%, 4/1/39	500	507
California Statewide Communities Development Authority, Sutter Health, Series B, (AMBAC Insured) 5.000%, 11/15/38	205	213
St. Joseph Health System, (FGIC Insured) 5.750%, 7/1/47	500	542
Golden State Tobacco Securitization Corp., Enhanced Asset, Series A 5.000%, 6/1/29	500	514
San Benito Health Care District, (CA MTG Insured) 4.000%, 3/1/18	140	152
University of California, Regents Medical, Series A 4.750%, 5/15/31	550	573

		3,487

Natural Gas Revenue—2.0%
Roseville Natural Gas Financing Authority, 5.000%, 2/15/24	750	791
Series A 5.000%, 2/15/27	195	204

		995

	PAR VALUE	VALUE
Power Revenue—3.9%
Imperial Irrigation District, Series B 5.000%, 11/1/36	$300	$312
Northern California Power Agency, 5.000%, 7/1/32	200	212
Sacramento Municipal Utilities District, Financing Authority, (NATL Insured) 4.750%, 7/1/26	500	524
Series X 5.000%, 8/15/26	350	390
Southern California Public Power Authority, Windy Flats Project, Series 1, 5.000%, 7/1/28	500	549

		1,987

Pre-Refunded—16.2%
California Health Facilities Financing Authority, Providence Health & Services, Series C (Pre- refunded 10/1/18 @100) 6.500%, 10/1/18	5	6
California Infrastructure & Economic Development Bank, Bay Area Toll Bridges (Pre-refunded 7/1/26 @100) (AMBAC Insured) 5.125%, 7/1/37	755	927
City of Stockton, O’Connors Woods Project Series A (Pre-refunded 9/20/17 @ 100) (GNMA Collateralized) 5.600%, 3/20/28	175	176
Contra Costa County Home Mortgage, (Pre- refunded 10/1/23 @100) (GNMA Collateralized) 7.500%, 5/1/14(3)(4)	550	583
Grossmont-Cuyamaca Community College District, Election of 2002 Series A (Pre-refunded 8/1/13 @100) (NATL Insured) 5.000%, 8/1/13	210	211
Metropolitan Water District of Southern California, Series A, (Pre-refunded 4/1/22 @100) 5.000%, 10/1/33	330	362
Series B-1 (Pre-refunded 10/1/13 @100) (NATL, FGIC Insured) 5.000%, 10/1/36	140	142
Northern California Power Agency, Series A (Pre- refunded 7/1/21 @ 100) (AMBAC Insured) 7.500%, 7/1/23	195	257
Riverside County Single Family, Series A (GNMA Collateralized) 7.800%, 5/1/21(3)	4,000	5,550

		8,214

Transportation Revenue—8.4%
Bay Area Toll Authority,
Series F-1 5.000%, 4/1/34	500	524
Series F-1 5.125%, 4/1/39	580	606

2

Virtus CA Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Transportation Revenue—(continued)
City of Long Beach Airport, Series A 5.000%, 6/1/30	$200	$207
City of Los Angeles, International Airport, Series A 5.000%, 5/15/40	510	519
Contra Costa Transportation Authority, Series B 5.000%, 3/1/29	320	356
Imperial County Transportation Authority, Series E 4.000%, 6/1/20	500	531
San Diego County Regional Airport Authority,
Series A 5.000%, 7/1/23	200	234
Series B 5.000%, 7/1/40	500	511
Subordinate Series A 5.000%, 7/1/40	250	256
San Francisco Municipal Transporation Agency, Subordinate Series A 5.000%, 3/1/42	500	521

		4,265

Water & Sewer Revenue—9.2%
Alameda County Water District Financing Authority, 3.500%, 6/1/41	375	301
California State Department of Water Resources, Central Valley Projects, Series AE 5.000%, 12/1/28	35	39
City of Manteca Water Revenue Refinance, 5.000%, 7/1/27	380	422
City of San Francisco Public Utilities Commission Water Revenue,
Series C 4.000%, 11/1/32	250	242
Series A 4.500%, 11/1/35	225	227
City of Santa Rosa Wastewater Revenue, Series A 5.000%, 9/1/33	500	530
Contra Costa Water District, Series R 5.000%, 10/1/43	400	422
Delta Diablo Sanitation District, Certificates of Participation, Wastewater Facilities Project (NATL Insured) 0.000%, 12/1/16	1,070	1,017
East Bay Municipal Utility District, Subordinate Series A, (NATL Insured) 5.000%, 6/1/35	500	524
Sacramento Suburban Water District, Series A 5.000%, 11/1/25	250	282

	PAR VALUE	VALUE
Water & Sewer Revenue—(continued)
Santa Margarita-Dana Point Authority, Water Districts Improvements, Districts 2,3,4, Series A 5.125%, 8/1/38	$630	$669

		4,675

TOTAL MUNICIPAL TAX-EXEMPT BONDS (Identified Cost $46,657)		48,314

TOTAL LONG TERM INVESTMENTS—95.3% (Identified cost $46,657)		48,314	(5)

TOTAL INVESTMENTS—95.3% (Identified Cost $46,657)		48,314	(1)
Other assets and liabilities, net—4.7%		2,402

NET ASSETS—100.0%		$50,716

Abbrevations

ACA	American Capital Access Financial Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
VA	Department of Veterans Affairs

Footnote Legend

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)

At June 30, 2013, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 100%. At June 30, 2013, 52.2% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: NATL 14.5%, GNMA 12.6% and AMBAC 11.2%.

(3)	Escrowed to maturity.
(4)	When-issued security.
(5)	A portion of the Fund’s assets have been segregated for when issued security.

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Tax-Exempt Bonds	$48,314	$48,314

Total Investments	$48,314	$48,314

There are no Level 1 (Quoted Prices) or Level 3 (significant unobservable inputs) priced securities.

Virtus Disciplined Equity Style Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—100.2%
iShares Russell 1000® Growth Index Fund	5,970	$434
iShares Russell 2000® Growth Index Fund	4,040	451
iShares Russell Midcap® Growth Index Fund	6,110	438

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,280)		1,323

TOTAL LONG TERM INVESTMENTS—100.2% (Identified cost $1,280)		1,323

SHORT-TERM INVESTMENTS—0.7%
Money Market Mutual Funds—0.7%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	9,189	9

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $9)		9

TOTAL INVESTMENTS—100.9% (Identified Cost $1,289)		1,332	(1)
Other assets and liabilities, net—(0.9)%		(12)

NET ASSETS—100.0%		$1,320

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,323	$1,323
Short-Term Investments	9	9

Total Investments	$1,332	$1,332

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Disciplined Select Bond Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—99.1%
iShares Barclays 7-10 Year Treasury Bond Fund	1,650	$169
iShares Barclays Treasury Inflation Protected Securities Bond Fund	4,500	504
iShares Lehman 1-3 Year Treasury Bond Fund	2,040	172
iShares Lehman 20+ Year Treasury Bond Fund	1,530	169

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,045)		1,014

TOTAL LONG TERM INVESTMENTS—99.1% (Identified cost $1,045)		1,014

SHORT-TERM INVESTMENTS—0.8%
Money Market Mutual Funds—0.8%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	8,211	8

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $8)		8

TOTAL INVESTMENTS—99.9% (Identified Cost $1,053)		1,022	(1)
Other assets and liabilities, net—0.1%		1

NET ASSETS—100.0%		$1,023

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,014	$1,014
Short-Term Investments	8	8

Total Investments	$1,022	$1,022

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Disciplined Select Country Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—98.6%
iShares MSCI France Index Fund	4,560	$106
iShares MSCI Germany Index Fund	6,060	150
iShares MSCI Japan Index Fund	21,280	239
iShares MSCI Netherlands Investable Market Index Fund	1,300	27
iShares MSCI Singapore Index Fund	4,330	55
iShares MSCI Sweden Index Fund	1,240	37
iShares MSCI Switzerland Index Fund	5,520	158
iShares MSCI United Kingdom Index Fund	16,960	299

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,040)		1,071

TOTAL LONG TERM INVESTMENTS—98.6% (Identified cost $1,040)		1,071

SHORT-TERM INVESTMENTS—0.9%
Money Market Mutual Funds—0.9%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	9,605	10

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $10)		10

TOTAL INVESTMENTS—99.5% (Identified Cost $1,050)		1,081	(1)
Other assets and liabilities, net—0.5%		5

NET ASSETS—100.0%		$1,086

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at	Level 1
	June 30, 2013	Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,071	$1,071
Short-Term Investments	10	10

Total Investments	$1,081	$1,081

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Dynamic AlphaSector® Fund

SCHEDULE OF INVESTMENTS

AND

SECURITIES SOLD SHORT

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—124.7%
Consumer Discretionary Select Sector SPDR Fund	3,129,300	$176,493
Consumer Staples Select Sector SPDR Fund	4,409,100	174,909
Energy Select Sector SPDR Fund	2,218,200	173,818
Financial Select Sector SPDR Fund	9,019,200	175,784
Health Care Select Sector SPDR Fund	3,670,500	174,753
Industrial Select Sector SPDR Fund	4,070,700	173,290
Materials Select Sector SPDR Fund	4,448,000	170,536
Utilities Select Sector SPDR Fund	4,746,800	178,622

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,319,939)		1,398,205

TOTAL LONG TERM INVESTMENTS—124.7% (Identified cost $1,319,939)		1,398,205	(2)

SHORT-TERM INVESTMENTS—0.2%
Money Market Mutual Funds—0.2%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	2,308,374	2,308

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,308)		2,308

TOTAL INVESTMENTS—124.9% (Identified Cost $1,322,247)		1,400,513	(1)
SECURITIES SOLD SHORT—(5.5)% (Proceeds ($61,378))		(61,416)
Other assets and liabilities, net—(19.4)%		(217,932)

NET ASSETS—100.0%		$1,121,165

SECURITIES SOLD SHORT—5.5%
EXCHANGE-TRADED FUNDS SOLD SHORT—(5.5)%
Technology Select Sector SPDR Fund	2,007,700	(61,416)

TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT—(5.5)% (Proceeds ($61,378))		(61,416)

TOTAL SECURITIES SOLD SHORT—(5.5)% (Proceeds ($61,378))		(61,416	)(1)

Abbreviations:

SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	A portion of the Fund’s assets have been segregated as collateral for margin borrowing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2012	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$1,398,205	$1,398,205
Short Term Investments	2,308	2,308

Total Investments	$1,400,513	$1,400,513

Other Financial Instruments:
Exchange-Traded Funds Sold Short	$(61,416)	$(61,416)

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—26.0%
Argentine Republic
7.000%, 10/3/15	$45		$39
PIK Interest Capitalization 8.280%, 12/31/33	215		122
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(4)	480		431
RegS 7.000%, 12/1/18(4)	70		59
RegS 12.750%, 8/23/22(4)	30		31
7.650%, 4/21/25	775		581
9.375%, 1/13/34	325		267
Dominican Republic 144A 5.875%, 4/18/24(3)	100		97
Federative Republic of Brazil 10.250%, 1/10/28	250	BRL	115
Hellenic Republic
2.000%, 2/24/23(2)	40	EUR	28
2.000%, 2/24/27(2)	235	EUR	140
Honduras Republic 7.500%, 3/15/24	200		173
Hungary
6.375%, 3/29/21	110		115
5.375%, 2/21/23	76		73
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	200		176
Mongolia 144A 5.125%, 12/5/22(3)	200		178
Republic of Angola (Northern Lights III BV) RegS 7.000%, 8/16/19(4)(5)	250		258
Republic of Belarus 8.950%, 1/26/18	100		100
Republic of Cote d’ Ivoire 144A 5.750%, 12/31/32(2)(3)	100		83
Republic of Croatia 144A 6.375%, 3/24/21(3)	300		314
Republic of Ecuador 144A 9.375%, 12/15/15(3)	100		104
Republic of El Salvador 144A 7.650%, 6/15/35(3)	70		69
Republic of Guatemala 144A 4.875%, 2/13/28(3)	200		183
Republic of Indonesia
Series FR-30, 10.750%, 5/15/16	910,000	IDR	102
Series FR63, 5.625%, 5/15/23	624,000	IDR	56
Republic of Peru 144A 6.900%, 8/12/37(3)	400	PEN	148
Republic of Philippines 4.950%, 1/15/21	5,000	PHP	119
Republic of Poland 5.750%, 10/25/21	300	PLZ	100
Republic of Portugal Treasury Obligation 4.950%, 10/25/23	45	EUR	53
Republic of Serbia 144A 6.750%, 11/1/24(2)(3)	79		79
Republic of South Africa Series R208, 6.750%, 3/31/21	1,470	ZAR	143
Republic of Sri Lanka 144A 5.875%, 7/25/22(3)	200		191
Republic of Turkey

	PAR VALUE		VALUE
9.000%, 3/8/17	$310	TRY	$166
5.125%, 3/25/22	200		205
6.750%, 5/30/40	225		249
Republic of Uruguay 4.375%, 12/15/28(8)	4,756	UYU	270
Republic of Zambia 144A 5.375%, 9/20/22(3)	200		179
Romania 144A 6.750%, 2/7/22(3)	150		168
Russian Federation
144A 7.850%, 3/10/18(3)	5,000	RUB	159
Series 6207 8.150%, 2/3/27	3,610	RUB	113
144A 5.625%, 4/4/42(3)	250		259
Ukraine
144A 7.950%, 6/4/14(3)	200		199
144A 6.580%, 11/21/16(3)	200		186
144A 7.750%, 9/23/20(3)	325		298
144A 7.500%, 4/17/23(3)	200		176
United Mexican States
Series M, 6.000%, 6/18/15	3,855	MXN	306
Series M, 6.500%, 6/9/22	2,250	MXN	182

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $8,545)			7,842

CORPORATE BONDS—71.2%
Austria—0.7%
Sappi Papier Holding GmbH 144A 8.375%, 6/15/19(3)	200		212

Bermuda—1.7%
Aircastle Ltd. 6.250%, 12/1/19	100		104
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	200		208
GeoPark Latin America Ltd. (Agencia en Chile) 144A 7.500%, 2/11/20(3)	200		207

			519

Brazil—5.8%
Banco ABC Brasil SA 144A 7.875%, 4/8/20(3)	100		105
Banco do Brasil SA 144A 9.250%, 10/31/49(2)(3)(6)(7)	200		218
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	300	BRL	124
Banco Votorantim SA 144A 7.375%, 1/21/20(3)	125		132
BRF SA 144A 7.750%, 5/22/18(3)	400	BRL	155
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(3)	100		105
Embraer SA 5.150%, 6/15/22	100		100
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	125		132

1

Virtus Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Brazil—(continued)
Itau Unibanco Holding SA RegS 5.650%, 3/19/22(4)	$250		$242
OGX Austria GmbH 144A 8.375%, 4/1/22(3)	225		68
QGOG Constellation S.A. 144A 6.250%, 11/9/19(3)	200		196
Vale SA 5.625%, 9/11/42	200		175

			1,752

Canada—0.5%
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	45		44
Pacific Rubiales Energy Corp. 144A 5.125%, 3/28/23(3)	100		95

			139

Cayman Islands—6.3%
Braskem Finance Ltd. 144A 5.375%, 5/2/22(3)	200		191
Country Garden Holdings Co., Ltd. 144A 7.500%, 1/10/23(3)	200		184
Hutchison Whampoa International Ltd. Series 12 144A 6.000%, 5/29/49(2)(3)(6)(7)	325		337
IPIC GMTN Ltd. 144A 6.875%, 11/1/41(3)	250		294
Kaisa Group Holdings Ltd. 144A 8.875%, 3/19/18(3)	200		192
MIE Holdings Corp. 144A 9.750%, 5/12/16(3)	200		208
Petrobras International Finance Co. 6.750%, 1/27/41	300		300
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(3)	175		186

			1,892

Chile—3.8%
Automotores Gildemeister SA 144A 6.750%, 1/15/23(3)	150		128
Banco Santander Chile 144A 3.875%, 9/20/22(3)	200		186
Cencosud SA 144A 4.875%, 1/20/23(3)	200		196
CorpGroup Banking SA 144A 6.750%, 3/15/23(3)	250		253
Inversiones CMPC SA 144A 4.375%, 5/15/23(3)	200		191
SACI Falabella 144A 6.500%, 4/30/23(3)	100,000	CLP	187

			1,141

China—0.6%
China Railway Resources Huitung Ltd. 3.850%, 2/5/23	200		179

Colombia—1.4%
Bancolombia SA 5.125%, 9/11/22	250		238

	PAR VALUE		VALUE
Colombia—(continued)
Colombia Telecomunicaciones SA ESP 144A 5.375%, 9/27/22(3)	$200		$190

			428

Georgia—0.7%
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	200		204

Greece—0.3%
Hellenic Railways 5.460%, 1/30/14	75	EUR	92

Hong Kong—0.7%
Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	200		209

India—1.6%
Bank of India 144A 3.625%, 9/21/18(3)	200		188
ICICI Bank Ltd. 144A 6.375%, 4/30/22(2)(3)	300		288

			476

Indonesia—3.0%
Gajah Tunggal TBK PT 144A 7.750%, 2/6/18(3)	200		200
Pertamina Persero PT
144A 5.250%, 5/23/21(3)	200		199
144A 6.000%, 5/3/42(3)	275		258
Perusahaan Listrik Negara PT 144A 5.500%, 11/22/21(3)	250		246

			903

Ireland—4.8%
Alfa Bank OJSC (Alfa Bond Issuance plc) 144A 7.500%, 9/26/19(3)(5)	200		205
Ardagh Packaging Finance plc 144A 7.000%, 11/15/20(3)	200		193
EuroChem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(3)(5)	200		197
Metalloinvest Finance Ltd. 144A 5.625%, 4/17/20(3)	200		184
Nomos Bank Via Nomos Capital plc 144A 7.250%, 4/25/18(3)(5)	200		198
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(5)	200		184
Vimpel Communications OJSC (VIP Finance Ireland Ltd.) 144A 9.125%, 4/30/18(3)	250		286

			1,447

2

Virtus Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Israel—1.4%
Israel Electric Corp. Ltd.
144A 5.625%, 6/21/18(3)	$200		$206
RegS 7.250%, 1/15/19(4)	200		213

			419

Kazakhstan—3.5%
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	200		178
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	200		189
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	200		203
Kazkommerts Bank International BV 144A 7.875%, 4/7/14(3)	100		101
KazMunayGas National Co. JSC 144A 5.750%, 4/30/43(3)	200		177
Zhaikmunai LP 144A 7.125%, 11/13/19(3)	200		201

			1,049

Luxembourg—5.5%
ALROSA Finance SA 144A 7.750%, 11/3/20(3)	200		215
Altice Financing SA 144A 7.875%, 12/15/19(3)	200		210
Cosan Luxembourg SA 144A 5.000%, 3/14/23(3)	200		191
Gazprom Neft OAO (GPN Capital SA) 144A 4.375%, 9/19/22(3)(5)	200		183
Sberbank of Russia (Sberbank CapItal SA) 144A 5.125%, 10/29/22(3)(5)	400		375
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(5)	100		103
TMK OAO (TMK Capital SA) 144A 6.750%, 4/3/20(3)(5)	200		186
Wind Acquisition Finance S.A. 144A 7.250%, 2/15/18(3)	200		202

			1,665

Mexico—4.8%
Alpek SA de CV 144A 4.500%, 11/20/22(3)	200		193
America Movil SAB de CV Series 12 6.450%, 12/5/22	2,000	MXN	149
Axtel SAB de CV 144A 7.000%, 1/31/20(3)	60		56
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.750%, 9/30/22(3)	150		162
Cemex SAB de CV 144A 5.875%, 3/25/19(3)	200		194
Grupo Televisa SAB 7.250%, 5/14/43	2,000	MXN	131

	PAR VALUE		VALUE
Mexico—(continued)
Mexichem SAB de CV 144A 4.875%, 9/19/22(3)	$200		$201
Petroleos Mexicanos 144A 5.500%, 6/27/44(3)	200		180
Tenedora Nemak SA de CV 144A 5.500%, 2/28/23(3)	200		190

			1,456

Netherlands—1.5%
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	200		183
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	200		186
Petrobras Global Finance BV 4.375%, 5/20/23	100		91

			460

Panama—1.1%
AES El Salvador Trust II 144A 6.750%, 3/28/23(3)	200		195
Banco Latinoamericano de Comercio Exterior SA 144A 3.750%, 4/4/17(3)	150		152

			347

Peru—2.6%
Banco Bilbao Vizcaya Argentaria S.A. Banco Continental SA 144A 5.000%, 8/26/22(3)	125		122
Banco de Credito del Peru 144A 5.375%, 9/16/20(3)	200		204
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(3)	100		102
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	200		177
Volcan Compania Minera SAA 144A 5.375%, 2/2/22(3)	200		197

			802

Russia—1.8%
AHML Finance Ltd. 144A 7.750%, 2/13/18(3)	5,000	RUB	149
Brunswick Rail Finance Ltd. 144A 6.500%, 11/1/17(3)	200		199
VTB Bank OJSC 144A 9.500%, 12/1/49(2)(3)(5)	200		211

			559

Sri Lanka—0.7%
Bank of Ceylon 144A 6.875%, 5/3/17(3)	200		203

Sweden—0.6%
PKO Finance AB 144A 4.630%, 9/26/22(3)(5)	200		194

3

Virtus Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Thailand—0.6%
PTT Global Chemical plc 144A 4.250%, 9/19/22(3)	$200		$192

Trinidad and Tobago—0.3%
Petroleum Co. of Trinidad & Tobago Ltd. RegS 6.000%, 5/8/22(4)	75		79

Turkey—4.8%
Akbank TAS 144A 7.500%, 2/5/18(3)	300	TRY	143
Arcelik AS 144A 5.000%, 4/3/23(3)	200		180
KOC Holding AS 144A 3.500%, 4/24/20(3)	200		173
Turkiye Is Bankasi AS 144A 6.000%, 10/24/22(3)	200		197
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	200		187
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	200		183
Turkiye Vakiflar Bankasi Tao 144A 5.750%, 4/24/17(3)	200		207
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	200		180

			1,450

Ukraine—0.8%
DP World Ltd. 144A 6.850%, 7/2/37(3)	250		258

United Arab Emirates—1.0%
Abu Dhabi National Energy Co. 144A 5.875%, 12/13/21(3)	275		305

United Kingdom—1.1%
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(3)	100		107
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	200		219

			326

United States—2.9%
Chiquita Brands International, Inc. (Chiquita Brands LLC) 144A 7.875%, 2/1/21(3)	65		68
First Data Corp.
11.250%, 3/31/16	32		31
144A 10.625%, 6/15/21(3)	40		40
144A 11.750%, 8/15/21(3)	50		45
Igloo Holdings Corp. PIK Interest Capitalization, 144A 8.250%, 12/15/17(3)	30		31
Morgan Stanley 144A 10.090%, 5/3/17(3)	250	BRL	111
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)	250		254

	PAR VALUE		VALUE
United States—(continued)
Reynolds Group Issuer, Inc. (Reynolds Group Issuer LLC) 8.250%, 2/15/21	$100		$99
Sealed Air Corp. 144A 6.500%, 12/1/20(3)	25		27
Tronox Finance LLC 144A 6.375%, 8/15/20(3)	170		161

			867

Venezuela—3.9%
Corp Andina de Fomento 4.375%, 6/15/22	200		204
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(4)	1,055		969

			1,173

Virgin Islands (British)—0.4%
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(3)	275	BRL	125

TOTAL CORPORATE BONDS (Identified Cost $22,845)			21,522

LOAN AGREEMENTS(2)—0.3%
Information Technology—0.3%
Alcatel-Lucent U.S.A., Inc. 7.250%, 1/30/19	100		100

TOTAL LOAN AGREEMENTS (Identified Cost $101)			100

TOTAL LONG TERM INVESTMENTS—97.5% (Identified cost $31,491)			29,464	(9)

	SHARES		VALUE
SHORT-TERM INVESTMENTS—0.4%
Money Market Mutual Funds—0.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	113,656		114

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $114)			114

TOTAL INVESTMENTS—97.9% (Identified Cost $31,605)			29,578	(1)
Other assets and liabilities, net—2.1%			628

NET ASSETS—100.0%			$30,206

Abbreviations:

PIK	Payment-in-Kind Security

4

Virtus Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2013.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $21,372 or 70.8% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(6)	No contractual maturity date
(7)	Interest payments may be deferred.
(8)	Principal amount is adjusted pursuant to the change in the Index.
(9)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.

Foreign Currencies (reported in thousands):

BRL	Brazilian Real
CLP	Chilean Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
PLZ	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

5

Virtus Emerging Markets Debt Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
Venezuela	9%
Cayman Islands	7
Turkey	7
Brazil	6
Luxembourg	6
Mexico	6
Ireland	5
Other	54

Total	100%

†	% of total investments as of June 30, 2013

6

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Corporate Bonds	$21,522	$—	$21,522
Foreign Government Securities	7,842	—	7,842
Loan Agreements	100	—	100
Equity Securities:
Short-Term Investments	114	114	—

Total Investments	$29,578	$114	$29,464

There are no Level 3 (significant unobservable inputs) priced securities.

Virtus Emerging Markets Equity Income Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—3.3%
Consumer Staples—2.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar 2.420%	400	$18
Companhia de Bebidas das Americas 2.290%	4,400	164

		182

Utilities—1.2%
Cia Energetica de Sao Paulo, Class B	4,700	41
Companhia Paranaense de Energia 1.490%, Class B	5,700	70

		111

TOTAL PREFERRED STOCK (Identified Cost $306)		293

COMMON STOCKS—80.9%
Consumer Discretionary—6.6%
Anta Sports Products Ltd. (China)	63,000	55
Arcelik AS (Turkey)	4,853	32
China Motor Corp. (Taiwan)	44,000	39
Dongfeng Motor Group Co., Ltd. Class H (China)	6,000	8
Giant Manufacturing Co., Ltd. (Taiwan)	2,000	14
Halla Visteon Climate Control Corp. (South Korea)	1,970	63
Kangwon Land, Inc. (South Korea)	2,530	70
Lojas Renner S.A. (Brazil)	2,300	66
MRV Engenharia e Participacoes S.A. (Brazil)	7,100	21
Naspers Ltd. (South Africa)	675	50
Parkson Holdings Bhd (Malaysia)	9,300	11
Truworths International Ltd. (South Africa)	3,610	32
UMW Holdings Bhd (Malaysia)	25,400	117

		578

Consumer Staples—5.5%
Indofood Sukses Makmur Tbk PT (Indonesia)	40,500	30
Kimberly-Clark de Mexico S.A.B. de C.V. Class A (Mexico)	15,200	50
KT&G Corp. (South Korea)	2,250	146
President Chain Store Corp. (Taiwan)	7,000	46
Souza Cruz S.A. (Brazil)	4,500	56
Spar Group Ltd. (The) (South Africa)	7,491	91
Tiger Brands Ltd. (South Africa)	185	5
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	21,800	61

		485

	SHARES	VALUE
Energy—8.9%
China Petroleum & Chemical Corp. Class H (China)	111,800	$79
CNOOC Ltd. (China)	42,000	71
Ecopetrol S.A. (Colombia)	41,546	88
Lukoil OAO Sponsored ADR (Russia)	2,400	138
PTT PCL (Thailand)	3,500	38
Sasol Ltd. (South Africa)	2,990	131
Tambang Batubara Bukit Asam Persero Tbk PT (Indonesia)	33,500	45
Tatneft OAO (Russia)	2,203	80
Ultrapar Participacoes S.A. (Brazil)	4,900	117

		787

Financials—25.4%
ABSA Group Ltd. (South Africa)	3,927	59
African Bank Investments Ltd. (South Africa)	17,799	29
Alliance Financial Group Bhd (Malaysia)	43,700	73
AMMB Holdings Bhd (Malaysia)	37,600	87
Banco de Chile (Chile)	357,389	52
Banco do Brasil SA (Brazil)	600	6
Banco Santander Chile SA (Chile)	3,999,994	246
Bank of China Ltd. (China)	461,000	190
Bank of the Philippine Islands (Philippines)	19,080	42
BR Properties SA (Brazil)	2,600	22
China Construction Bank Corp. (China)	266,000	188
China Minsheng Banking Corp. Ltd. (China)	30,500	30
CIMB Group Holdings Bhd (Malaysia)	3,800	10
Compartamos SAB de C.V. (Mexico)	36,100	62
Dongbu Insurance Co., Ltd. (South Korea)	1,820	77
Farglory Land Development Co., Ltd. (Taiwan)	40,000	74
Grupo Financiero Inbursa Sab de CV (Mexico)	36,500	80
Guangzhou R&F Properties Co., Ltd. (China)	26,800	39
Highwealth Construction Corp. (Taiwan)	10,400	22
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	3,510	93
Industrial & Commercial Bank of China Ltd. (China)	281,000	177
Industrial Bank of Korea (South Korea)	2,370	23
Komercni Banka A.S. (Czech Republic)	485	90
Nedbank Group Ltd. (South Africa)	401	7
Porto Seguro S.A. (Brazil)	2,400	26
Powszechna Kasa Oszczednosci Bank Polski S.A. (Poland)	8,882	95
Powszechny Zaklad Ubezpieczen S.A. (Poland)	590	73

1

Virtus Emerging Markets Equity Income Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Redefine Properties Ltd. (South Africa)	50,295	$53
RMB Holdings Ltd. (South Africa)	2,085	8
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	187	38
Siam Commercial Bank PCL (Thailand)	16,000	85
Soho China Ltd. (Cayman Islands)	27,500	22
Standard Bank Group Ltd. (South Africa)	5,270	60

		2,238

Industrials—6.5%
Aboitiz Equity Ventures, Inc. (Philippines)	63,500	74
Alfa Sab de CV (Mexico)	11,100	27
Arteris SA (Brazil)	5,400	48
China Communications Construction Co., Ltd. (China)	25,000	19
Grupo Aeroportuario del Pacifico Sab de CV (Mexico)	6,400	32
Grupo Carso Sab de CV (Mexico)	8,800	42
Jiangsu Expressway Co., Ltd. (China)	60,000	62
Reunert Ltd. (South Africa)	6,992	49
S-1 Corp. (South Korea)	650	36
Samsung Engineering Co., Ltd. (South Korea)	437	28
Samsung Heavy Industries Co., Ltd. (South Korea)	1,710	54
Teco Electric and Machinery Co., Ltd. (Taiwan)	54,000	54
Zhejiang Expressway Co., Ltd. (China)	60,000	49

		574

Information Technology—10.6%
Asustek Computer, Inc. (Taiwan)	5,000	43
Catcher Technology Co., Ltd. (Taiwan)	18,000	94
Cielo S.A. (Brazil)	1,820	46
Kinsus Interconnect Technology Corp. (Taiwan)	9,000	34
Lite-On Technology Corp. (Taiwan)	29,000	51
MStar Semiconductor, Inc. (Taiwan)	7,000	50
Quanta Computer, Inc. (Taiwan)	42,000	91
Radiant Opto-Electronics Corp. (Taiwan)	36,000	118
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	79,000	293
Transcend Information, Inc. (Taiwan)	33,000	102
Tripod Technology Corp. (Taiwan)	4,000	9

		931

Materials—9.0%
China Bluechemical Ltd. Class H (China)	70,000	43

	SHARES	VALUE
Materials—(continued)
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	77,600	$225
Industrias Penoles S.A.B de C.V. (Mexico)	3,275	98
Jiangxi Copper Co., Ltd. (China)	44,000	74
Kumba Iron Ore Ltd. (South Africa)	3,072	143
PTT Global Chemical PCL (Thailand)	47,300	105
Shougang Fushan Resources Group Ltd. (Hong Kong)	204,000	79
Uralkali OJSC Sponsored GDR (Russia)	664	22

		789

Telecommunication Services—6.6%
China Communications Services Corp. Ltd. (China)	88,000	55
China Mobile Ltd. (Hong Kong)	13,500	141
MTN Group Ltd. (South Africa)	5,678	106
SK Telecom Co., Ltd. (South Korea)	705	129
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	32,500	37
Tim Participacoes S.A. (Brazil)	6,800	25
Turk Telekomunikasyon AS (Turkey)	22,302	87

		580

Utilities—1.8%
CEZ AS (Czech Republic)	1,992	48
Guangdong Investments Ltd. (China)	40,000	35
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	139,000	80

		163

TOTAL COMMON STOCKS (Identified Cost $7,142)		7,125

EXCHANGE-TRADED FUNDS—6.1%
iPath MSCI India Index ETN	10,030	537

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $526)		537

TOTAL LONG TERM INVESTMENTS—90.3% (Identified cost $7,974)		7,955

SHORT-TERM INVESTMENTS—7.9%
Money Market Mutual Funds—7.9%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	695,698	696

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $696)		696

2

Virtus Emerging Markets Equity Income Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—98.2% (Identified Cost $8,670)	8,651	(1)
Other assets and liabilities, net—1.8%	155

NET ASSETS—100.0%	$8,806

Abbreviations:

ADR	American Depositary Receipt
ETN	Exchange Traded Note

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

3

Virtus Emerging Markets Equity Income Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
China	14%
Taiwan	13
South Africa	9
South Korea	9
Brazil	8
Mexico	8
United States	8
Other	31

Total	100%

†	% of total investments as of June 30, 2013

4

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$7,125	$7,125
Exchange-Traded Funds	537	537
Preferred Stock	293	293
Short-Term Investments	696	696

Total Investments	$8,651	$8,651

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Foreign Opportunities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—0.1%
Industrials—0.1%
Rolls-Royce Holdings plc Series C (United Kingdom)(3)	182,578,844	$278

TOTAL PREFERRED STOCK (Identified Cost $279)		278

COMMON STOCKS—94.0%
Consumer Discretionary—8.3%
Barrat Developments plc (United Kingdom)(2)	3,320,830	15,637
Domino’s Pizza plc (United Kingdom)	2,135,379	21,777
Hermes International (France)	40,644	13,120
L’Occitane International SA (Hong Kong)	4,730,551	12,747
Luxottica Group SpA (Italy)	212,391	10,738
Paddy Power plc (Ireland)(2)	276,892	23,758
Persimmon plc (United Kingdom)	1,169,921	21,015
Sands China Ltd. (Hong Kong)	3,751,912	17,681

		136,473

Consumer Staples—36.1%
Anheuser-Busch InBev N.V. (Belgium)	181,093	16,121
British American Tobacco plc (United Kingdom)	1,815,758	93,000
Diageo plc (United Kingdom)	1,547,623	44,253
Hindustan Unilever Ltd. (India)	1,911,469	18,822
ITC Ltd. (India)	9,099,057	49,664
L’Oreal S.A. (France)	163,371	26,847
Lindt & Spruengli AG (Switzerland)	7,624	28,638
Nestle S.A. Registered Shares (Switzerland)	1,055,289	69,213
Pernod-Ricard S.A. (France)	230,953	25,610
Philip Morris International, Inc. (United States)	943,184	81,698
SABMiller plc (United Kingdom)	1,070,845	51,345
Unilever N.V. (Netherlands)	1,901,507	74,884
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	5,762,459	16,152

		596,247

Energy—5.1%
Core Laboratories N.V. (Netherlands)	354,831	53,813
Enbridge, Inc. (Canada)	732,162	30,778

		84,591

Financials—20.2%
Bank of Nova Scotia (Canada)	480,132	25,666
Daito Trust Construction Co., Ltd. (Japan)	211,200	19,910
Housing Development Finance Corp. (India)	5,009,798	74,108

	SHARES	VALUE
Financials—(continued)
Housing Development Finance Corp. Bank Ltd. (India)	4,580,436	$51,605
Housing Development Finance Corp. Bank Ltd. ADR (India)	2,898	105
HSBC Holdings plc (United Kingdom)	3,825,415	39,681
Link REIT (The) (Hong Kong)	3,348,970	16,473
Standard Chartered plc (United Kingdom)	1,460,642	31,702
UBS AG Registered Shares (Switzerland)	4,365,104	74,311

		333,561

Health Care—6.3%
Cie Generale D’optique Essilor International SA (France)	250,593	26,662
Novartis AG Registered Shares (Switzerland)	56,412	4,007
Novo Nordisk A/S Class B (Denmark)	311,545	48,552
Ramsay Health Care Ltd. (Australia)	635,988	20,829
Roche Holding AG (Switzerland)	15,128	3,764

		103,814

Industrials—9.6%
Bureau Veritas SA (France)	1,763,892	45,678
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	936,793	6,244
DKSH Holding AG (Switzerland)	372,380	30,633
Rolls-Royce Holdings plc (United Kingdom)	1,719,776	29,662
SGS SA Registered Shares (Switzerland)	21,352	45,867

		158,084

Information Technology—3.7%
Accenture plc Class A (Ireland)	312,568	22,492
SAP AG (Germany)	518,898	37,999

		60,491

Materials—4.7%
Fresnillo plc (United Kingdom)	1,770,135	23,746
Goldcorp, Inc. (Canada)	1,436,832	35,685
Newcrest Mining Ltd. (Australia)	2,111,817	19,063

		78,494

TOTAL COMMON STOCKS (Identified Cost $1,281,867)		1,551,755

TOTAL LONG TERM INVESTMENTS—94.1% (Identified cost $1,282,146)		1,552,033

1

Virtus Foreign Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—5.3%
Money Market Mutual Funds—5.3%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	88,129,902	$88,130

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $88,130)		88,130

TOTAL INVESTMENTS—99.4% (Identified Cost $1,370,276)		1,640,163	(1)
Other assets and liabilities, net—0.6%		10,372

NET ASSETS—100.0%		$1,650,535

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus Foreign Opportunities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	23%
Switzerland	16
India	12
United States	10
France	8
Netherlands	8
Canada	6
Other	17

Total	100%

†	% of total investments as of June 30, 2013

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$1,551,755	$1,551,755	$—
Preferred Stock	278	—	278	(1)
Short-Term Investments	88,130	88,130	—

Total Investments	$1,640,163	$1,639,885	$278	(1)

There are no Level 2 (significant observable inputs) priced securities.

(1)

Refer to the last paragraph under “Note 1A. Securities Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.”

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Preferred Stocks
Balance as of September 30, 2012:	$—
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(1)
Purchases	279
Sales	—
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Balance as of June 30, 2013	$278

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

Virtus Global Commodities Stock Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—93.5%
Consumer Staples—13.9%
Andersons, Inc. (The) (United States)	8,220	$437
BRF - Brasil Foods SA ADR (Brazil)	27,100	588
KWS Saat AG (Germany)	2,039	738
Nutreco N.V. (Netherlands)	5,443	231
S&W Seed Co. (United States)	52,193	437
Tyson Foods, Inc. Class A (United States)	30,633	787

		3,218

Energy—34.6%
Athabasca Oil Corp. (Canada)	46,981	291
Cameron International Corp. (United States)	16,386	1,002
Cenovus Energy, Inc. (Canada)	20,569	587
Ceres, Inc. (United States)(2)	33,899	106
Concho Resources, Inc. (United States)	4,033	338
Continental Resources, Inc. (United States)	6,227	536
Core Laboratories N.V. (Netherlands)	4,772	724
Ensco plc Class A (United Kingdom)	10,628	618
Evogene Ltd. (Israel)	12,700	78
FX Energy, Inc. (United States)	64,322	206
GeoSpace Technologies Corp. (United States)	10,418	720
MEG Energy Corp. (Canada)	17,632	483
National Oilwell Varco, Inc. (United States)	3,674	253
Seadrill Ltd. (Bermuda)	21,332	869
Valero Energy Corp. (United States)	34,498	1,199

		8,010

Industrials—15.0%
AGCO Corp. (United States)	5,071	254
Cervus Equipment Corp. (Canada)	5,024	95
JGC Corp. (Japan)	12,000	432
Komatsu Ltd. (Japan)	13,000	301
Kubota Corp. Sponsored ADR (Japan)	16,647	1,212
Lindsay Corp. (United States)	12,062	904
Rocky Mountain Dealerships, Inc. (Canada)	20,684	267

		3,465

Materials—30.0%
Agrium, Inc. (Canada)	3,298	287
BHP Billiton Ltd. Sponsored ADR (Australia)	11,540	665
CF Industries Holdings, Inc. (United States)	2,240	384
Franco Nevada Corp. (Canada)	6,237	223
Goldcorp, Inc. (Canada)	8,220	203
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	289,398	838

	SHARES	VALUE
Materials—(continued)
Imperial Metals Corp. (Canada)	20,093	$201
JFE Holdings, Inc. (Japan)	8,600	189
Johnson Matthey plc (United Kingdom)	5,683	227
Major Drilling Group International (Canada)	30,198	206
MBAC Fertilizer Corp. (Canada)	165,825	319
Monsanto Co. (United States)	12,494	1,234
Nippon Steel & Sumitomo Metal Corp. (Japan)	69,000	186
Potash Corp. of Saskatchewan, Inc. (Canada)	6,724	256
Sociedad Quimica y Minera de Chile S.A. Sponsored ADR (Chile)	4,764	193
Syngenta AG ADR (Switzerland)	6,846	533
Teck Cominco Ltd. Class B (Canada)	26,531	567
Vale SA Sponsored ADR (Brazil)	18,659	245

		6,956

TOTAL COMMON STOCKS (Identified Cost $21,468)		21,649

EXCHANGE-TRADED FUNDS—4.8%
PowerShares DB Gold Fund (United States)	26,888	1,121

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,463)		1,121

TOTAL LONG TERM INVESTMENTS—98.3% (Identified cost $22,931)		22,770

SHORT-TERM INVESTMENTS—1.7%
Money Market Mutual Funds—1.7%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	402,321	402

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $402)		402

TOTAL INVESTMENTS—100.0% (Identified Cost $23,333)		23,172	(1)
Other assets and liabilities, net—0.0%		(10)

NET ASSETS—100.0%		$23,162

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

Virtus Global Commodities Stock Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	44%
Canada	17
Japan	10
Bermuda	4
Mexico	4
Netherlands	4
United Kingdom	4
Other	13

Total	100%

†	% of total investments as of June 30, 2013

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at	Level 1
	June 30, 2013	Quoted Prices
Equity Securities:
Common Stocks	$21,649	$21,649
Exchange-Traded Funds	1,121	1,121
Short-Term Investments	402	402

Total Investments	$23,172	$23,172

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Global Dividend Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.7%
Consumer Discretionary—2.3%
Eutelsat Communications SA (France)	50,700	$1,439
SES SA (Luxembourg)	59,890	1,715

		3,154

Energy—22.4%
Enbridge, Inc. (Canada)	202,380	8,514
Kinder Morgan, Inc. (United States)	141,530	5,399
Spectra Energy Corp. (United States)	139,930	4,822
TransCanada Corp. (Canada)	128,860	5,555
Williams Cos., Inc. (The) (United States)	192,590	6,254

		30,544

Financials—2.1%
American Tower Corp. (United States)	38,700	2,832

Industrials—15.2%
Abertis Infraestructuras S.A. (Spain)	125,400	2,187
Atlantia SpA (Italy)	141,961	2,315
Auckland International Airport Ltd. (New Zealand)	619,210	1,425
Ferrovial SA (Spain)	104,550	1,671
Flughafen Zuerich AG (Switzerland)	3,608	1,813
Fraport AG Frankfurt Airport Services Worldwide (Germany)	30,540	1,848
Koninklijke Vopak N.V. (Netherlands)	48,800	2,879
Sydney Airport (Australia)	513,870	1,589
Transurban Group (Australia)	608,290	3,761
Vinci SA (France)	25,390	1,274

		20,762

Telecommunication Services—22.9%
AT&T, Inc. (United States)	177,820	6,295
BCE, Inc. (Canada)	27,950	1,147
BT Group plc (United Kingdom)	384,330	1,807
Crown Castle International Corp. (United States)	53,820	3,896
Nippon Telegraph & Telephone Corp. ADR (Japan)	46,540	1,211
Singapore Telecommunications Ltd. (Singapore)	794,400	2,363
TDC A/S (Denmark)	215,400	1,746
TELUS Corp. (Canada)	74,550	2,176
Verizon Communications, Inc. (United States)	67,430	3,394
Vodafone Group plc Sponsored ADR (United Kingdom)	211,980	6,092

	SHARES	VALUE
Telecommunication Services—(continued)
Windstream Corp. (United States)	138,320	$1,066

		31,193

Utilities—30.8%
Allette, Inc. (United States)	28,970	1,444
APA Group (Australia)	236,350	1,295
CenterPoint Energy, Inc. (United States)	73,220	1,720
Centrica plc (United Kingdom)	313,470	1,717
CMS Energy Corp. (United States)	68,360	1,857
Dominion Resources, Inc. (United States)	38,110	2,165
DTE Energy Co. (United States)	19,880	1,332
Keyera Corp. (Canada)	27,090	1,457
National Grid plc (United Kingdom)	352,450	3,999
NextEra Energy, Inc. (United States)	36,680	2,989
NiSource, Inc. (United States)	63,160	1,809
Northeast Utilities (United States)	30,760	1,292
Northwest Natural Gas Co. (United States)	22,320	948
ONEOK, Inc. (United States)	29,210	1,207
Pinnacle West Capital Corp. (United States)	28,660	1,590
Public Service Enterprise Group, Inc. (United States)	50,670	1,655
Questar Corp. (United States)	50,970	1,216
Sempra Energy (United States)	35,550	2,907
SevernTrent plc (United Kingdom)	52,635	1,332
SP AusNet (Australia)	1,133,900	1,218
Terna Rete Elettrica Nazionale SpA (Italy)	292,350	1,215
United Utilities Group plc (United Kingdom)	106,340	1,106
UNS Energy Corp. (United States)	29,550	1,322
Wisconsin Energy Corp. (United States)	47,930	1,965
XCEL Energy, Inc. (United States)	46,300	1,312

		42,069

TOTAL COMMON STOCKS (Identified Cost $109,772)		130,554

TOTAL LONG TERM INVESTMENTS—95.7% (Identified cost $109,772)		130,554

SHORT-TERM INVESTMENTS—3.6%
Money Market Mutual Funds—3.6%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	4,918,379	4,918

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,918)		4,918

1

Virtus Global Dividend Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—99.3% (Identified Cost $114,690)	135,472	(1)
Other assets and liabilities, net—0.7%	913

NET ASSETS—100.0%	$136,385

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

2

Virtus Global Dividend Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	50%
Canada	14
United Kingdom	12
Australia	6
Spain	3
Italy	2
Netherlands	2
Other	11

Total	100%

†	% of total investments as of June 30, 2013

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$130,554	$130,554
Short-Term Investments	4,918	4,918

Total Investments	$135,472	$135,472

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Global Opportunities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.6%
Consumer Discretionary—9.5%
Amazon.com, Inc. (United States)	6,189	$1,719
Chipotle Mexican Grill, Inc. (United States)	3,007	1,096
Las Vegas Sands Corp. (United States)	33,428	1,769
Norstar Founders Group Ltd. (Cayman Islands)(2)(3)(4)	272,000	0
Paddy Power plc (Ireland)(2)	13,688	1,174
Persimmon plc (United Kingdom)	85,504	1,536
priceline.com, Inc. (United States)	1,283	1,061
TJX Cos., Inc. (United States)	35,413	1,773

		10,128

Consumer Staples—36.3%
Altria Group, Inc. (United States)	82,503	2,887
Anheuser-Busch InBev N.V. (Belgium)	5,959	530
British American Tobacco plc (United Kingdom)	120,862	6,190
Coca-Cola Co. (The) (United States)	140,209	5,624
Diageo plc (United Kingdom)	44,517	1,273
ITC Ltd. (India)	538,712	2,940
Mead Johnson Nutrition Co. (United States)	17,666	1,400
Nestle S.A. Registered Shares (Switzerland)	55,386	3,633
Philip Morris International, Inc. (United States)	68,509	5,934
SABMiller plc (United Kingdom)	36,093	1,731
Unilever N.V. (Netherlands)	92,884	3,658
Wal-Mart Stores, Inc. (United States)	22,128	1,648
Whole Foods Market, Inc. (United States)	21,711	1,118

		38,566

Energy—2.2%
Core Laboratories N.V. (Netherlands)	5,435	824
Enbridge, Inc. (Canada)	36,478	1,534

		2,358

Financials—20.6%
Capital One Financial Corp. (United States)	18,575	1,167
Citigroup, Inc. (United States)	22,421	1,075
Housing Development Finance Corp. (India)	230,493	3,409
Housing Development Finance Corp. Bank Ltd. (India)	309,745	3,490
HSBC Holdings plc (United Kingdom)	187,951	1,950
JPMorgan Chase & Co. (United States)	30,337	1,601
Standard Chartered plc (United Kingdom)	24,319	528
UBS AG Registered Shares (Switzerland)	219,524	3,737

	SHARES	VALUE
Financials—(continued)
Wells Fargo & Co. (United States)	120,979	$4,993

		21,950

Health Care—6.9%
Covidien plc (Ireland)	10,813	680
Johnson & Johnson (United States)	28,405	2,439
Novartis AG Registered Shares (Switzerland)	3,651	259
Novo Nordisk A/S Class B (Denmark)	13,335	2,078
Roche Holding AG (Switzerland)	979	244
Zoetis, Inc. (United States)	53,486	1,652

		7,352

Industrials—4.5%
Bureau Veritas SA (France)	69,340	1,795
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	61,231	408
DKSH Holding AG (Switzerland)	2,781	229
SGS SA Registered Shares (Switzerland)	1,073	2,305

		4,737

Information Technology—11.0%
Cognizant Technology Solutions Corp. Class A (United States)	16,825	1,053
MasterCard, Inc. Class A (United States)	9,443	5,425
SAP AG (Germany)	24,188	1,771
Visa, Inc. Class A (United States)	19,009	3,474

		11,723

Materials—4.6%
Fresnillo plc (United Kingdom)	110,314	1,480
Goldcorp, Inc. (Canada)	94,808	2,355
Newcrest Mining Ltd. (Australia)	122,223	1,103

		4,938

TOTAL COMMON STOCKS (Identified Cost $84,254)		101,752

TOTAL LONG TERM INVESTMENTS—95.6% (Identified cost $84,254)		101,752

SHORT-TERM INVESTMENTS—4.0%
Money Market Mutual Funds—4.0%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	4,252,689	4,253

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,253)		4,253

1

Virtus Global Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—99.6% (Identified Cost $88,507)	106,005	(1)
Other assets and liabilities, net—0.4%	374

NET ASSETS—100.0%	$106,379

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus Global Opportunities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	50%
United Kingdom	14
Switzerland	10
India	9
Canada	4
Netherlands	4
Denmark	2
Other	7

Total	100%

†	% of total investments as of June 30, 2013

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$101,752	$101,752	$0	(1)
Short-Term Investments	4,253	4,253	—

Total Investments	$106,005	$106,005	$0	(1)

There are no Level 2 (significant observable inputs) priced securities.

(1)	Includes internally fair valued securities currently priced at $0.

Virtus Global Premium AlphaSector® Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—78.1%
Consumer Discretionary Select Sector SPDR Fund	154,620	$8,721
Consumer Staples Select Sector SPDR Fund	217,788	8,640
Energy Select Sector SPDR Fund	108,790	8,525
Financial Select Sector SPDR Fund	444,190	8,657
Health Care Select Sector SPDR Fund	181,260	8,630
Industrial Select Sector SPDR Fund	200,630	8,541
iShares MSCI Japan Index Fund	513,870	5,766
Materials Select Sector SPDR Fund	217,430	8,336
Utilities Select Sector SPDR Fund	234,030	8,806
Vanguard FTSE Europe ETF	313,790	15,115

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $80,196)		89,737

TOTAL LONG TERM INVESTMENTS—78.1% (Identified cost $80,196)		89,737

SHORT-TERM INVESTMENTS—16.5%
Money Market Mutual Funds—16.5%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	18,929,943	18,930

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $18,930)		18,930

TOTAL INVESTMENTS—94.6% (Identified Cost $99,126)		108,667	(1)
Other assets and liabilities, net—5.4%		6,231

NET ASSETS—100.0%		$114,898

Abbreviations:

ETF	Exchange-Traded Fund
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$89,737	$89,737
Short-Term Investments	18,930	18,930

Total Investments	$108,667	$108,667

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Global Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.4%
Australia—6.8%
BGP Holdings plc(2)(3)(4)	13,566	$0
CFS Retail Property Trust	107,200	196
Dexus Property Group	587,440	575
GPT Group	109,500	385
Westfield Group	125,150	1,309
Westfield Retail Trust	155,450	441

		2,906

Bermuda—1.4%
Hongkong Land Holdings Ltd.	88,900	611

Canada—5.6%
Allied Properties Real Estate Investment Trust	18,385	559
Brookfield Properties, Inc.	29,870	497
Canadian Real Estate Investment Trust	8,275	343
Cominar Real Estate Investment Trust	7,095	141
First Capital Realty, Inc.	21,880	371
RioCan Real Estate Investment Trust	19,262	463

		2,374

Finland—0.4%
Citycon OYJ	61,070	190

France—3.8%
Fonciere Des Regions	2,154	161
Klepierre	5,220	206
Unibail-Rodamco SE	5,373	1,252

		1,619

Germany—1.0%
GSW Immobilien AG	4,164	161
LEG Immobilien AG	4,754	248

		409

Hong Kong—3.8%
Hang Lung Properties Ltd.	144,000	502
Hysan Development Co. Ltd.	73,000	317
Link REIT (The)	159,504	784

		1,603

Italy—0.4%
Beni Stabili SpA	252,478	156

Japan—4.6%
AEON Mall Co., Ltd.	6,070	150

	SHARES	VALUE
Japan—(continued)
GLP J-REIT	155	$152
Japan Prime Realty Investment Corp.	87	266
Japan Real Estate Investment Corp.	28	312
Kenedix Realty Investment Corp.	55	219
Nippon Building Fund, Inc.	34	394
Nippon Prologis REIT, Inc.	28	244
Tokyu REIT, Inc.	41	238

		1,975

Mexico—0.7%
TF Administradora Industrial S de Rl de CV	148,222	309

Netherlands—0.9%
Corio N.V.	5,031	200
Eurocommercial Properties N.V.	4,965	182

		382

Norway—0.5%
Norwegian Property ASA	156,775	199

Singapore—2.8%
CapitaMall Trust	50,450	79
CapitaRetail China Trust	296,275	330
Global Logistic Properties Ltd.	252,500	548
Mapletree Logistics Trust	291,545	253

		1,210

Sweden—0.8%
Castellum AB	23,840	324

Switzerland—0.2%
PSP Swiss Property AG	965	84

United Kingdom—6.7%
Big Yellow Group plc	29,628	173
British Land Co. plc	47,400	409
Derwent London plc	6,210	217
Great Portland Estates plc	29,971	242
Hammerson plc	58,620	435
Land Securities Group plc	57,131	768
Safestore Holdings plc	118,726	224
SEGRO plc	85,490	363

		2,831

United States—58.0%
American Campus Communities, Inc.	14,438	587
AvalonBay Communities, Inc.	8,495	1,146

1

Virtus Global Real Estate Securities Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
United States—(continued)
Boston Properties, Inc.	11,828	$1,247
Camden Property Trust	11,110	768
DCT Industrial Trust, Inc.	102,823	735
DDR Corp.	35,445	590
Digital Realty Trust, Inc.	3,485	213
EastGroup Properties, Inc.	5,400	304
Equity Lifestyle Properties, Inc.	4,823	379
Equity Residential	25,289	1,468
Essex Property Trust, Inc.	4,979	791
Extra Space Storage, Inc.	16,895	708
General Growth Properties, Inc.	54,019	1,073
HCP, Inc.	3,679	167
Health Care REIT, Inc.	16,731	1,121
Host Hotels & Resorts, Inc.	60,208	1,016
Kilroy Realty Corp.	17,863	947
Kimco Realty Corp.	13,885	298
LaSalle Hotel Properties	19,915	492
Macerich Co. (The)	15,673	956
Pebblebrook Hotel Trust	12,326	319
Prologis, Inc.	39,148	1,477
Public Storage	11,060	1,696
Retail Opportunity Investments Corp	7,000	97
Simon Property Group, Inc.	17,631	2,784
SL Green Realty Corp.	9,431	832
Tanger Factory Outlet Centers	23,100	773
Taubman Centers, Inc.	755	57
UDR, Inc.	9,073	231
Ventas, Inc.	17,472	1,214
Vornado Realty Trust	2,075	172
Weingarten Realty Investors	1,670	51

		24,709

TOTAL COMMON STOCKS (Identified Cost $39,211)		41,891

TOTAL LONG TERM INVESTMENTS—98.4% (Identified cost $39,211)		41,891

SHORT-TERM INVESTMENTS—1.0%
Money Market Mutual Funds—1.0%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	430,188	430

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $430)		430

TOTAL INVESTMENTS—99.4% (Identified Cost $39,641)	42,321	(1)
Other assets and liabilities, net—0.6%	271

NET ASSETS—100.0%	$42,592

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus Global Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	59%
Australia	7
United Kingdom	7
Canada	5
Japan	5
France	4
Hong Kong	4
Other	9

Total	100%

†	% of total investments as of June 30, 2013

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$41,891	$41,891	$0	(1)
Short-Term Investments	430	430	—

Total Investments	$42,321	$42,321	$0	(1)

There are no Level 2 (significant observable inputs) priced securities.

(1)	Includes internally fair valued securities currently priced at $0.

Virtus Greater Asia ex Japan Opportunities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—89.9%
Consumer Discretionary—12.8%
Bajaj Auto Ltd. (India)	3,288	$106
BEC World plc (Thailand)	75,100	142
Genting Bhd (Malaysia)	30,100	100
Genting Malaysia Bhd (Malaysia)	105,200	130
Jollibee Foods Corp. (Philippines)	17,800	61
Kangwon Land, Inc. (South Korea)	3,050	84
L’Occitane International SA (Hong Kong)	51,559	139
Matahari Department Store Tbk PT (Indonesia)(2)	89,873	105
SA International Holdings Ltd. (Cayman Islands)	106,925	106
Sands China Ltd. (Hong Kong)	41,213	194
Super Retail Group Ltd. (Australia)	12,105	133

		1,300

Consumer Staples—32.4%
British American Tobacco Bangldesh Co., Ltd. (Bangladesh)	17,350	240
British American Tobacco Bhd (Malaysia)	2,900	55
Coca-Cola Amatil Ltd. (Australia)	10,245	119
Colgate Palmolive India Ltd. (India)	2,900	66
CP ALL PCL (Thailand)	187,500	236
Dairy Farm International Holdings Ltd. (Bermuda)	8,050	97
Emami Ltd. (India)(2)	14,776	119
Guinness Anchor Bhd (Malaysia)	38,335	231
Hindustan Unilever Ltd. (India)	34,093	336
ITC Ltd. (India)	77,809	425
LG Household & Health Care Ltd. (South Korea)	294	144
Nestle India Ltd. (India)	2,708	221
Nestle Malaysia Bhd (Malaysia)	9,100	193
Nestle Pakistan Ltd. (Pakistan)	2,214	145
Orion Corp. (South Korea)	88	73
Puregold Price Club, Inc. (Philippines)	81,300	68
Thai Beverage PCL (Thailand)	208,000	97
Tingyi Cayman Islands Holding Corp. (Cayman Islands)	39,235	102
Tsingtao Brewery Co., Ltd. (China)	20,283	145
Unilever Indonesia Tbk PT (Indonesia)	52,497	163

		3,275

Financials—26.2%
Axis Bank Ltd. (India)	5,924	132
Bangkok Bank plc (Thailand)	23,100	155
Bank Central Asia Tbk PT (Indonesia)	5,400	5

	SHARES	VALUE
Financials—(continued)
DBS Group Holdings Ltd. (Singapore)	10,000	$122
Delta Brac Housing Finance Corp., Ltd. (Bangladesh)	69,000	61
Housing Development Finance Corp. (India)	31,133	461
Housing Development Finance Corp. Bank Ltd. (India)	42,665	481
HSBC Holdings plc (United Kingdom)	28,565	299
Kasikornbank PCL (Thailand)	25,200	159
Link REIT (The) (Hong Kong)	32,319	159
Malayan Banking Bhd (Malaysia)	77,217	254
Public Bank Bhd (Malaysia)	24,200	130
Standard Chartered plc (United Kingdom)	10,484	231

		2,649

Health Care—4.4%
Cipla Ltd. (India)	12,796	84
Kalbe Farma Tbk PT (Indonesia)	992,013	144
Ramsay Health Care Ltd. (Australia)	3,278	107
Sun Pharmaceutical Industries Ltd. (India)	6,636	113

		448

Industrials—4.4%
Havells India Ltd. (India)	12,566	155
Jardine Matheson Holdings Ltd. (Bermuda)	1,618	98
Keells (John) Holdings plc (Sri Lanka)	57,854	112
SM Investments Corp. (Philippines)	3,070	76

		441

Information Technology—1.2%
NetEase, Inc. ADR (China)	100	6
Tata Consultancy Services Ltd. (India)	4,300	110

		116

Materials—3.8%
Asian Paints Ltd. (India)	1,100	86
Newcrest Mining Ltd. (Australia)	20,846	188
Semen Gresik (Persero) tbk PT (Indonesia)	62,290	107

		381

Telecommunication Services—0.4%
Advanced Info Service PCL (Thailand)	2,800	26
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	16,970	19

		45

1

Virtus Greater Asia ex Japan Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Utilities—4.3%
NTPC Ltd. (India)(2)	6,427	$15
Power Assets Holdings Ltd. (Hong Kong)	49,119	424

		439

TOTAL COMMON STOCKS (Identified Cost $7,257)		9,094

TOTAL LONG TERM INVESTMENTS—89.9% (Identified cost $7,257)		9,094

SHORT-TERM INVESTMENTS—8.7%
Money Market Mutual Funds—8.7%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	880,533	881

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $881)		881

TOTAL INVESTMENTS—98.6% (Identified Cost $8,138)		9,975	(1)
Other assets and liabilities, net—1.4%		144

NET ASSETS—100.0%		$10,119

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

Virtus Greater Asia ex Japan Opportunities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
India	29%
Malaysia	11
Hong Kong	9
United States	9
Thailand	8
Australia	6
Indonesia	5
Other	23

Total	100%

†	% of total investments as of June 30, 2013

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$9,094	$9,094
Short-Term Investments	881	881

Total Investments	$9,975	$9,975

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Greater European Opportunities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCK—0.0%
Industrials—0.0%
Rolls-Royce Holdings plc(3)	1,980,041	$3

TOTAL PREFERRED STOCK (Identified Cost $3)		3

COMMON STOCKS—94.1%
Consumer Discretionary—11.0%
Barrat Developments plc (United Kingdom)(2)	58,659	276
Domino’s Pizza plc (United Kingdom)	16,703	170
Hermes International (France)	403	130
Luxottica Group SpA (Italy)	4,916	249
Paddy Power plc (Ireland)(2)	3,445	296
Persimmon plc (United Kingdom)	8,865	159

		1,280

Consumer Staples—33.5%
Anheuser-Busch InBev N.V. (Belgium)	3,389	302
British American Tobacco plc (United Kingdom)	12,933	662
Diageo plc (United Kingdom)	13,298	380
L’Oreal S.A. (France)	1,662	273
Lindt & Spruengli AG (Switzerland)	33	124
Nestle S.A. Registered Shares (Switzerland)	6,511	427
Pernod-Ricard S.A. (France)	1,736	193
Philip Morris International, Inc. (United States)	6,486	562
SABMiller plc (United Kingdom)	9,783	469
Unilever N.V. (Netherlands)	12,744	502

		3,894

Energy—3.3%
Core Laboratories N.V. (Netherlands)	2,105	319
Statoil ASA (Norway)	3,300	68

		387

Financials—12.8%
HSBC Holdings plc (United Kingdom)	31,231	324
Reinet Investments SCA (Luxembourg)(2)	8,785	157
Standard Chartered plc (United Kingdom)	14,419	313
Svenska Handelsbanken AB Class A (Sweden)	3,900	156
UBS AG Registered Shares (Switzerland)	31,830	542

		1,492

Health Care—6.4%
Cie Generale D’optique Essilor International SA (France)	2,510	267

	SHARES	VALUE
Health Care—(continued)
Novartis AG Registered Shares (Switzerland)	417	$30
Novo Nordisk A/S Class B (Denmark)	2,583	402
Roche Holding AG (Switzerland)	168	42

		741

Industrials—14.3%
Bureau Veritas SA (France)	16,588	430
DKSH Holding AG (Switzerland)(2)	3,069	252
Indutrade AB (Sweden)	4,463	138
Rolls-Royce Holdings plc (United Kingdom)	16,639	287
SGS SA Registered Shares (Switzerland)	134	288
Zodiac Aerospace (France)	1,982	262

		1,657

Information Technology—6.4%
Accenture plc Class A (Ireland)	3,281	236
SAP AG (Germany)	4,285	314
Wirecard AG (Germany)	7,000	190

		740

Materials—6.4%
Air Liquide SA (France)	1,730	214
Fresnillo plc (United Kingdom)	18,058	242
Novozymes A/S Class B (Denmark)	3,436	110
Randgold Resources Ltd (Jersey)	1,353	84
Randgold Resources Ltd. ADR (Jersey)	1,449	93

		743

TOTAL COMMON STOCKS (Identified Cost $9,098)		10,934

RIGHTS—0.0%
Consumer Discretionary—0.0%
Persimmon plc Class B	8,865	0

TOTAL RIGHTS (Identified Cost $0)		0

TOTAL LONG TERM INVESTMENTS—94.1% (Identified cost $9,101)		10,937

SHORT-TERM INVESTMENTS—5.9%
Money Market Mutual Funds—5.9%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	689,721	690

1

Virtus Greater European Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $690)	690

TOTAL INVESTMENTS—100.0% (Identified Cost $9,791)	11,627	(1)
Other assets and liabilities, net—0.0%	(4)

NET ASSETS—100.0%	$11,623

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus Greater European Opportunities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	28%
France	15
Switzerland	15
United States	11
Netherlands	7
Ireland	5
Denmark	4
Other	15

Total	100%

†	% of total investments as of June 30, 2013

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$10,934	$10,934	$—
Preferred Stock	3	—	3
Rights	0	0	—
Short-Term Investments	690	690	—

Total Investments	$11,627	$11,624	$3

There are no Level 2 (significant observable inputs) priced securities.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Preferred Stocks
Balance as of September 30, 2012:	$—
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	3
Sales	—
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Balance as of June 30, 2013	$3

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(1)

Refer to the last paragraph under Note 1A. Securities Valuation for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.”

Virtus Herzfeld Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
CLOSED-END FUNDS—95.1%
Convertible Funds—4.6%
Advent Claymore Convertible Securities and Income Fund	16,125	$273
AllianzGI Equity & Convertible Income Fund	6,982	128

		401

Equity Funds—28.0%
Adams Express Co.	24,149	289
Advent Claymore Enhanced Growth & Income Fund	1,708	17
Alpine Total Dynamic Dividend Fund	87,104	341
ASA Gold and Precious Metals Ltd.	4,500	57
BlackRock Enhanced Equity Dividend Trust	8,000	61
Boulder Growth & Income Fund, Inc.	10,000	74
Central Securities Corp.	3,736	79
Cohen & Steers Infrastructure Fund, Inc.	12,000	227
Cohen & Steers REIT and Preferred Income Fund, Inc.	10,991	190
Eaton Vance Risk-Managed Diversified Equity Income Fund	2,500	27
Gabelli Healthcare & WellnessRx Trust (The)	10,007	98
General American Investors Co., Inc.	7,328	234
Liberty All Star Equity Fund	48,138	250
Nuveen Real Asset Income and Growth Fund	12,033	225
Petroleum & Resources Corp.	8,154	209
Tri-Continental Corp.	2,500	45

		2,423

Fixed Income Funds—27.5%
AllianceBernstein Income Fund	7,000	52
American Select Portfolio	34,543	352
Avenue Income Credit Strategies Fund	147	3
BlackRock Build America Bond Trust	7,000	141
BlackRock Credit Allocation Income Trust IV	13,768	179
First Trust Mortgage Income Fund	19,400	308
Guggenheim Build America Bonds Managed Duration Trust	6,099	134
Montgomery Street Income Securities, Inc.	5,300	86
Morgan Stanley Income Securities, Inc.	10,278	175
Nuveen Build America Bond Opportunity Fund	5,250	105
Pimco Dynamic Income Fund	11,500	336
Putnam High Income Securities Fund	31,503	249
Putnam Master Intermediate Income Trust	8,600	43

	SHARES	VALUE
Fixed Income Funds—(continued)
Putnam Premier Income Trust	29,000	$155
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	5,000	59

		2,377

Hybrid Fund—0.8%
Calamos Global Dynamic Income Fund	8,000	67

International Equity Funds—24.7%
Aberdeen Indonesia Fund, Inc. (The)	3,900	46
Alpine Global Dynamic Dividend Fund	69,333	319
BlackRock International Growth and Income Trust	17,000	125
Clough Global Equity Fund	2,500	37
Clough Global Opportunities Fund	5,000	64
Delaware Enhanced Global Dividend and Income Fund	9,000	105
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	4,700	44
Japan Equity Fund, Inc.	54,484	352
Japan Smaller Capitalization Fund, Inc.	27,357	234
JF China Region Fund, Inc.	3,112	41
Korea Fund, Inc. (The)(2)	4,918	170
Macquarie Global Infrastructure Total Return Fund, Inc.	3,900	80
Morgan Stanley Asia Pacific Fund, Inc.	3,981	62
New Germany Fund, Inc. (The)	4,700	83
Singapore Fund, Inc. (The)	5,100	66
Templeton Dragon Fund, Inc.	4,400	110
Thai Fund, Inc. (The)	9,222	199

		2,137

International Fixed Income Funds—3.5%
Aberdeen Asia-Pacific Income Fund, Inc.	7,034	44
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	14,685	212
Nuveen Diversified Currency Opportunities Fund	3,850	43

		299

Municipal Bond Funds—6.0%
Nuveen Dividend Advantage Municipal Fund 3	16,000	212
Nuveen Dividend Advantage Municipal Income Fund	20,434	273

1

Virtus Herzfeld Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Municipal Bond Funds—(continued)
Nuveen Municipal Market Opportunity Fund, Inc.	3,000	$39

		524

TOTAL CLOSED-END FUNDS (Identified Cost $8,551)		8,228

	PAR VALUE	VALUE
RIGHTS—0.0%
Gabelli Healthcare & WellnessRx Trust (The)	10,007	2

TOTAL RIGHTS (Identified Cost $0)		2

TOTAL LONG TERM INVESTMENTS—95.1% (Identified cost $8,551)		8,230

	SHARES	VALUE
SHORT-TERM INVESTMENTS—3.4%
Money Market Mutual Funds—3.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	294,966	295

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $295)		295

TOTAL INVESTMENTS—98.5% (Identified Cost $8,846)		8,525	(1)
Other assets and liabilities, net—1.5%		132

NET ASSETS—100.0%		$8,657

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Closed-end Funds	$8,228	$8,228
Rights	2	2
Short-Term Investments	295	295

Total Investments	$8,525	$8,525

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—0.5%
Provincia de Neuquen 144A 7.875%, 4/26/21(3)	$228		$203
Republic of Uruguay 4.375%, 12/15/28(11)	4,077	UYU	232

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $482)			435

MORTGAGE-BACKED SECURITIES—1.4%
Non-Agency—1.4%
Goldman Sachs Mortgage Pass-Through- Securities Mortgage Loan Trust 05-RP1, 1A3 144A 8.000%, 1/25/35(3)	225		240
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	294		308
Structured Adjustable Rate Mortgage Loan Trust 07-5, 2A1 4.826%, 6/25/37(2)	910		758

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,237)			1,306

ASSET-BACKED SECURITIES—0.6%
Residential Funding Mortgage Securities II Home Loan Trust 06-H11, M1 6.010%, 2/25/36	200		199
Security National Mortgage Loan Trust 04-1A, AF3, 144A 6.420%, 6/25/32(2)(3)	273		252
Terwin Mortgage Trust 04-15AL, A1 144A 5.775%, 7/25/34(2)(3)	139		139

TOTAL ASSET-BACKED SECURITIES (Identified Cost $565)			590

CORPORATE BONDS—82.7%
Consumer Discretionary—18.5%
Allison Transmission, Inc. 144A 7.125%, 5/15/19(3)	475		505
American Axle & Manufacturing, Inc. 6.250%, 3/15/21	275		281
Ameristar Casinos, Inc. 7.500%, 4/15/21	500		522
Automotores Gildemeister SA 144A 6.750%, 1/15/23(3)	160		137
Bon-Ton Department Stores, Inc. (The) 144A 8.000%, 6/15/21(3)	345		352
Boyd Gaming Corp. 144A 9.000%, 7/1/20	500		509
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	385		390
Caesars Entertainment Operating Co., Inc.
10.000%, 12/15/18	345		209

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
144A 9.000%, 2/15/20(3)	$500	$479
CCO Holdings LLC (CCO Holdings Capital Corp.)
6.500%, 4/30/21	280	293
5.250%, 9/30/22	250	239
Chrysler Group LLC (Chrysler Group, Inc.) 8.250%, 6/15/21	200	222
Claire’s Stores, Inc.
144A 9.000%, 3/15/19(3)	335	370
144A 7.750%, 6/1/20(3)	250	243
Clear Channel Communications, Inc. 144A 9.000%, 12/15/19(3)	493	481
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	375	390
Gajah Tunggal TBK PT 144A 7.750%, 2/6/18(3)	400	399
Hot Topic, Inc. 144A 9.250%, 6/15/21(3)	260	265
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	390	374
Jones Group, Inc. (The)
Apparel Group Holdings 6.875%, 3/15/19	260	263
Apparel Group Holdings 6.125%, 11/15/34	200	160
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	150	159
Levi Strauss & CO 6.875%, 5/1/22	100	109
Lynx II Corp. 144A 6.375%, 4/15/23(3)	250	253
Meritor, Inc. 6.750%, 6/15/21	445	427
MGM Resorts International 6.750%, 10/1/20	760	788
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(3)	340	355
Regal Entertainment Group 5.750%, 6/15/23	500	486
Rent-A-Center, Inc.
6.625%, 11/15/20	250	263
144A 4.750%, 5/1/21(3)	175	167
Sally Holdings LLC (Sally Capital, Inc.) 5.750%, 6/1/22	300	306
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International LLC) 144A 5.875%, 5/15/21(3)	1,140	1,108
ServiceMaster Co. 7.000%, 8/15/20	365	348
Sinclair Television Group, Inc. 5.375%, 4/1/21	560	540
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	565	533
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	365	353
Sonic Automotive, Inc. 144A 5.000%, 5/15/23(3)	300	293
Station Casinos LLC 144A 7.500%, 3/1/21(3)	620	629

1

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(3)	$560	$533
UCI International, Inc. 8.625%, 2/15/19	480	492
United Artists Theatre Circuit, Inc.
Series 95-A 9.300%, 7/1/15(5)(6)	134	138
Series BD-1 9.300%, 7/1/15(5)(6)	151	155
Series BE-9 9.300%, 7/1/15(5)(6)	5	5
Series AW-0 9.300%, 7/1/15(5)(6)	1	1
Univision Communications, Inc.
144A 8.500%, 5/15/21(3)	365	390
144A 6.750%, 9/15/22(3)	165	174
Valassis Communication, Inc. 6.625%, 2/1/21	885	872

		16,960

Consumer Staples—4.9%
American Rock Salt Co. LLC 144A 8.250%, 5/1/18(3)	1,000	955
Chiquita Brands International, Inc. (Chiquita Brands LLC) 144A 7.875%, 2/1/21(3)	375	394
Constellation Brands, Inc. 4.250%, 5/1/23	600	568
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(3)	330	316
Ingles Markets, Inc. 144A 5.750%, 6/15/23(3)	550	544
Revlon Consumer Products Corp. 144A 5.750%, 2/15/21(3)	300	294
Rite Aid Corp.
9.500%, 6/15/17	350	364
144A 6.750%, 6/15/21(3)	500	494
Supervalu Inc 144A 6.750%, 6/1/21(3)	300	280
Vector Group Ltd. 7.750%, 2/15/21	300	311

		4,520

Energy—7.7%
Alta Mesa Holdings LP 9.625%, 10/15/18	275	287
Atlas Pipeline Partners LP 144A 6.625%, 10/1/20(3)	255	257
CHC Helicopter SA 9.250%, 10/15/20	280	288
Chesapeake Energy Corp.
6.625%, 8/15/20	260	281
5.375%, 6/15/21	855	853
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	235	238
Energy Transfer Equity LP 7.500%, 10/15/20	275	302

	PAR VALUE		VALUE
Energy—(continued)
EP Energy LLC 9.375%, 5/1/20	$415		$471
EV Energy Partners LP 8.000%, 4/15/19	125		127
Forest Oil Corp. 7.250%, 6/15/19	350		331
Gulfmark Offshore, Inc. 6.375%, 3/15/22	400		399
Linn Energy LLC (Linn Energy Finance Corp.) 7.750%, 2/1/21	490		494
Memorial Production Partners LP (Memorial Production Finance Corp.) 144A 7.625%, 5/1/21(3)	290		287
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(4)	225		207
QEP Resources, Inc. 6.875%, 3/1/21	365		395
Quicksilver Resources, Inc. 7.125%, 4/1/16	400		354
Sabine Pass Liquefaction LLC 144A 5.625%, 2/1/21(3)	285		277
Samson Investment Co. 144A 10.000%, 2/15/20(3)	265		280
Targa Resources Partners LP 6.375%, 8/1/22	420		442
Venoco, Inc. 11.500%, 10/1/17	180		191
Zhaikmunai LP 144A 7.125%, 11/13/19(3)	255		257

			7,018

Financials—11.4%
Aircastle Ltd. 7.625%, 4/15/20	240		265
Alfa Bank OJSC (Alfa Bond Issuance plc) 144A 7.500%, 9/26/19(3)(7)	200		205
Banco ABC Brasil SA 144A 7.875%, 4/8/20(3)	310		327
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(3)	250		262
Banco do Brasil SA 144A 9.250% (2)(3)(8)(9)	475		519
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	550	BRL	227
Burlington Holdings LLC (Burlington Holding Finance, Inc.) PIK Interest Capitalization, 144A 9.000%, 2/15/18(3)	285		294
CIT Group, Inc. 144A 5.500%, 2/15/19(3)	700		726
CNL Lifestyle Properties, Inc. 7.250%, 4/15/19	500		501
E*TRADE Financial Corp. 6.375%, 11/15/19	265		270
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(2)(3)	480		456
GRD Holdings III Corp. 144A 10.750%, 6/1/19(3)	320		344
Griffey Intermediate, Inc. (Griffey Finance Sub LLC) 144A 7.000%, 10/15/20(3)	300		291
ING (U.S.), Inc. 144A 5.650%, 5/15/53(2)(3)(9)	570		537

2

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
Intelsat Jackson Holdings SA 144A 6.625%, 12/15/22(3)	$510		$497
International Lease Finance Corp.
3.875%, 4/15/18	300		282
6.250%, 5/15/19	455		470
5.875%, 8/15/22	840		833
iStar Financial, Inc. 4.875%, 7/1/18	335		316
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(3)	175		182
Level 3 Financing, Inc. 7.000%, 6/1/20	200		201
MMI International Ltd. 144A 8.000%, 3/1/17(3)	535		540
Morgan Stanley 144A 10.090%, 5/3/17(3)	700	BRL	311
Nationstar Mortgage LLC (Nationstar Capital Corp.) 6.500%, 7/1/21	275		265
SLM Corp. 5.500%, 1/25/23	330		314
Springleaf Finance Corp. 5.750%, 9/15/16	300		294
TMK OAO (TMK Capital SA) 144A 6.750%, 4/3/20(3)(7)	335		311
UPCB Finance Ltd.
V 144A 7.250%, 11/15/21(3)	250		266
VI 144A 6.875%, 1/15/22(3)	150		156

			10,462

Health Care—6.3%
Alere, Inc. 144A 6.500%, 6/15/20(3)	415		404
HCA, Inc.
6.500%, 2/15/20	910		987
7.500%, 2/15/22	415		461
Health Management Associates, Inc. 7.375%, 1/15/20	250		275
IASIS Healthcare LLC (IASIS Capital Corp.) 8.375%, 5/15/19	590		598
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	335		351
Sky Growth Acquisition Corp. 144A 7.375%, 10/15/20(3)	350		361
Symbion, Inc. 8.000%, 6/15/16	320		334
Tenet Healthcare Corp. 144A 4.500%, 4/1/21(3)	650		608
United Surgical Partners International, Inc. 9.000%, 4/1/20	500		543
Universal Hospital Services Inc 7.625%, 8/15/20	300		315
Valeant Pharmaceuticals International, Inc. Escrow Corp. 144A
6.750%, 8/15/18(3)	215		221

	PAR VALUE		VALUE
Health Care—(continued)
144A 7.500%, 7/15/21(3)	$40		$41
144A 7.250%, 7/15/22(3)	300		306

			5,805

Industrials—8.5%
AAR Corp. 144A 7.250%, 1/15/22(3)	285		307
ADS Tactical, Inc. 144A 11.000%, 4/1/18(3)	245		238
ADS Waste Holdings, Inc. 144A 8.250%, 10/1/20(3)	250		256
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	300		300
America West Airlines Pass-Through-Trust 00-1, G 8.057%, 7/2/20	65		72
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(3)	340		344
Avis Budget Car Rental LLC 144A 5.500%, 4/1/23(3)	385		373
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	275		251
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	565		564
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	445		432
Dycom Investments, Inc. 7.125%, 1/15/21	500		532
DynCorp International, Inc. 10.375%, 7/1/17	460		465
Harland Clarke Holdings Corp. 144A 9.750%, 8/1/18(3)	125		131
HD Supply, Inc. 144A 7.500%, 7/15/20(3)	330		335
Hellenic Railways 5.460%, 1/30/14	225	EUR	277
Iron Mountain, Inc. 5.750%, 8/15/24	425		401
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	350		376
Rexel SA 144A 5.250%, 6/15/20(3)	335		336
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	250		265
Spectrum Brands Escrow Corp. 144A 6.375%, 11/15/20(3)	385		404
Spirit Aerosystems, Inc. 6.750%, 12/15/20	315		329
TransDigm, Inc. 144A 7.500%, 7/15/21(3)	485		497
United Rentals North America, Inc. 7.375%, 5/15/20	295		316

			7,801

Information Technology—6.0%
Avaya, Inc. 144A 7.000%, 4/1/19(3)	300		272
Ceridian Corp. 144A 11.000%, 3/15/21(3)	40		44
CoreLogic, Inc. 7.250%, 6/1/21	1,000		1,070

3

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
EarthLink, Inc. 144A 7.375%, 6/1/20(3)	$510	$492
First Data Corp.
11.250%, 3/31/16	526	517
144A 6.750%, 11/1/20(3)	650	665
144A 8.250%, 1/15/21(3)	215	220
144A 11.750%, 8/15/21(3)	1,700	1,538
Hughes Satellite Systems Corp. 7.625%, 6/15/21	250	267
Igloo Holdings Corp. PIK Interest Capitalization, 144A 8.250%, 12/15/17(3)	115	118
Softbank Corp. 144A 4.500%, 4/15/20(3)	200	193
SunGard Data Systems, Inc. 144A 6.625%, 11/1/19(3)	65	66

		5,462

Materials—10.1%
Ardagh Packaging Finance plc 144A 9.125%, 10/15/20(3)	275	293
Calumet Specialty Products Partners LP
9.375%, 5/1/19	230	247
144A 9.625%, 8/1/20(3)	200	219
Cascades, Inc. 7.875%, 1/15/20	880	924
Cemex SAB de CV
144A 9.500%, 6/15/18(3)	225	244
144A 5.875%, 3/25/19(3)	400	389
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	190	184
EuroChem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(3)(7)	235	232
Evraz Group SA 144A 6.500%, 4/22/20(3)	325	293
FMG Resources Property Ltd. 144A 6.000%, 4/1/17(3)	300	293
Hexion Corp.
144A 8.875%, 2/1/18(3)	545	559
144A 6.625%, 4/15/20(3)	450	451
6.625%, 4/15/20	95	95
Ineos Finance plc
144A 8.375%, 2/15/19(3)	140	153
144A 7.500%, 5/1/20(3)	220	235
JMC Steel Group 144A 8.250%, 3/15/18(3)	490	481
Libbey Glass, Inc. 6.875%, 5/15/20	450	473
Pactiv LLC 8.125%, 6/15/17	265	276
Reynolds Group Issuer, Inc. (Reynolds Group Issuer LLC)
9.875%, 8/15/19	260	280
8.500%, 5/15/18	400	414

	PAR VALUE		VALUE
Materials—(continued)
8.250%, 2/15/21	$270		$268
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	500		488
Sealed Air Corp. 144A 5.250%, 4/1/23(3)	105		102
Tenedora Nemak SA de CV 144A 5.500%, 2/28/23(3)	390		371
Tronox Finance LLC 144A 6.375%, 8/15/20(3)	335		317
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	200		183
United States Steel Corp. 6.875%, 4/1/21	340		332
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	395		434

			9,230

Telecommunication Services—7.1%
America Movil SAB de CV Series 12 6.450%, 12/5/22	2,000	MXN	149
CenturyLink, Inc. Series V 5.625%, 4/1/20	600		609
Cequel Communications Holdings I LLC (Cequel Capital Corp.) 144A 6.375%, 9/15/20(3)	350		358
Cincinnati Bell, Inc. 8.375%, 10/15/20	280		290
Clearwire Communications LLC (Clearwire Finance, Inc.) 144A 12.000%, 12/1/15(3)	300		319
Frontier Communications Corp. 7.125%, 1/15/23	480		479
Intelsat Luxembourg SA
144A 6.750%, 6/1/18(3)	510		516
144A 7.750%, 6/1/21(3)	335		340
Koninklijke KPN NV 144A 7.000%, 3/28/73(2)(3)(9)	335		318
MetroPCS Wireless, Inc. 6.625%, 11/15/20	310		323
SBA Telecommunications, Inc. 144A 5.750%, 7/15/20(3)	315		317
Sprint Capital Corp. 6.875%, 11/15/28	520		502
Sprint Nextel Corp. 6.000%, 11/15/22	270		266
Vimpel Communications OJSC 144A 7.748%, 2/2/21(3)(7)	200		214
WideOpenWest Finance LLC 10.250%, 7/15/19	350		374
Wind Acquisition Finance S.A.
144A 11.750%, 7/15/17(3)	300		313
144A 7.250%, 2/15/18(3)	370		371
Windstream Corp. 7.000%, 3/15/19	450		452

			6,510

Utilities—2.2%
AES Corp. (The) 7.375%, 7/1/21	500		551

4

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Utilities—(continued)
AmeriGas Partners LP (AmeriGas Finance Corp.)
6.250%, 8/20/19	$230	$232
7.000%, 5/20/22	300	308
Calpine Corp. 144A 7.500%, 2/15/21(3)	295	317
Energy Future Intermediate Holding Co. LLC ( Energy Future Intermediate Holding Finance, Inc.) 10.000%, 12/1/20	250	275
Texas Competitive Electric Holdings Co., LLC (Texas Competitive Holdings Finance, Inc.) 144A 11.500%, 10/1/20(3)	500	376

		2,059

TOTAL CORPORATE BONDS (Identified Cost $75,990)		75,827

LOAN AGREEMENTS(2) —12.1%
Consumer Discretionary—4.1%
BJ’s Wholesale Club, Inc. Second Lien, 9.750%, 3/26/20	85	87
CBAC Borrower LLC 0.000%, 4/26/20(10)	142	145
Clear Channel Communications, Inc. Tranche B, 3.845%, 1/29/16	918	841
0.000%, 1/30/19(10)	249	228
Cumulus Media Holdings, Inc. Second Lien, 7.500%, 9/16/19	315	322
EB Sports Corp. 11.500%, 12/31/15	310	309
Four Seasons Holdings, Inc. 0.000%, 12/24/20(10)	60	61
Granite Broadcasting Corp. 0.000%, 5/23/18(10)	301	303
Landry’s, Inc. Tranche B, 4.750%, 4/24/18	394	395
Merrill Communications LLC 7.250%, 3/8/18	279	281
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	338	346
Transtar Holding Co. Second Lien, 9.750%, 10/9/19	200	205
TWCC Holding Corp. 0.000%, 12/11/20(10)	202	204

		3,727

Consumer Staples—1.1%
AdvancePierre Foods, Inc. Second Lien, 9.500%, 10/10/17	290	296
Crossmark Holdings, Inc. Second Lien, 8.750%, 12/21/20	190	190
Hostess Brands Acquisition LLC 0.000%, 4/9/20(10)	262	268
Rite Aid Corp.

	PAR VALUE	VALUE
Consumer Staples—(continued)
0.000%, 8/21/20(10)	$21	$21
0.000%, 6/21/21(10)	180	180

		955

Energy—0.9%
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.) Second Lien, 11.000%, 10/23/19	255	262
NGPL Pipeco LLC 6.750%, 9/15/17	255	254
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18	285	285

		801

Financials—0.3%
Lonestar Intermediate Super Holdings LLC 11.000%, 9/2/19	92	96
Nuveen Investments, Inc. Tranche B, Second Lien 6.500%, 2/28/19	191	189

		285

Health Care—0.8%
American Renal Holdings, Inc. 0.000%, 2/20/20(10)	292	292
Ardent Medical Services, Inc.
0.000%, 7/2/18(10)	166	168
0.000%, 1/2/19(10)	120	122
MMM Holdings, Inc. 9.750%, 12/12/17	108	109
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	78	79

		770

Industrials—0.5%
Alliance Laundry Systems LLC Second Lien, 9.500%, 12/10/19	59	60
CHG Buyer Corp. Second Lien, 9.000%, 11/19/20	153	156
Harland Clarke Holdings Corp. (Clarke American Corp.) 0.000%, 6/30/17(10)	180	174
SESAC Holding Co. II LLC First Lien, 6.000%, 2/7/19	101	102

		492

Information Technology—2.7%
Alcatel-Lucent U.S.A., Inc.
6.250%, 8/1/16	24	24
7.250%, 1/30/19	247	250
Allflex Holdings III, Inc. 0.000%, 6/7/21(10)	193	194
Blue Coat Systems, Inc. 0.000%, 6/26/20(10)	445	445

5

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Deltek, Inc.
0.000%, 10/10/19(10)	$100	$101
Second Lien, 10.000%, 10/10/19	53	54
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	278	268
Kronos, Inc. Second Lien, 9.750%, 4/30/20	260	269
RP Crown Parent LLC
First Lien 6.750%, 12/21/18	189	190
Second Lien, 11.250%, 12/21/19	120	124
Sorenson Communications, Inc. 0.000%, 10/31/14(10)	279	280
Wall Street Systems Holdings, Inc. Second Lien, 9.250%, 10/25/20	275	277

		2,476

Materials—1.0%
Ameriforge Group, Inc. Second Lien, 8.750%, 12/21/20	80	81
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 8.750%, 9/19/14	417	426
Houghton International, Inc. Holding Corp. Second Lien, 9.500%, 12/21/20	370	379

		886

Telecommunication Services—0.7%
Hawaiian Telcom Communications, Inc. 5.000%, 6/6/19	248	248
Integra Telecom Holdings, Inc. Second Lien, 9.750%, 2/21/20	126	130
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) Second Lien 9.000%, 4/30/21	285	286

		664

TOTAL LOAN AGREEMENTS (Identified Cost $10,882)		11,056

	SHARES	VALUE
PREFERRED STOCK—1.1%
Financials—1.1%
Citigroup, Inc. Series D 5.350%(2)	510,000	480
GMAC Capital Trust I Series 2 8.125%	20,800	542

TOTAL PREFERRED STOCK (Identified Cost $1,032)		1,022

TOTAL LONG TERM INVESTMENTS—98.4% (Identified cost $90,188)	90,236

TOTAL INVESTMENTS—98.4% (Identified Cost $90,188)	90,236	(1)
Other assets and liabilities, net—1.6%	1,454

NET ASSETS—100.0%	$91,690

Abbreviations:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2013.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $41,409 or 45.2% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(6)	Illiquid security.
(7)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	No contractual maturity date (9) Interest payments may be deferred.
(10)	This loan will settle after June 30, 2013, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(11)	Principal amount is adjusted pursuant to the change in the local inflation index.

Foreign Currencies:

BRL	Brazilian Real
EUR	European Currency Unit
MXN	Mexican Peso
UYU	Uruguayan Peso

6

Virtus High Yield Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	82%
Canada	3
Luxembourg	3
Ireland	2
Mexico	2
Brazil	1
United Kingdom	1
Other	6

Total	100%

†	% of total investments as of June 30, 2013

7

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$590	$—	$590	$—
Corporate Bonds	75,827	—	75,528	299	(c)
Foreign Government Securities	435	—	435	—
Loan Agreements	11,056	—	11,056	—
Mortgage-backed Securities	1,306	—	1,306	—
Equity Securities:
Preferred Stock	1,022	—	1,022	—

Total Investments	$90,236	$—	$89,937	$299	(c)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Corporate Bonds And Notes
Balance as of September 30, 2012:	$347
Accrued discount/(premium)	2
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	1
Purchases	—
Sales(b)	(51)
Transfers into Level 3 (a)	—
Transfers from Level 3 (a)	—

Balance as of June 30, 2013	$299	(c)

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Includes internally fair valued securities.

Refer to the last paragraph under “Note 1A. Securities Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurement.

Virtus International Equity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—121.5%
Consumer Discretionary—19.7%
Anheuser-Busch InBev N.V. Sponsored ADR (Belgium)	6,800	$614
Bayerische Motoren Werke AG (Germany)	7,793	681
Bridgestone Corp. (Japan)	18,900	644
Compass Group plc (United Kingdom)	45,249	578
Swatch Group AG (The) (Switzerland)	1,021	559
Tata Motors Ltd. Sponsored ADR (India)	29,100	682

		3,758

Energy—10.3%
Canadian Natural Resources Ltd. (Canada)	21,200	599
Transocean Ltd. (Switzerland)	14,600	700
Tullow Oil plc (United Kingdom)	43,602	664

		1,963

Financials—37.6%
Aviva plc (United Kingdom)	139,346	720
AXA SA Sponsored ADR (France)	37,700	742
Banco Bilbao Vizcaya Argentaria SA Sponsored ADR (Spain)	86,000	723
Barclays plc Sponsored ADR (United Kingdom)	42,800	733
BNP Paribas SA (France)	14,203	776
Credit Suisse Group AG Sponsored ADR (Switzerland)	26,000	688
DBS Group Holdings Ltd. (Singapore)	61,000	746
Intesa Sanpaolo SpA (Italy)	363,723	583
Prudential plc ADR (United Kingdom)	23,200	759
Sumitomo Mitsui Financial Group, Inc. Sponsored ADR (Japan)	74,700	689

		7,159

Health Care—9.6%
Astellas Pharma, Inc. (Japan)	12,300	668
H Lundbeck A/S Sponsored ADR (Denmark)	31,000	552
Smith & Nephew plc Sponsored ADR (United Kingdom)	10,800	606

		1,826

Industrials—16.6%
FANUC Corp. (Japan)	4,500	652
Hutchison Whampoa Ltd. (Hong Kong)	58,000	610
Itochu Corp. (Japan)	54,200	626
Komatsu Ltd. (Japan)	23,900	552

	SHARES	VALUE
Industrials—(continued)
Nidec Corp. (Japan)	10,500	$733

		3,173

Information Technology—6.6%
SAP AG Sponsored ADR (Germany)	8,600	627
Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR (Taiwan)	34,500	632

		1,259

Materials—14.3%
Nitto Denko Corp. (Japan)	11,400	733
Shin-Etsu Chemical Co., Ltd. (Japan)	10,500	697
Svenska Cellulosa AB B Shares (Sweden)	26,426	663
Syngenta AG Registered Shares (Switzerland)	1,599	626

		2,719

Telecommunication Services—3.8%
SK Telecom Co., Ltd. ADR (South Korea)	35,500	722

Utilities—3.0%
Centrica plc (United Kingdom)	106,663	584

TOTAL COMMON STOCKS (Identified Cost $24,558)		23,163

TOTAL LONG TERM INVESTMENTS—121.5% (Identified cost $24,558)		23,163	(2)

SHORT-TERM INVESTMENTS—3.0%
Money Market Mutual Funds—3.0%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	568,257	568

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $568)		568

TOTAL INVESTMENTS—124.5% (Identified Cost $25,126)		23,731	(1)
Other assets and liabilities, net—(24.5)%		(4,676)

NET ASSETS—100.0%		$19,055

Abbreviations:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	A portion of the Fund’s assets have been segregated for forward currency contracts.

1

Virtus International Equity Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
Japan	25%
United Kingdom	20
Switzerland	11
France	6
Germany	6
Singapore	3
Spain	3
Other	26

Total	100%

†	% of total investments as of June 30, 2013

At June 30, 2013, the Fund had entered into forward currency contracts as follows (reported in 000’s):

Contracts to Receive		In Exchange for		Counterparty	Settlement Date	Value	Unrealized Appreciation (Depreciation)
AUD	2,750	USD	2,676	Bank of New York Mellon (The)	9/24/13	$2,499	$(177)

Contracts to Sell		In Exchange for		Counterparty	Settlement Date	Value	Unrealized Appreciation (Depreciation)
AUD	2,450	USD	2,488	State Street Bank and Trust Co.	9/24/13	$2,226	$262
AUD	300	USD	305	JPMorgan Chase & Co.	9/24/13	$272	$33

							295

							$118

Foreign Currencies:

AUD	Australian Dollar

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$23,163	$23,163	$—
Short-Term Investments	568	568	—

Total Investments	$23,731	$23,731	$—

Other Financial Instruments:
Forward Currency Contracts*	$118	$—	$118

There are no Level 3 (significant unobservable inputs) priced securities.
*	Valued at the unrealized appreciation (depreciation) on the investment.

Virtus International Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—97.6%
Australia—16.6%
BGP Holdings plc(2)(3)(4)	588,920	$0
CFS Retail Property Trust	262,552	480
Dexus Property Group	1,371,115	1,342
GPT Group	272,000	955
Westfield Group	309,473	3,238
Westfield Retail Trust	370,173	1,049

		7,064

Bermuda—3.5%
Hongkong Land Holdings Ltd.	216,100	1,485

Canada—13.9%
Allied Properties Real Estate Investment Trust	44,715	1,361
Brookfield Properties, Inc.	73,750	1,226
Canadian Real Estate Investment Trust	20,595	853
Cominar Real Estate Investment Trust	20,265	402
First Capital Realty, Inc.	53,305	905
RioCan Real Estate Investment Trust	49,050	1,178

		5,925

Finland—1.1%
Citycon OYJ	145,320	452

France—9.2%
Fonciere Des Regions	5,260	395
Klepierre	12,856	507
Unibail-Rodamco SE	13,010	3,031

		3,933

Germany—2.4%
GSW Immobilien AG	10,490	406
LEG Immobilien AG	11,861	617

		1,023

Hong Kong—8.6%
Hang Lung Properties Ltd.	320,000	1,116
Hysan Development Co. Ltd.	170,000	738
Link REIT (The)	365,441	1,797

		3,651

Italy—0.9%
Beni Stabili SpA	616,257	380

Japan—11.4%
AEON Mall Co., Ltd.	17,830	442

	SHARES	VALUE
Japan—(continued)
GLP J-REIT	370	$362
Japan Prime Realty Investment Corp.	211	646
Japan Real Estate Investment Corp.	67	748
Kenedix Realty Investment Corp.	134	533
Nippon Building Fund, Inc.	82	949
Nippon Prologis REIT, Inc.	68	592
Tokyu REIT, Inc.	98	570

		4,842

Mexico—1.8%
TF Administradora Industrial S de Rl de CV	366,852	765

Netherlands—2.1%
Corio N.V.	12,312	490
Eurocommercial Properties N.V.	11,097	407

		897

Norway—1.2%
Norwegian Property ASA	385,600	489

Singapore—6.5%
CapitaMall Trust	125,650	198
CapitaRetail China Trust	712,725	793
Global Logistic Properties Ltd.	556,500	1,207
Mapletree Logistics Trust	653,544	567

		2,765

Sweden—1.8%
Castellum AB	57,866	785

Switzerland—0.5%
PSP Swiss Property AG	2,491	216

United Kingdom—16.1%
Big Yellow Group plc	81,188	475
British Land Co. plc	114,305	985
Derwent London plc	15,146	530
Great Portland Estates plc	73,818	596
Hammerson plc	142,309	1,055
Land Securities Group plc	136,885	1,840
Safestore Holdings plc	271,876	514
SEGRO plc	207,457	881

		6,876

TOTAL COMMON STOCKS (Identified Cost $35,146)		41,548

1

Virtus International Real Estate Securities Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
TOTAL LONG TERM INVESTMENTS—97.6% (Identified cost $35,146)		$41,548

SHORT-TERM INVESTMENTS—1.8%
Money Market Mutual Funds—1.8%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	769,622	770

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $770)		770

TOTAL INVESTMENTS—99.4% (Identified Cost $35,916)		42,318	(1)
Other assets and liabilities, net—0.6%		274

NET ASSETS—100.0%		$42,592

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

2

Virtus International Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
Australia	17%
United Kingdom	16
Canada	14
Japan	11
France	9
Hong Kong	9
Singapore	7
Other	17

Total	100%

†	% of total investments as of June 30, 2013

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$41,548	$41,548	$0	(1)
Short-Term Investments	770	770	—

Total Investments	$42,318	$42,318	$0	(1)

There are no Level 2 (significant observable inputs) priced securities.

(1)	Includes internally fair valued securities currently priced at $0.

Virtus International Small-Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—86.8%
Consumer Discretionary—8.9%
Goldlion Holdings Ltd. (Hong Kong)	778,600	$375
Maisons France Confort (France)	8,350	255
Rightmove plc (United Kingdom)	2,100	66
Watts Co., Ltd. (Japan)	24,200	240
Wotif.Com Holdings Ltd. (Australia)	66,300	275

		1,211

Consumer Staples—6.9%
Compania Cervecerias Unidas SA (Chile)	12,800	183
Distell Group Ltd. (South Africa)	4,143	51
Dongsuh Co., Inc. (South Korea)	20,000	483
Wawel SA (Poland)	921	216

		933

Energy—6.3%
Calfrac Well Services Ltd. (Canada)	6,800	196
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	3,916	399
TGS Nopec Geophysical Co., ASA (Norway)	8,750	254

		849

Financials—14.0%
ARA Asset Management Ltd. (Singapore)	339,760	466
Euler Hermes SA (France)	3,800	383
Euroz Ltd. (Australia)	572,000	523
Hiscox Ltd. (Bermuda)	44,300	384
Rathbone Brothers plc (United Kingdom)	5,790	139

		1,895

Health Care—5.5%
Haw Par Corp. Ltd. (Singapore)	49,719	284
Nakanishi, Inc. (Japan)	1,200	153
Stallergenes SA (France)	1,300	91
WIN-Partners Co., Ltd. (Japan)	25,200	222

		750

Industrials—25.7%
AIT Corp. (Japan)	47,000	573
Amadeus Fire AG (Germany)	5,795	331
ASR Holdings Ltd. (Hong Kong)	2,524,500	218
Clasquin (France)	5,100	141
Freight Management Holdings Bhd (Malaysia)	453,641	202
Goodpack Ltd. (Singapore)	220,000	273
Pfeiffer Vacuum Technology AG (Germany)	1,300	135

	SHARES	VALUE
Industrials—(continued)
Richelieu Hardware Ltd. (Canada)	6,350	$247
Riverstone Holdings Ltd. (Singapore)	966,000	385
Rotork plc (United Kingdom)	6,385	259
SMT Scharf AG (Germany)	7,867	242
Thermador Groupe (France)	4,200	323
Vicom Ltd. (Singapore)	39,998	148

		3,477

Information Technology—6.8%
Domino Printing Sciences plc (United Kingdom)	36,000	342
Iress Ltd. (Australia)	21,900	150
MercadoLibre, Inc. (United States)	990	107
Pro-Ship, Inc. (Japan)	16,800	322

		921

Materials—12.7%
Corp. Moctezuma SAB de CV (Mexico)	92,500	288
KPX Chemical Co., Ltd. (South Korea)	9,019	499
Rimoni Industries Ltd. (Israel)	51,000	352
Uyemura (C) & Co., Ltd. (Japan)	8,200	339
Victrex plc (United Kingdom)	10,600	249

		1,727

TOTAL COMMON STOCKS (Identified Cost $11,200)		11,763

TOTAL LONG TERM INVESTMENTS—86.8% (Identified cost $11,200)		11,763

SHORT-TERM INVESTMENTS—17.6%
Money Market Mutual Funds—17.6%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	2,380,876	2,381

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,381)		2,381

TOTAL INVESTMENTS—104.4% (Identified Cost $13,581)		14,144	(1)
Other assets and liabilities, net—(4.4)%		(601)

NET ASSETS—100.0%		$13,543

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

Virtus International Small-Cap Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	18%
Japan	13
Singapore	11
France	8
Australia	7
South Korea	7
United Kingdom	7
Other	29

Total	100%

†	% of total investments as of June 30, 2013

2

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$11,763	$11,763
Short-Term Investments	2,381	2,381

Total Investments	$14,144	$14,144

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Low Volatility Equity Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—95.6%
iShares S&P 100 Index Fund(3)	20,000	$1,439

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $1,465)		1,439

PURCHASED OPTIONS—0.1%
Call Options—0.1%
CBOE Volatility Index expiring 7/17/13 at strike price $23(2)	34	2

TOTAL PURCHASED OPTIONS (Identified Cost $4)		2

TOTAL INVESTMENTS BEFORE WRITTEN OPTIONS— 95.7% (Identified Cost $1,469)		1,441

WRITTEN OPTIONS—(0.1)%
Call Options—(0.1)%
S&P 500® Index expiring 7/20/13 at strike price $1,700(2)	9	(1)

TOTAL WRITTEN OPTIONS (Identified Cost $(2))		(1)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS — 95.6% (Identified Cost $1,467)		1,440 (1)
Other assets and liabilities, net—4.4%		66

NET ASSETS—100.0%		$1,506

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion segregated as collateral for written options.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Exchange-traded Funds	$1,439	$1,439
Purchased Options	2	2
Other Financial Instruments:
Written Options	$(1)	$(1)

Total Investments	$1,440	$1,440

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MUNICIPAL BONDS—0.2%
Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	$417		$423

Michigan—0.0%
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34	145		125

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	335		251

TOTAL MUNICIPAL BONDS (Identified Cost $875)			799

FOREIGN GOVERNMENT SECURITIES—10.4%
Argentine Republic 7.000%, 10/3/15	665		580
Provincia de Bueno Aires, Series GDP, 144A 10.875%, 1/26/21(3)	500		327
PIK Interest Capitalization 8.280%, 12/31/33	2,091		1,187
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(4)	510		427
RegS 12.750%, 8/23/22(4)	485		500
RegS 8.250%, 10/13/24(4)	1,110		866
9.250%, 9/15/27	360		306
9.375%, 1/13/34	2,145		1,764
Commonwealth of Australia Series 125 6.250%, 6/15/14	1,400	AUD	1,326
New South Wales Treasury Corp. Series 17 5.500%, 3/1/17	610	AUD	602
Commonwealth of Canada 2.000%, 3/1/14	4,460	CAD	4,266
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	2,010	NZD	1,642
Federative Republic of Brazil 8.500%, 1/5/24	6,195	BRL	2,554
Hellenic Republic
2.000%, 2/24/23(2)	580	EUR	410
2.000%, 2/24/27(2)	1,210	EUR	719
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	1,030		907
Kingdom of Norway Treasury Bill, 0.000%, 12/18/13	7,800	NOK	1,275
Mongolia 144A 5.125%, 12/5/22(3)	825		734
Provincia de Neuquen 144A 7.875%, 4/26/21(3)	609		542
Republic of Colombia

	PAR VALUE		VALUE
12.000%, 10/22/15	$925,000	COP	$553
4.375%, 3/21/23	1,867,000	COP	855
Republic of Costa Rica 144A 4.375%, 4/30/25(3)	520		481
Republic of Croatia 144A 6.375%, 3/24/21(3)	1,045		1,093
Republic of Iceland 144A 5.875%, 5/11/22(3)	925		980
Republic of Indonesia Series FR63, 5.625%, 5/15/23	6,141,000	IDR	552
Republic of Korea Treasury Bond, Series 1312, 3.000%, 12/10/13	895,000	KRW	785
Republic of Peru 144A 7.840%, 8/12/20(3)	1,065	PEN	441
RegS 6.900%, 8/12/37(4)	2,010	PEN	742
Republic of Philippines 4.950%, 1/15/21	32,000	PHP	761
Republic of Portugal Treasury Obligation 4.950%, 10/25/23	520	EUR	608
Republic of Serbia 144A 5.250%, 11/21/17(3)	700		686
Republic of Slovak 144A 4.375%, 5/21/22(3)	850		869
Republic of South Africa
Series R206, 7.500%, 1/15/14	11,845	ZAR	1,212
Series R208, 6.750%, 3/31/21	6,720	ZAR	652
Republic of Turkey 9.000%, 3/5/14	3,865	TRY	2,024
Republic of Uruguay 4.375%, 12/15/28(12)	19,817	UYU	1,126
Russian Federation 144A 7.850%, 3/10/18(3)	60,000	RUB	1,904
Series 6207 8.150%, 2/3/27	45,960	RUB	1,437
State of Qatar 144A 4.500%, 1/20/22(3)	550		590
United Mexican States
Series M, 6.000%, 6/18/15	30,592	MXN	2,432
Series M, 6.500%, 6/9/22	30,825	MXN	2,500

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $47,145)			44,217

MORTGAGE-BACKED SECURITIES—9.1%
Non-Agency—9.1%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(3)	1,100		1,084
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	1,125		1,217
Bank of America Funding Corp. 06-2, 3A1 6.000%, 3/25/36	474		470
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, AM 5.766%, 4/12/38(2)	900		975
06-PW12, AM 5.941%, 9/11/38(2)	650		703

1

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
05-PW10, AM 5.449%, 12/11/40(2)	$895	$957
06-PW13, AM 5.582%, 9/11/41(2)	1,360	1,486
07-PW18, AM 6.084%, 6/11/50(2)	1,525	1,696
Chase Mortgage Finance Corp. 07-A1, 10A1 2.903%, 2/25/37(2)	778	750
Citigroup - Deutsche Bank Commercial Mortgage Trust
05-CD1, AM 5.392%, 7/15/44(2)	610	650
07-CD4, A4 5.322%, 12/11/49	475	523
Commercial Mortgage Pass-Through Certificates 07-C2, A3 5.542%, 1/15/49(2)	1,555	1,722
Countrywide Alternative Loan Trust 04-24CB, 1A1 6.000%, 11/25/34	164	164
Credit Suisse First Boston Mortgage Securities Corp. 04-CF2, 1M1 144A 5.250%, 1/25/43(2)(3)	1,042	1,133
Extended Stay America Trust 13-ESHM, M 144A 7.625%, 12/5/19(3)	1,510	1,517
GMAC Commercial Mortgage Securities, Inc. 04- C2, A3 5.134%, 8/10/38	211	213
Goldman Sachs Mortgage Pass-Through- Securities Mortgage Loan Trust
05-RP1, 1A3 144A 8.000%, 1/25/35(3)	1,275	1,360
06-RP1, 1A4 144A 8.500%, 1/25/36(3)	976	1,049
Goldman Sachs Mortgage Securities Corp. II 07- GG10, A4 5.982%, 8/10/45(2)	750	836
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A2, 144A 4.311%, 8/5/32(3)	750	783
06-LDP7, AM 6.056%, 4/15/45(2)	1,500	1,648
Lehman Brothers - UBS Commercial Mortgage Trust
07-C2, A3 5.430%, 2/15/40	1,100	1,206
07-C7, A3 5.866%, 9/15/45(2)	576	642
Lehman Brothers Commercial Mortgage Trust 07- C3, A4 6.081%, 7/15/44(2)	500	566
MASTR Alternative Loan Trust 04-6, 10A1 6.000%, 7/25/34	670	692
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	784	819
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(2)	1,260	1,354
Merrill Lynch Mortgage Trust 06-C1, AM 5.872%, 5/12/39(2)	715	777

	PAR VALUE	VALUE
Non-Agency—(continued)
Morgan Stanley Capital I Trust
05-HQ5, A3 5.007%, 1/14/42	$8	$8
07-IQ14, AM 5.876%, 4/15/49(2)	800	805
Motel 6 Trust 12-MTLB, D 144A 3.781%, 10/5/25(3)	1,075	1,038
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(3)	1,559	1,641
04-R3, A1 144A 6.500%, 2/25/35(3)	482	503
Residential Accredit Loans, Inc. 04-QS16, 1A5 5.500%, 12/25/34	1,146	1,151
Residential Funding Mortgage Securities I, Inc. 05- S1, 1A2 5.500%, 2/25/35	1,650	1,653
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.789%, 1/25/37(2)	796	774
Wachovia Bank Commercial Mortgage Trust
06-C25, AM 5.919%, 5/15/43(2)	1,125	1,225
07-C30, A5 5.342%, 12/15/43	1,610	1,787
07-C32, A3 5.937%, 6/15/49(2)	360	403
Washington Mutual Commercial Mortgage Securities Trust 06-SL1, A, 144A 5.423%, 11/23/43(2)(3)	456	448

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $36,388)		38,428

ASSET-BACKED SECURITIES—4.0%
AABS Ltd. 13-1, A 0.000%, 1/10/38(2)	682	692
Cheesecake Factory Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	618	617
Citicorp Residential Mortgage Securities, Inc. 07- 2, A3 5.991%, 6/25/37(2)	775	787
Conseco Financial Corp. 01-3, A4 6.910%, 5/1/33(2)	476	536
Countrywide Asset-Backed Certificates
05-1, AF5A 5.497%, 7/25/35(2)	1,220	1,179
05-12, 1A4 5.323%, 2/25/36(2)	1,150	1,179
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	1,227	1,309
Drug Royalty LP II 12-1, A2 144A 4.474%, 1/15/25(3)	534	536
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	585	585
GMAC Mortgage Corp. Loan Trust 06-HLTV, A4 5.810%, 10/25/29	708	699

2

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	$1,257		$1,243
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	343		354
Lehman XS Trust 05-5, 3A2B 5.420%, 11/25/35(2)	777		746
Origen Manufactured Housing Contract Trust 04- B, M1 5.730%, 11/15/35(2)	656		692
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 4.959%, 11/25/35(2)	240		236
Residential Asset Mortgage Trust 04-RZ1, M1 4.320%, 3/25/34(2)	1,081		1,112
Residential Funding Mortgage Securities II Home Loan Trust
03-HS3, AI4 5.050%, 9/25/33(2)	814		850
07-HI1, A3 5.720%, 3/25/37	801		795
Security National Mortgage Loan Trust 04-1A, AF3, 144A 6.420%, 6/25/32(2)(3)	1,334		1,232
TAL Advantage I LLC 12-1A, A 144A 3.860%, 5/20/27(3)	892		896
Terwin Mortgage Trust 04-15AL, A1 144A 5.775%, 7/25/34(2)(3)	402		402
Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41(3)	331		352

TOTAL ASSET-BACKED SECURITIES (Identified Cost $16,547)			17,029

CORPORATE BONDS—58.1%
Consumer Discretionary—6.3%
American Axle & Manufacturing, Inc. 6.250%, 3/15/21	900		919
Arcelik AS 144A 5.000%, 4/3/23(3)	540		486
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(3)	1,125	BRL	513
Automotores Gildemeister SA 144A 6.750%, 1/15/23(3)	300		256
Bon-Ton Department Stores, Inc. (The) 144A 8.000%, 6/15/21(3)	880		899
Boyd Gaming Corp. 144A 9.000%, 7/1/20	870		886
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	1,065		1,078
Cencosud SA 144A 4.875%, 1/20/23(3)	535		524
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(3)	945		1,044
Clear Channel Communications, Inc. 144A
9.000%, 12/15/19(3)	54		53

	PAR VALUE		VALUE
Consumer Discretionary—(continued)
9.000%, 3/1/21	$500		$477
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	1,085		1,128
Gateway Casinos & Entertainment Ltd. 144A 8.875%, 11/15/17(3)	200	CAD	200
Hot Topic, Inc. 144A 9.250%, 6/15/21(3)	595		605
International Game Technology 7.500%, 6/15/19	580		671
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	1,320		1,267
Jones Group, Inc. (The) Apparel Group Holdings 6.875%, 3/15/19	1,080		1,091
KOC Holding AS 144A 3.500%, 4/24/20(3)	830		718
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	475		503
Lynx I Corp. 144A 5.375%, 4/15/21(3)	415		419
Meritor, Inc. 6.750%, 6/15/21	960		922
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(3)	550		575
ONO Finance II plc 144A 10.875%, 7/15/19(3)	150		157
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(3)	650		647
Rent-A-Center, Inc. 144A 4.750%, 5/1/21(3)	360		343
River Rock Entertainment Authority (The) 9.000%, 11/1/18	198		163
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International LLC) 144A 5.875%, 5/15/21(3)	1,215		1,181
ServiceMaster Co. 7.000%, 8/15/20	955		911
Sinclair Television Group, Inc. 5.375%, 4/1/21	1,155		1,115
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)	1,185		1,117
Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(3)	1,140		1,103
Station Casinos LLC 144A 7.500%, 3/1/21(3)	970		985
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(3)	1,410		1,343
TRW Automotive, Inc. 144A 4.500%, 3/1/21(3)	325		326
Univision Communications, Inc.
144A 8.500%, 5/15/21(3)	630		673
144A 5.125%, 5/15/23(3)	1,185		1,126
Yankee Candle Co. Holdings LLC (Yankee Finance, Inc.) PIK Interest Capitalization 10.250%, 2/15/16	440		453

			26,877

3

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Staples—0.4%
Chiquita Brands International, Inc. (Chiquita Brands LLC) 144A 7.875%, 2/1/21(3)	$885	$929
Ingles Markets, Inc. 144A 5.750%, 6/15/23(3)	975	965

		1,894

Energy—7.6%
Afren plc 144A 11.500%, 2/1/16(3)	475	530
Alta Mesa Holdings LP 9.625%, 10/15/18	775	808
Atlas Pipeline Partners LP 144A 6.625%, 10/1/20(3)	495	499
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	686	737
CHC Helicopter SA 9.250%, 10/15/20	725	747
Chesapeake Energy Corp. 5.375%, 6/15/21	1,050	1,047
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	725	736
EP Energy LLC 9.375%, 5/1/20	840	953
EPL Oil & Gas, Inc. 8.250%, 2/15/18	1,120	1,159
EV Energy Partners LP 8.000%, 4/15/19	325	330
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(3)	460	485
Frontier Oil Corp. 6.875%, 11/15/18	210	226
Gazprom OAO (Gaz Capital SA)
144A 8.146%, 4/11/18(3)	460	527
144A 3.850%, 2/6/20(3)(9)	1,115	1,037
144A 6.510%, 3/7/22(3)(9)	315	333
Gulfmark Offshore, Inc. 6.375%, 3/15/22	960	958
Linn Energy LLC 6.500%, 5/15/19	512	503
Lukoil International Finance BV 144A 7.250%, 11/5/19(3)	525	589
Memorial Production Partners LP (Memorial Production Finance Corp.) 144A 7.625%, 5/1/21(3)	980	970
MIE Holdings Corp. 144A 9.750%, 5/12/16(3)	550	572
OGX Austria GmbH 144A 8.500%, 6/1/18(3)	800	260
Petrobras International Finance Co. 5.375%, 1/27/21	500	502
Petroleos de Venezuela SA Series 2014
4.900%, 10/28/14	1,005	945
RegS 5.250%, 4/12/17(4)	375	307
RegS 8.500%, 11/2/17(4)	5,110	4,695
Petroleos Mexicanos
6.000%, 3/5/20	270	297
5.500%, 1/21/21	550	586

	PAR VALUE		VALUE
Energy—(continued)
5.500%, 6/27/44	$650		$585
Petropower I Funding Trust 144A 7.360%, 2/15/14(3)(5)	127		124
Plains Exploration & Production Co. 6.875%, 2/15/23	995		1,066
QEP Resources, Inc. 6.875%, 3/1/21	480		520
QGOG Constellation S.A. 144A 6.250%, 11/9/19(3)	1,000		982
Quicksilver Resources, Inc. 144A 11.000%, 7/1/21(3)	835		743
Regency Energy Partners LP (Regency Energy Finance Corp.) 144A 4.500%, 11/1/23(3)	1,160		1,053
Rosneft Oil Co. ( Rosneft International Finance Ltd.) 144A 4.199%, 3/6/22(3)(9)	300		278
Sabine Pass Liquefaction LLC 144A 5.625%, 2/1/21(3)	915		890
Targa Resources Partners LP 6.375%, 8/1/22	787		828
Teekay Corp. 8.500%, 1/15/20	300		328
TNK-BP Finance SA RegS 7.500%, 7/18/16(4)	1,165		1,292
Venoco, Inc.
11.500%, 10/1/17	600		637
8.875%, 2/15/19	225		220
Weatherford International Ltd. 9.625%, 3/1/19	318		402
Zhaikmunai LP 144A 7.125%, 11/13/19(3)	790		796

			32,082

Financials—21.8%
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(3)	560		578
Air Lease Corp. 4.750%, 3/1/20	1,095		1,057
Aircastle Ltd. 7.625%, 4/15/20	1,840		2,033
Akbank TAS
144A 3.875%, 10/24/17(3)	1,280		1,237
144A 7.500%, 2/5/18(3)	1,565	TRY	745
Alfa Bank OJSC (Alfa Bond Issuance plc) RegS 7.875%, 9/25/17(4)(9)	755		805
Allstate Corp. 6.125%, 5/15/37(2)	680		731
ALROSA Finance SA 144A 7.750%, 11/3/20(3)	1,065		1,145
Banco ABC Brasil SA 144A 7.875%, 4/8/20(3)	1,025		1,081
Banco Bilbao Vizcaya Argentaria Bancomer SA
144A 6.500%, 3/10/21(3)	425		446
144A 6.750%, 9/30/22(3)	1,000		1,080
Banco Bradesco SA 144A 5.900%, 1/16/21(3)	1,150		1,170
Banco de Credito del Peru 144A 4.250%, 4/1/23(3)	657		606

4

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
Banco do Brasil SA 144A 5.375%, 1/15/21(3)	$600		$585
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(3)	1,060		1,081
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	900	BRL	371
Banco Santander Chile 144A 3.875%, 9/20/22(3)	945		878
Banco Votorantim SA 144A 7.375%, 1/21/20(3)	1,660		1,747
Bancolombia SA 5.125%, 9/11/22	1,015		967
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	515		525
Bank of India
144A 3.250%, 4/18/18(3)	1,150		1,077
144A 3.625%, 9/21/18(3)	1,125		1,056
Barclays Bank plc
144A 6.050%, 12/4/17(3)	435		470
144A 5.926%(2)(3)(7)(8)	600		588
Braskem Finance Ltd. 144A 5.750%, 4/15/21(3)	500		488
Burlington Holdings LLC (Burlington Holding Finance, Inc.) PIK Interest Capitalization, 144A 9.000%, 2/15/18(3)	660		680
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(3)	1,160		1,122
Chubb Corp. (The) 6.375%, 3/29/67(2)	680		728
City National Corp. 5.250%, 9/15/20	475		514
CorpGroup Banking SA 144A 6.750%, 3/15/23(3)	1,075		1,087
Credit Bank of Moscow 144A 7.700%, 2/1/18(3)(9)	245		250
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(3)	1,090		970
E*TRADE Financial Corp. 6.375%, 11/15/19	840		857
ESAL GmbH 144A 6.250%, 2/5/23(3)	1,110		1,019
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	925		872
Fidelity National Financial, Inc. 5.500%, 9/1/22	240		254
Fifth Third Capital Trust IV 6.500%, 4/15/37(2)	800		797
First Niagara Financial Group, Inc. 6.750%, 3/19/20	1,160		1,343
Ford Motor Credit Co. LLC
8.125%, 1/15/20	650		785
5.750%, 2/1/21	275		298
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(3)	900		927
Genworth Financial, Inc. 7.625%, 9/24/21	435		505
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(2)(3)	970		922

	PAR VALUE		VALUE
Financials—(continued)
GRD Holdings III Corp. 144A 10.750%, 6/1/19(3)	$520		$559
HBOS plc 144A 6.750%, 5/21/18(3)	115		122
Hertz Corp. (The) 5.875%, 10/15/20	865		895
HSBC Finance Corp. 6.676%, 1/15/21	500		553
Huntington Bancshares, Inc. 7.000%, 12/15/20	500		596
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(2)(3)(7)(8)	1,130		1,172
ING (U.S.), Inc.
144A 5.500%, 7/15/22(3)	1,050		1,116
144A 5.650%, 5/15/53(2)(3)(8)	1,210		1,140
ING Bank NV 144A 5.000%, 6/9/21(3)	600		644
International Lease Finance Corp. 6.250%, 5/15/19	1,399		1,445
Intesa San Paolo SpA 3.125%, 1/15/16	875		860
Inversiones CMPC SA 144A 4.375%, 5/15/23(3)	1,450		1,387
Itau Unibanco Holding SA 144A 5.125%, 5/13/23(3)	1,085		1,013
Jefferies Group LLC
8.500%, 7/15/19	500		603
5.125%, 1/20/23	175		174
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	795		808
Kazkommertsbank JSC RegS 8.000%, 11/3/15(4)	250		251
Korea Development Bank 3.500%, 8/22/17	1,300		1,327
Korea Finance Corp. 4.625%, 11/16/21	700		711
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(3)	425		442
Legg Mason, Inc. 5.500%, 5/21/19	1,240		1,277
Level 3 Financing, Inc. 7.000%, 6/1/20	935		937
Lincoln National Corp. 6.050%, 4/20/67(2)(8)	300		294
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(3)	750		799
Lukoil International Finance BV 144A 4.563%, 4/24/23(3)	495		460
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	189		200
Macquarie Group Ltd.
144A 7.625%, 8/13/19(3)	500		580
144A 6.250%, 1/14/21(3)	675		717
MMI International Ltd. 144A 8.000%, 3/1/17(3)	1,105		1,116
Morgan Stanley
144A 10.090%, 5/3/17(3)	2,400	BRL	1,065
4.100%, 5/22/23	710		656
Nationstar Mortgage LLC (Nationstar Capital Corp.) 6.500%, 7/1/21	1,000		965
Nordea Bank AB 144A 4.250%, 9/21/22(3)	1,360		1,341

5

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(9)	$1,105	$1,014
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(9)	875	862
PKO Finance AB 144A 4.630%, 9/26/22(3)(9)	1,315	1,278
Progressive Corp. (The) 6.700%, 6/15/37(2)	1,200	1,296
Prudential Financial, Inc.
5.875%, 9/15/42(2)	2,155	2,160
5.200%, 3/15/44(2)(8)	220	208
Regions Bank 7.500%, 5/15/18	750	877
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)	1,000	1,015
Resona Bank Ltd. 144A 5.850% (2)(3)(7)(8)	750	800
Royal Bank of Scotland Group plc (The)
6.400%, 10/21/19	370	411
5.625%, 8/24/20	750	813
7.648%, 8/29/49(2)(7)(8)	550	509
Russian Agricultural Bank OJSC
(RSHB Capital SA) 144A 6.299%, 5/15/17(3)	380	403
(RSHB Capital SA) 144A 5.298%, 12/27/17(3)	515	526
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(3)	800	807
Sberbank of Russia (Sberbank CapItal SA)
144A 6.125%, 2/7/22(3)(9)	1,800	1,879
144A 5.125%, 10/29/22(3)(9)	990	928
Shinhan Bank 144A 4.375%, 7/27/17(3)	650	682
SLM Corp.
4.625%, 9/25/17	765	755
5.500%, 1/25/23	655	623
Societe Generale S.A. 144A 5.922% (2)(3)(7)(8)(10)	650	614
Sovereign Bank 8.750%, 5/30/18	400	484
Spansion LLC 7.875%, 11/15/17	350	361
SunTrust Bank, Inc. 5.400%, 4/1/20	250	274
Telecom Italia Capital SA 7.175%, 6/18/19	500	556
TMK OAO (TMK Capital SA) 144A 6.750%, 4/3/20(3)(9)	1,130	1,048
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	985	922
Turkiye Is Bankasi 144A 3.875%, 11/7/17(3)	1,200	1,170
UPCB Finance Ltd. VI 144A 6.875%, 1/15/22(3)	665	692
Vnesheconombank (VEB Finance plc) 144A 6.800%, 11/22/25(3)(9)	500	533

	PAR VALUE	VALUE
Financials—(continued)
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(9)	$1,655	$1,721
Webster Financial Corp. 5.125%, 4/15/14	205	209
Wells Fargo & Co. 3.450%, 2/13/23	885	845
Willis Group Holdings plc
7.000%, 9/29/19	500	574
5.750%, 3/15/21	465	503
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)	1,080	969
Zions Bancorporation 4.500%, 6/13/23	405	398

		92,421

Health Care—1.5%
Alere, Inc. 144A 6.500%, 6/15/20(3)	865	842
HCA, Inc. 6.500%, 2/15/20	1,785	1,936
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	460	482
Symbion, Inc. 8.000%, 6/15/16	740	773
Tenet Healthcare Corp.
4.750%, 6/1/20	1,150	1,111
144A 4.500%, 4/1/21(3)	470	439
U.S. Oncology, Inc. 0.000%, 2/16/49(5)(6)	300	0
Valeant Pharmaceuticals International, Inc. Escrow Corp.
144A 6.750%, 8/15/18(3)	710	729
144A 7.500%, 7/15/21(3)	130	135

		6,447

Industrials—8.1%
AAR Corp. 144A 7.250%, 1/15/22(3)	1,135	1,223
ADS Tactical, Inc. 144A 11.000%, 4/1/18(3)	600	582
Ahern Rentals, Inc. 144A 9.500%, 6/15/18(3)	925	926
Air Canada Pass-Through-Trust 13-1B 144A 5.375%, 5/15/21(3)	542	541
America West Airlines Pass-Through-Trust 00-1, G 8.057%, 7/2/20	793	880
American Airlines Pass-Through-Trust 13-1, A 144A 4.000%, 7/15/25(3)	1,200	1,134
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(3)	1,100	1,114
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	479	495
99-1, A1 7.200%, 1/2/19	636	665
00-1, A 8.707%, 1/2/19	232	247

6

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Industrials—(continued)
Automotores Gildemeister SA 144A 8.250%, 5/24/21(3)	$730		$679
Avis Budget Car Rental LLC
144A 4.875%, 11/15/17(3)	1,000		1,010
144A 5.500%, 4/1/23(3)	1,325		1,285
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(3)	993		1,037
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	880		804
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	1,305		1,302
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	940		912
Carpenter Technology Corp. 5.200%, 7/15/21	600		618
Continental Airlines Pass-Through-Trust
98-1, A 6.648%, 9/15/17	222		235
97-4, A 6.900%, 1/2/18	421		442
99-1, A 6.545%, 2/2/19	712		792
00-1, A1 8.048%, 11/1/20	849		951
01-1, A1 6.703%, 6/15/21	239		254
DP World Ltd. 144A 6.850%, 7/2/37(3)	400		413
Embraer SA 5.150%, 6/15/22	1,040		1,043
Harland Clarke Holdings Corp. 144A 9.750%, 8/1/18(3)	475		496
Hellenic Railways 5.460%, 1/30/14	1,200	EUR	1,476
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	625		672
Lloyds Banking Group Capital No.1 plc 144A 7.875%, 11/1/20(3)	600		619
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	895		953
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(3)	650	BRL	261
Rexel SA 144A 5.250%, 6/15/20(3)	1,130		1,133
Sappi Papier Holding GmbH
144A 7.750%, 7/15/17(3)	650		689
144A 8.375%, 6/15/19(3)	440		466
Spirit Aerosystems, Inc. 6.750%, 12/15/20	1,225		1,280
Steelcase, Inc. 6.375%, 2/15/21	675		729
TransDigm, Inc. 144A 7.500%, 7/15/21(3)	640		656
U.S. Airways Pass-Through-Trust
01-1G 7.076%, 3/20/21	1,859		1,984
12-1A 5.900%, 10/1/24	499		524
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	434		499
11-1 A 7.125%, 10/22/23	660		746

	PAR VALUE	VALUE
Industrials—(continued)
United Rentals North America, Inc. 7.375%, 5/15/20	$900	$965
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(3)	750	799

		34,531

Information Technology—2.6%
Avaya, Inc. 144A 7.000%, 4/1/19(3)	130	118
Ceridian Corp. 144A 11.000%, 3/15/21(3)	40	44
Digicel Ltd. 144A 8.250%, 9/1/17(3)	848	886
EarthLink, Inc.
8.875%, 5/15/19	225	220
144A 7.375%, 6/1/20(3)	450	434
Equinix, Inc. 4.875%, 4/1/20	465	458
Fidelity National Financial, Inc. 6.600%, 5/15/17	750	831
First Data Corp.
11.250%, 3/31/16	1,270	1,248
144A 8.250%, 1/15/21(3)	1,090	1,117
144A 11.750%, 8/15/21(3)	2,370	2,145
Freescale Semiconductor, Inc. 144A 5.000%, 5/15/21(3)	940	895
Igloo Holdings Corp. PIK Interest Capitalization, 144A 8.250%, 12/15/17(3)	250	256
NCR Corp. 4.625%, 2/15/21	1,035	994
QVC, Inc. 5.125%, 7/2/22	240	242
SunGard Data Systems, Inc. 144A 6.625%, 11/1/19(3)	210	212
Tech Data Corp. 3.750%, 9/21/17	95	97
VeriSign, Inc. 144A 4.625%, 5/1/23(3)	810	790

		10,987

Materials—5.7%
Alpek SA de CV 144A 4.500%, 11/20/22(3)	1,480	1,424
Ardagh Packaging Finance plc / Ardagh MP Holdings USA, Inc. 144A 4.875%, 11/15/22(3)	275	258
Calumet Specialty Products Partners LP 9.375%, 5/1/19	763	820
Cascades, Inc. 7.875%, 1/15/20	1,100	1,155
Cemex SAB de CV 144A 9.500%, 6/15/18(3)	976	1,059
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	455	441
EuroChem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(3)(9)	550	543
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(3)	650	673

7

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—(continued)
Gerdau Holdings, Inc.
144A 7.000%, 1/20/20(3)	$250		$264
144A 4.750%, 4/15/23(3)	590		540
Hexion Corp.
144A 8.875%, 2/1/18(3)	1,285		1,317
6.625%, 4/15/20	315		316
144A 6.625%, 4/15/20(3)	935		937
Huntsman International LLC 4.875%, 11/15/20	440		437
Ineos Finance plc 144A 8.375%, 2/15/19(3)	705		773
JMC Steel Group 144A 8.250%, 3/15/18(3)	570		560
Mexichem SAB de CV 144A 4.875%, 9/19/22(3)	485		487
NewMarket Corp. 4.100%, 12/15/22	1,174		1,139
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	1,160		1,163
PTT Global Chemical plc
144A 4.250%, 9/19/22(3)	800		766
RegS 4.250%, 9/19/22(4)	200		192
Reynolds Group Issuer, Inc. (Reynolds Group Issuer LLC) 8.250%, 2/15/21	1,670		1,660
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	970		946
Sealed Air Corp. 144A 5.250%, 4/1/23(3)	255		249
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(9)	425		439
Tenedora Nemak SA de CV 144A 5.500%, 2/28/23(3)	970		921
Tronox Finance LLC 144A 6.375%, 8/15/20(3)	865		820
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	695		636
United States Steel Corp. 6.875%, 4/1/21	1,360		1,326
Vale Overseas Ltd. 4.375%, 1/11/22	920		873
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	945		1,037

			24,171

Telecommunication Services—2.4%
America Movil SAB de CV Series 12 6.450%, 12/5/22	5,000	MXN	374
CenturyLink, Inc. Series T 5.800%, 3/15/22	750		744
Cincinnati Bell, Inc. 8.375%, 10/15/20	930		963
Frontier Communications Corp. 7.125%, 1/15/23	945		944
Intelsat Luxembourg SA 144A 7.750%, 6/1/21(3)	675		684
Koninklijke KPN NV 144A 7.000%, 3/28/73(2)(3)(8)	885		839
SBA Telecommunications, Inc. 144A 5.750%, 7/15/20(3)	820		825

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Sprint Nextel Corp. 6.000%, 11/15/22	$1,305	$1,286
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	975	1,005
Wind Acquisition Finance S.A. 144A 11.750%, 7/15/17(3)	850	888
Windstream Corp. 7.750%, 10/15/20	1,530	1,591

		10,143

Utilities—1.7%
AmeriGas Partners LP (AmeriGas Finance Corp.)
6.250%, 8/20/19	660	667
7.000%, 5/20/22	450	462
Calpine Corp. 144A 7.500%, 2/15/21(3)	810	869
Centrais Eletricas Brasileiras SA RegS 5.750%, 10/27/21(4)	900	871
Covanta Holding Corp. 6.375%, 10/1/22	1,065	1,081
Electricite de France SA 144A 5.250%(2)(3)(7)(8)	1,360	1,300
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	900	925
NRG Energy, Inc.
7.625%, 1/15/18	105	113
7.625%, 5/15/19	680	714
144A 6.625%, 3/15/23(3)	75	75
Texas Competitive Electric Holdings Co., LLC Series A 10.250%, 11/1/15	200	20

		7,097

TOTAL CORPORATE BONDS (Identified Cost $247,621)		246,650

LOAN AGREEMENTS(2)—14.8%
Consumer Discretionary—2.9%
Advantage Sales & Marketing, Inc. Second Lien, 8.250%, 6/17/18	351	353
Affinity Gaming LLC (Herbst Gaming LLC). 5.500%, 11/9/17	569	578
BJ’s Wholesale Club, Inc. Second Lien, 9.750%, 3/26/20	208	213
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B- 6, 5.443%, 1/28/18	1,084	961
CBAC Borrower LLC 0.000%, 4/26/20(11)	292	297
Centaur Acquisition LLC First Lien, 5.250%, 2/20/19	230	230
Clear Channel Communications, Inc.

8

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Tranche B, 3.845%, 1/29/16	$1,080	$989
0.000%, 1/30/19(11)	348	318
Cumulus Media Holdings, Inc. Second Lien, 7.500%, 9/16/19	484	496
EB Sports Corp. 11.500%, 12/31/15	625	622
Fram Group Holdings, Inc. (Prestone Holdings, Inc.) Second Lien, 10.500%, 1/29/18	500	488
Granite Broadcasting Corp. 0.000%, 5/23/18(11)	1,145	1,154
Landry’s, Inc. Tranche B, 4.750%, 4/24/18	1,082	1,087
Leslie’s Poolmart, Inc. 0.000%, 10/16/19(11)	675	678
Ozburn - Hessey Holding Co. LLC 6.750%, 5/23/19	358	357
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	1,066	1,092
Seven Sea Cruises S. DE R.L. Tranche B-1, 4.750%, 12/21/18	748	753
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	317	318
Tower Automotive Holdings U.S.A. LLC 5.750%, 4/23/20	538	544
Transtar Holding Co. Second Lien, 9.750%, 10/9/19	380	390
TWCC Holding Corp. 0.000%, 12/11/20(11)	448	452

		12,370

Consumer Staples—0.5%
AdvancePierre Foods, Inc.
First Lien, 5.750%, 7/10/17	110	110
Second Lien, 9.500%, 10/10/17	655	669
Hostess Brands Acquisition LLC 0.000%, 4/9/20(11)	756	772
Rite Aid Corp. 0.000%, 8/21/20(11)	56	57
Supervalu, Inc. 5.000%, 3/21/19	506	504

		2,112

Energy—1.1%
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche 1, 6.250%, 10/23/18	190	192
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.)
Tranche B-1, First Lien, 6.250%, 10/23/18	793	800
Second Lien, 11.000%, 10/23/19	395	406
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	1,106	1,069

	PAR VALUE	VALUE
Energy—(continued)
NGPL Pipeco LLC 6.750%, 9/15/17	$505	$503
Samson Investment Co. Second Lien, 6.000%, 9/25/18	734	734
SES International Holdings Ltd. (Saxon) 0.000%, 2/15/19(11)	915	919

		4,623

Financials—1.2%
Altisource Portfolio Solutions S.A.R.L Tranche B, 5.750%, 11/27/19	533	536
Capital Automotive LP 0.000%, 4/30/20(11)	106	107
iPayment, Inc . 5.750%, 5/8/17	577	571
iStar Financial, Inc. 4.500%, 10/15/17	636	637
Lonestar Intermediate Super Holdings LLC 11.000%, 9/2/19	108	113
Nuveen Investments, Inc. Tranche B, Second Lien 6.500%, 2/28/19	1,144	1,133
RPI Finance Trust 4.000%, 11/9/18	832	835
Walter Investment Management Corp. 0.000%, 11/28/17(11)	1,060	1,066

		4,998

Health Care—1.3%
American Renal Holdings, Inc. 0.000%, 2/20/20(11)	909	910
Ardent Medical Services, Inc.
0.000%, 7/2/18(11)	345	349
0.000%, 1/2/19(11)	289	294
INC Research, LLC 6.000%, 7/12/18	343	344
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	583	575
MMM Holdings, Inc. 9.750%, 12/12/17	332	336
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	242	244
National Specialty Hospitals, Inc. 0.000%, 2/3/17(11)	405	405
Pharmaceutical Research Associates, Inc. First Lien, 6.500%, 12/10/17	856	864
Rural/Metro Operating Co. LLC 0.000%, 6/30/18(11)	705	681
Smile Brands Group, Inc. 0.000%, 12/21/17(11)	366	359
Surgery Center Holdings, Inc. First Lien 6.000%, 4/11/19	306	307

		5,668

9

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—2.7%
Alliance Laundry Systems LLC Second Lien, 9.300%, 12/10/19	$93	$95
American Airlines, Inc. 0.000%, 6/21/19(11)	1,031	1,033
AWAS Finance Luxemborg S.A. 3.500%, 7/16/18	626	632
Brickman Group Holdings, Inc. Tranche B-3, 4.000%, 9/28/18	283	283
Brock Holdings Ill, Inc. Second Lien, 10.000%, 3/16/18	285	290
Ceridian Corp. Extended, 5.942%, 5/9/17	1,073	1,079
CHG Buyer Corp. Second Lien, 0.000%, 11/19/20(11)	244	248
Commercial Barge Line Co. 0.000%, 9/22/19(11)	1,127	1,112
Doncasters Group Ltd. (Doncasters US LLC) Tranche B, 5.500%, 4/9/20	842	843
DynCorp International, Inc. 6.250%, 7/7/16	579	584
Harland Clarke Holdings Corp. (Clarke American Corp.) 0.000%, 6/30/17(11)	626	604
Hawker Beechcraft Acquisition Company LLC 5.750%, 2/14/20	1,145	1,148
HD Supply, Inc. 4.500%, 10/12/17	1,020	1,020
Husky Injection Molding System (Yukon Acquisition, Inc.) 4.250%, 7/2/18	535	533
McJunkin Red Man Corp. 6.000%, 11/8/19	702	707
Navistar, Inc. Tranche B, 5.750%, 8/17/17	729	732
SESAC Holding Co. II LLC First Lien, 6.000%, 2/7/19	393	396
Velo Holdings, Inc. (Velo ACU LLC) 15.000%, 2/2/18	27	27

		11,366

Information Technology—3.5%
Alcatel-Lucent U.S.A., Inc.
6.250%, 8/1/16	87	88
7.250%, 1/30/19	853	862
Allflex Holdings III, Inc. 0.000%, 6/7/21(11)	599	602
Applied Systems, Inc. Second Lien, 8.250%, 6/8/17	333	336
Avaya, Inc. Tranche B-3, 4.773%, 10/26/17	480	422
Blue Coat Systems, Inc.
4.500%, 5/31/19	1,070	1,067
0.000%, 6/26/20(11)	985	985
CCC Holdings, Inc. 4.000%, 12/20/19	525	523
Deltek, Inc.

	PAR VALUE	VALUE
Information Technology—(continued)
First Lien, 5.000%, 10/10/18	$776	$775
0.000%, 10/10/19(11)	225	228
Second Lien, 10.000%, 10/10/19	113	114
Go Daddy Operating Co. LLC Tranche B-1, 0.000%, 12/17/18(11)	804	802
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	1,047	1,010
Ipreo Holdings LLC
Tranche B-2, 6.500%, 8/7/17	759	767
Tranche B-3, 6.500%, 8/7/17	207	209
Kronos, Inc.
First Lien, 4.500%, 10/30/19	189	190
Second Lien, 9.750%, 4/30/20	605	626
Novell, Inc. (Attachmate Corp.) First Lien, 7.625%, 11/22/17	601	603
Oberthur Technologies Finance SAS Tranche B-3, 0.000%, 11/30/18(11)	718	715
RP Crown Parent LLC First Lien 6.750%, 12/21/18	708	712
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 7.000%, 12/7/18	487	487
Smart Modular Technologies (Global), Inc. 8.250%, 8/26/17	242	220
Sorenson Communications, Inc. 0.000%, 10/31/14(11)	703	705
Spansion LLC 5.250%, 12/13/18	321	323
SRA International, Inc. 6.500%, 7/20/18	490	488
Vision Solutions, Inc. 0.000%, 7/23/16(11)	381	381
Wall Street Systems Holdings, Inc.
First Lien, 5.750%, 10/25/19	398	399
Second Lien, 9.250%, 10/25/20	407	411

		15,050

Materials—1.1%
Ameriforge Group, Inc.
First Lien, 5.000%, 12/19/19	219	219
Second Lien, 8.750%, 12/21/20	150	152
AZ Chem US, Inc. 0.000%, 12/22/17(11)	613	619
Fortescue Metals Group Ltd. 5.250%, 10/18/17	326	324
Houghton International, Inc. Holding Corp.
First Lien, 4.000%, 12/20/19	1,045	1,041
Second Lien, 9.250%, 12/21/20	630	646
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	1,317	1,294

10

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Materials—(continued)
Tronox Pigments B.V. 4.500%, 3/19/20	$235		$236

			4,531

Telecommunication Services—0.4%
Hawaiian Telcom Communications, Inc. 5.000%, 6/6/19	475		476
Integra Telecom Holdings, Inc. Tranche B, 5.250%, 2/22/19	654		656
Level 3 Financing, Inc.
Tranche B 2016, 4.750%, 2/1/16	66		67
Tranche B 2019, 5.250%, 8/1/19	244		245
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.) Second Lien 9.000%, 4/30/21	480		482

			1,926

Utilities—0.1%
Texas Competitive Electric Holdings Co. LLC 2017 Extended, 4.734%, 10/10/17	375		263

TOTAL LOAN AGREEMENTS (Identified Cost $62,497)			62,907

	SHARES		VALUE
PREFERRED STOCK—3.0%
Financials—2.9%
Ally Financial, Inc. Series A, 8.500%(2)	20,000	(14)	517
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	675,000	(14)	604
Banco do Brasil S.A. 144A 8.500%(2)(3)	600,000	(14)	645
Bank of America Corp. Series K, 8.000%(2)	375,000	(14)	418
Bank of America Corp. Series U, 5.20%(2)	330,000	(14)	312
Citigroup Capital XVII Series E 6.350%	44,460	(14)	1,115
Citigroup, Inc. Series D 5.35%(3)	321	(14)	305
Citigroup, Inc. Series D 5.350%(2)	1,210,000	(14)	1,139
Fifth Third Bancorp 5.10%(2)	775,000	(14)	734
General Electric Capital Corp. Series B 6.25%(2)	700,000	(14)	744
General Electric Capital Corp. Series C, 5.25%(2)	600,000	(14)	573
JPMorgan Chase & Co. Series 1 7.90%(2)	247,000	(14)	279
JPMorgan Chase & Co. Series Q 5.15%(2)	1,595,000	(14)	1,527
PNC Financial Services Group, Inc. (The) Series R 9.875%(2)	965,000	(14)	900
PNC Financial Services Group, Inc. Series K 4.4936%(2)	350,000	(14)	348

	SHARES		VALUE
Financials—(continued)
U.S. Bancorp Series G 6.00%(2)	22,600	(14)	$619
Wells Fargo & Co. Series K, 7.98%(2)	950,000	(14)	1,074
Zions Bancorp, Series C, ADR 9.500%	9,000		229

			12,082

Industrials—0.1%
Seaspan Corp. Series C, 9.50%	20,000		539

TOTAL PREFERRED STOCK (Identified Cost $12,413)			12,621

COMMON STOCKS—0.0%
Consumer Discretionary—0.0%
Mark IV Industries	446		16

Industrials—0.0%
Velo Holdings, Inc.(5)(6)	12,667		0

TOTAL COMMON STOCKS (Identified Cost $4)			16

TOTAL LONG TERM INVESTMENTS—99.6% (Identified cost $423,490)			422,667	(13)

SHORT-TERM INVESTMENTS—0.2%
Money Market Mutual Funds—0.2%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	863,377		863

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $863)			863

TOTAL INVESTMENTS—99.8% (Identified Cost $424,353)			423,530	(1)
Other assets and liabilities, net—0.2%			645

NET ASSETS—100.0%			$424,175

Abbreviations:

ADR	American Depositary Receipt
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2013.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $164,854 or 38.9% of net assets.

11

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Illiquid security.
(6)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(7)	No contractual maturity date
(8)	Interest payments may be deferred.
(9)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(10)	Issuer may elect not to pay interest causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the fund purchased this security.
(11)	This loan will settle after June 30, 2013, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(12)	Principal amount is adjusted pursuant to the change in the local inflation index.
(13)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.
(14)	Value shown as par value.

Foreign Currencies(report in thousands):

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

12

Virtus Multi-Sector Intermediate Bond Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	61%
Luxembourg	4
Brazil	3
Canada	3
Mexico	3
Turkey	2
Venezuela	2
Other	22

Total	100%

†	% of total investments as of June 30, 2013

13

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-backed Securities	$17,029	$—	$16,337	$692
Corporate Bonds	246,650	—	246,650	—	(1)
Foreign Government Securities	44,217	—	44,217	—
Loan Agreements	62,907	—	62,907	—
Mortgage-backed Securities	38,428	—	38,428	—
Municipal Bonds	799	—	799	—
Equity Securities:
Common Stocks	16	—	—	16
Preferred Stock	12,621	1,387	11,234	—
Short-Term Investments	863	863	—	—

Total Investments	$423,530	$2,250	$420,572	$708

(1)	Includes internally fair valued securities currently priced at $0.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Asset- Backed Securities	Corporate Bonds And Notes		Loan Agreements	Common Stocks
Balance as of September 30, 2012:	$76	$0	$13		$51	$12
Accrued discount/(premium)	—	—	—		—	—
Realized gain (loss)	1	—	—		1	—
Change in unrealized appreciation (depreciation)	546	4	592		(54)	4
Purchases	743	703	—		40	—
Sales(b)	(631)	(15)	(605)		(11)	—
Transfers into Level 3 (a)	—	—	—		—	—
Transfers from Level 3 (a)	(27)	—	—		(27)	—

Balance as of June 30, 2013	$708	$692	$0	(c)	$—	$16

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Includes internally fair valued security.

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITIES—0.2%
U.S. Treasury Note 0.250%, 4/30/14	$12,800		$12,808

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $12,796)			12,808

MUNICIPAL BONDS—0.1%
Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	5,868		5,949

Virginia—0.0%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	4,715		3,540

TOTAL MUNICIPAL BONDS (Identified Cost $10,213)			9,489

FOREIGN GOVERNMENT SECURITIES—8.3%
Argentine Republic
7.000%, 10/3/15	11,560		10,086
PIK Interest Capitalization 8.280%, 12/31/33	33,322		18,910
Bolivarian Republic of Venezuela
RegS 8.500%, 10/8/14(5)	20,840		20,788
RegS 5.750%, 2/26/16(5)	31,323		28,112
RegS 7.000%, 12/1/18(5)	8,350		6,993
Commonwealth of Australia Series 125 6.250%, 6/15/14	23,300	AUD	22,069
New South Wales Treasury Corp. Series 17 5.500%, 3/1/17	10,665	AUD	10,521
Commonwealth of Canada 2.000%, 3/1/14	103,515	CAD	99,005
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	40,545	NZD	33,130
Federative Republic of Brazil
12.500%, 1/5/16	92,159	BRL	43,987
12.500%, 1/5/22	11,730	BRL	6,151
Kingdom of Norway Treasury Bill, 0.000%, 12/18/13	134,200	NOK	21,940
Mongolia 144A 4.125%, 1/5/18(4)	11,000		10,285
Provincia de Neuquen 144A 7.875%, 4/26/21(4)	6,348		5,649
Republic of Colombia 12.000%, 10/22/15	27,535,000	COP	16,456
Republic of Indonesia Series FR-30, 10.750%, 5/15/16	132,050,000	IDR	14,782
Republic of Korea Treasury Bond, Series 1312, 3.000%, 12/10/13	36,776,000	KRW	32,255

	PAR VALUE		VALUE
Republic of Lithuania 144A 6.750%, 1/15/15(4)	$10,600		$11,295
Republic of Peru 144A 7.840%, 8/12/20(4)	50,140	PEN	20,743
Republic of Portugal Treasury Obligation 4.450%, 6/15/18	9,500	EUR	11,850
Republic of Serbia 144A 5.250%, 11/21/17(4)	8,900		8,722
Republic of South Africa Series R206, 7.500%, 1/15/14	310,470	ZAR	31,755
Republic of Turkey 9.000%, 3/5/14	62,360	TRY	32,656
Russian Federation
144A 3.250%, 4/4/17(4)	16,000		16,458
144A 7.850%, 3/10/18(4)	1,005,000	RUB	31,888
Series 6204 RUB, 7.500%, 3/15/18	740,650	RUB	23,247
RegS 7.500%, 3/31/30(3)(5)	1,490		1,745
State of Qatar 144A 3.125%, 1/20/17(4)	12,000		12,435
United Mexican States Series M, 6.000%, 6/18/15	1,096,623	MXN	87,184

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $736,222)			691,097

MORTGAGE-BACKED SECURITIES—21.8%
Agency—2.1%
FHLMC
6.000%, 8/1/34	650		714
4.000%, 8/1/42	12,027		12,581
FNMA
5.500%, 1/1/17	119		126
6.000%, 5/1/17	40		43
4.500%, 4/1/18	255		270
5.000%, 10/1/19	715		766
5.500%, 2/1/20	240		253
5.500%, 3/1/20	178		188
5.500%, 3/1/20	23		25
5.500%, 3/1/20	158		167
5.500%, 3/1/20	351		370
5.500%, 4/1/20	369		398
5.000%, 6/1/20	996		1,067
4.000%, 8/1/25	24,922		26,277
3.000%, 6/1/27	1,715		1,765
2.500%, 5/1/28	21,837		21,974
6.000%, 12/1/32	83		93
5.500%, 2/1/33	116		127
5.500%, 5/1/34	714		782
6.000%, 8/1/34	497		548
6.000%, 10/1/34	323		356
6.000%, 10/1/34	489		538

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Agency—(continued)
5.500%, 11/1/34	$835	$915
5.500%, 11/1/34	302	331
6.000%, 11/1/34	675	743
5.500%, 12/1/34	366	401
5.500%, 1/1/35	595	652
6.000%, 1/1/37	749	815
6.000%, 1/1/37	720	783
5.500%, 7/1/37	10	11
6.000%, 7/1/37	193	210
6.000%, 12/1/37	806	875
6.000%, 4/1/38	530	576
4.500%, 4/1/40	16,580	17,564
5.000%, 7/1/40	3,782	4,116
5.000%, 7/1/40	6,383	6,952
5.000%, 8/1/40	23,877	25,901
4.000%, 10/1/40	302	315
4.000%, 3/1/41	9,298	9,697
4.500%, 5/1/41	10,483	11,114
3.500%, 4/1/42	14,454	14,685
GNMA
6.500%, 7/15/31	16	17
6.500%, 8/15/31	46	52
6.500%, 11/15/31	32	36
6.500%, 2/15/32	25	29
6.500%, 4/15/32	58	66
6.500%, 4/15/32	58	66
2.586%, 4/16/54	9,710	10,266

		176,616

Non-Agency—19.7%
JPMorgan Mortgage Trust 06-A4, 3A1 5.290%, 6/25/36(3)	9,216	7,906
A10 Securitization LLC 13-1, A 144A 2.400%, 11/15/25(4)	4,925	4,881
ABN AMRO Mortgage Corp. 02-9, M 5.750%, 12/25/32	1,352	1,339
American General Mortgage Loan Trust 09-1, A7 144A 5.750%, 9/25/48(3)(4)	17,220	17,730
Americold LLC Trust 10-ARTA, A1 144A 3.847%, 1/14/29(4)	11,463	11,945
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.292%, 7/10/43(3)	10,916	11,467
Banc of America Alternative Loan Trust

	PAR VALUE	VALUE
Non-Agency—(continued)
03-2, CB3 5.750%, 4/25/33	$22,675	$ 24,529
03-10, 2A1 6.000%, 12/25/33	5,030	5,378
Banc of America Funding Corp. 04-4, 3A1 4.750%, 10/25/19	6,559	6,710
Banc of America Mortgage Securities, Inc.
04-11, 2A1 5.750%, 1/25/35	4,025	4,124
05-3, 2A2 5.500%, 3/25/35	1,229	1,229
05-3, 1A15 5.500%, 4/25/35	4,574	4,671
Bank of America (Merrill Lynch) - Deutsche Bank 12-OSI, A2FX 144A 3.352%, 4/13/29(4)	19,916	20,447
Bank of America Funding Corp.
04-B, 2A1 5.462%, 11/20/34(3)	1,409	1,390
06-2, 3A1 6.000%, 3/25/36	4,821	4,784
Bank of America Re-Remic Trust 12-CLRN, E 144A 3.393%, 8/15/17(3)(4)	7,500	7,547
Bayview Commercial Asset Trust
07-5A, A2 1.093%, 10/25/37(3)(4)	19,932	19,088
08-1, A2A 144A 1.190%, 1/25/38(3)(4)	18,577	18,277
08-1, A3 144A 1.690%, 1/25/38(3)(4)	29,970	26,657
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	3,125	3,115
Bear Stearns Adjustable Rate Mortgage Trust
03-9, 4A1 4.831%, 2/25/34(3)	13,064	13,024
04-10, 14A1 5.147%, 1/25/35(3)	2,872	2,829
05-8, A3 144A 5.145%, 8/25/35(3)(4)	1,189	1,212
Bear Stearns Alternate Loan Trust 05-4, 24A1 2.744%, 5/25/35(3)	20,626	20,362
Bear Stearns Asset Backed Securities Trust 03- AC4. A 5.500%, 9/25/33(3)	11,422	11,651
Bear Stearns Commercial Mortgage Securities, Inc.
06-T22, AM 5.766%, 4/12/38(3)	11,600	12,566
06-PW12, AM 5.941%, 9/11/38(3)	9,250	10,000
06-PW14, AM 5.243%, 12/11/38	10,000	10,892
05-PW10, AM 5.449%, 12/11/40(3)	14,200	15,181
04-PWR3, A4 4.715%, 2/11/41	5,662	5,724
06-PW13, AM 5.582%, 9/11/41(3)	3,272	3,574
04-PWR5, A5 4.978%, 7/11/42(3)	3,925	4,061
07- PW, R15 5.363%, 2/11/44	17,100	17,169
07- PW ,R17 5.694%, 6/11/50(3)	19,210	21,726
07-PW18, A4 5.700%, 6/11/50	16,950	19,245
07-PW18, AM 6.084%, 6/11/50(3)	12,400	13,793
Chase Mortgage Finance Corp. 07-A1, 1A1 2.858%, 2/25/37(3)	4,106	4,073

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Citicorp Mortgage Securities, Inc.
07-1,A1 5.500%, 1/25/22	$545	$547
REMIC 03-9, A24 5.500%, 10/25/33	18,128	18,432
03-11, 2A10 5.500%, 12/25/33	974	975
04-4, A6 5.500%, 6/25/34	4,225	4,409
Citicorp Residential Mortgage Securities, Inc. 07- 12,A6 5.991%, 6/25/37(3)	11,497	11,663
Citigroup - Deutsche Bank Commercial Mortgage Trust
05-CD1, AM 5.392%, 7/15/44(3)	6,410	6,833
06-CD2, A4 5.484%, 1/15/46(3)	2,659	2,874
07-CD4, A4 5.322%, 12/11/49	8,480	9,334
Citigroup Commercial Mortgage 2.110%, 1/1/18	6,551	6,561
Commercial Mortgage Pass-Through Certificates
07-C2, A3 5.542%, 1/15/49(3)	12,995	14,387
Countrywide Alternative Loan Trust
04-18CB, 1A1 6.000%, 9/25/34	16,718	17,323
04-36CBC, 2A1 5.500%, 2/25/35	9,580	9,029
Countrywide Home Loan Mortgage Pass-Through- Trust
02-35, 1A2 5.000%, 2/25/18	1,589	1,622
03-4, 1A15 5.500%, 4/25/33	3,041	3,170
03-28, A8 5.500%, 8/25/33	1,866	1,925
04-6, 1A2 2.685%, 5/25/34(3)	2,686	2,618
04-4, A6 5.500%, 5/25/34	1,749	1,805
Credit Suisse First Boston Mortgage Securities Corp.
03-27, 5A3 5.250%, 11/25/33	3,475	3,615
04-8, 7A1 6.000%, 12/25/34	9,931	10,265
03-CPN1, C 4.763%, 3/15/35	2,546	2,548
05-11, 8A10 5.500%, 12/25/35	3,903	4,020
04-CF2, 1M1 144A 5.250%, 1/25/43(3)(4)	3,625	3,942
13-IVR3, A2 3.000%, 5/25/43	6,313	6,187
Extended Stay America Trust
13-ESH7, A17 144A 2.295%, 12/5/31(4)	29,200	28,447
13-ESH7, A27 144A 2.958%, 12/5/31(4)	8,340	8,091
First Horizon Asset Securities, Inc. 06-1, 1A8 6.000%, 5/25/36	829	821
GMAC Commercial Mortgage Securities, Inc.
04-C2, A3 5.134%, 8/10/38	564	568
04-C3, A4 4.547%, 12/10/41	886	888
GMAC Mortgage Corp. Loan Trust
03-J7 5.500%, 11/25/33	2,676	2,758

	PAR VALUE	VALUE
Non-Agency—(continued)
04-AR1, 12A 3.268%, 6/25/34(3)	$11,087	$11,215
05-AR1, 5A 5.275%, 3/18/35(3)	5,341	5,292
Goldman Sachs Mortgage Securities Corp. II
07-EOP, G 144A 2.790%, 3/6/20(3)(4)	8,870	8,897
07-EOP, H 144A 3.300%, 3/6/20(3)(4)	6,238	6,274
11-ALF, B, 144A 3.215%, 2/10/21(4)	8,000	8,066
05-5F, 2A8 5.500%, 6/25/35	4,057	4,087
07-GG10, A4 5.982%, 8/10/45(3)	23,995	26,734
Greenwich Capital Commercial Funding Corp. 04- GG1, A7 5.317%, 6/10/36(3)	7,222	7,355
GSR Mortgage Loan Trust
04-15F, 2A2 5.000%, 12/25/34	4,132	4,239
05-AR4, 6A1 5.250%, 7/25/35(3)	9,964	9,814
07-1F, 2A2 5.500%, 1/25/37	966	908
Heller Financial Commercial Mortgage Asset 00- PH1, G, 144A 6.750%, 1/17/34(4)	2,172	2,277
JPMorgan Chase Commercial Mortgage Pass-Through-Certificates 04-C1, A3 4.719%, 1/15/38	5,303	5,371
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, A1 144A 3.300%, 8/5/32(4)	12,808	13,351
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	4,550	4,753
06-LDP7, AM 6.056%, 4/15/45(3)	22,312	24,514
06-LDP7, A4 6.056%, 4/15/45(3)	26,601	29,387
06-LDP9, A3 5.336%, 5/15/47	20,649	22,740
07-LDPX, AM 5.464%, 1/15/49(3)	19,209	19,224
07-LD12, A4 5.882%, 2/15/51(3)	8,029	9,052
JPMorgan Chase Commercial Mortgage SecuritiesTrust 09-IWST, A1, 144A 4.314%, 12/5/27(4)	13,572	14,374
JPMorgan Chase Mortgage Trust
03-A2, 3A1 2.115%, 11/25/33(3)	8,449	8,323
04-A4, 2A1 2.611%, 9/25/34(3)	6,296	6,288
05-A1, 4A1 4.534%, 2/25/35(3)	1,405	1,404
05-A2, 4A1 5.054%, 4/25/35(3)	1,825	1,799
05-A4, 3A1 2.351%, 7/25/35(3)	10,464	10,305
06-A6, 3A3L 5.179%, 10/25/36(3)	2,288	2,005
Lehman Brothers - UBS Commercial Mortgage Trust
04-C7, A6 4.786%, 10/15/29(3)	10,536	10,873
06-C3, AM 5.712%, 3/15/39(3)	7,615	8,247
06-C6, A4 5.372%, 9/15/39	13,750	15,124

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
07-C2, A2 5.303%, 2/15/40	$875	$876
07-C2, A3 5.430%, 2/15/40	7,825	8,582
07-C6, A2 5.845%, 7/15/40	5,282	5,268
07-C6, A4 5.858%, 7/15/40(3)	14,903	16,500
07-C7, A3 5.866%, 9/15/45(3)	14,155	15,773
MASTR Adjustable Rate Mortgages Trust 04- 12,3A1 2.835%, 11/25/34(3)	3,405	3,343
MASTR Alternative Loan Trust
04-7, 4A1 4.500%, 7/25/19	6,791	7,011
04-6, 7A1 6.000%, 7/25/34	8,695	8,929
04-6, 10A1 6.000%, 7/25/34	8,342	8,617
05-2, 2A1 6.000%, 1/25/35	4,946	4,999
05-2, 1A1 6.500%, 3/25/35	13,537	14,096
MASTR Asset Securitization Trust
04-6, 4A1 5.000%, 7/25/19	2,227	2,314
05-1, 1A1 5.000%, 5/25/20	1,595	1,648
Merrill Lynch Mortgage Investors, Inc. 98-C1, B 6.750%, 11/15/26(3)	10,000	11,110
Merrill Lynch Mortgage Trust
06-C1, AM 5.872%, 5/12/39(3)	7,520	8,174
04-KEY2, A3 4.615%, 8/12/39	1,749	1,749
Merrill Lynch/Countrywide Commercial Mortgage Trust
06-3, A4 5.414%, 7/12/46(3)	11,700	12,867
06-4, A3 5.172%, 12/12/49(3)	10,300	11,253
Morgan Stanley Capital I Trust
06-T23, AM 5.987%, 8/12/41(3)	10,575	11,596
06-IQ12, A4 5.332%, 12/15/43	14,865	16,358
07-IQ14, A4 5.692%, 4/15/49(3)	17,390	19,360
07-IQ14, AM 5.876%, 4/15/49(3)	13,883	13,964
07- LQ1, 4 5.877%, 4/15/49	5,000	5,227
07- LQ1, 6 5.809%, 12/12/49	22,735	25,654
Morgan Stanley Mortgage Loan Trust
04-2AR, 3A 2.299%, 2/25/34(3)	2,384	2,357
04-2AR, 4A 4.688%, 2/25/34(3)	2,609	2,620
Motel 6 Trust 12-MTLB, D 144A 3.781%, 10/5/25(4)	20,790	20,084
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(4)	13,892	14,625
04-R3, A1 144A 6.500%, 2/25/35(4)	5,664	5,920
Northstar Mortgage Trust 12-1 144A 1.393%, 8/25/29(3)(4)	5,637	5,620
ORES NPL LLC 12-LV1, A 144A 4.000%, 9/25/44(4)	5,906	5,902

	PAR VALUE	VALUE
Non-Agency—(continued)
Residential Accredit Loans, Inc.
03-QS6, A4 4.250%, 3/25/33	$3,976	$4,096
04-QS16, 1A5 5.500%, 12/25/34	764	767
Residential Asset Mortgage Products, Inc.
04-SL2, A3 7.000%, 10/25/31	3,781	4,060
04-SL1, A8 6.500%, 11/25/31	4,408	4,545
04-SL4, A3 6.500%, 7/25/32	2,332	2,413
Residential Asset Securitization Trust
13-LT2, A 144A 2.833%, 5/22/28(4)	18,377	18,320
03,A11, A9 5.750%, 11/25/33	4,227	4,448
04-A1 5.500%, 4/25/34	17,576	18,573
04-QS, 8 5.500%, 6/25/34	9,972	10,321
Residential Funding Mortgage Securities I, Inc.
06-S12, 1A1 5.500%, 12/25/21	2,841	2,950
05-S1, 1A2 5.500%, 2/25/35	2,750	2,755
06-S4, A2 6.000%, 4/25/36	1,527	1,430
Royal Bank of Scotland Group plc - Greenwich Capital Holdings, Inc. Mortgage Loan Trust 05- RP1, 2A 144A 3.234%, 3/25/34(3)(4)	3,236	3,165
S2 Hospitality LLC 12-LV1, A 144A 4.500%, 4/15/25(4)	3,762	3,757
SBA Tower Trust 144A 4.254%, 4/15/15(4)	13,535	14,010
SMA Issuer I LLC 12-LV1, A 144A 3.500%, 8/20/25(4)	9,880	9,924
Springleaf Loan Trust 09-1, A6, 144A 5.750%, 9/25/48(3)(4)	13,850	13,989
Springleaf Mortgage Loan Trust
11-1A, A1, 144A 4.050%, 9/25/41(3)(4)	6,337	6,547
12-3A, A 144A 1.570%, 12/25/59(3)(4)	5,495	5,522
Structured Adjustable Rate Mortgage Loan Trust
04-4, 3A2 2.593%, 4/25/34(3)	4,768	4,707
04-4, 3A4 2.593%, 4/25/34(3)	4,855	4,739
Structured Asset Securities Corp.
03-AL1, A 144A 3.357%, 4/25/31(4)	13,820	13,467
02-AL1, A3 3.450%, 2/25/32	6,485	6,396
03-33H, 1A1 5.500%, 10/25/33	5,865	6,011
04-21XS, 2A4A 4.900%, 12/25/34(3)	2,725	2,741
Structured Asset Securities Corp. Mortgage Pass- Through Certificates
03-14, 3A1 5.490%, 5/25/33(3)	2,454	2,512
03-21, 2A2 5.250%, 8/25/33	3,498	3,575
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.789%, 1/25/37(3)	1,652	1,605

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Timberstar Trust 06-1A, A, 144A 5.668%, 10/15/36(4)	$10,240	$11,457
Wachovia Bank Commercial Mortgage Trust
03-C8, 5 5.415%, 11/15/35(3)	5,500	5,577
04-C15, B 4.892%, 10/15/41	14,875	15,439
05-C20, AMFX 5.179%, 7/15/42(3)	11,936	12,711
06-C25, AM 5.919%, 5/15/43(3)	18,625	20,277
07-C30, A5 5.342%, 12/15/43	39,765	44,127
07-C30, AM 5.383%, 12/15/43	9,300	9,802
07-C31, A4 5.509%, 4/15/47	11,952	13,136
07-31, AM 5.591%, 4/15/47(3)	31,400	33,272
07-C32, A3 5.937%, 6/15/49(3)	17,577	19,656
07-C33, A5 6.122%, 2/15/51(3)	1,265	1,439
Washington Mutual Commercial Mortgage Securities Trust
06-SL1, A, 144A 5.423%, 11/23/43(3)(4)	10,340	10,181
07-SL3, A, 144A 6.098%, 3/23/45(3)(4)	2,696	2,732
Washington Mutual Mortgage Pass-Through Certificates
04-CB1, 5A 5.000%, 6/25/19	2,837	2,930
03-AR6, A1 2.441%, 6/25/33(3)	1,729	1,736
Wells Fargo Mortgage Backed Securities Trust
06-17, A1 5.500%, 11/25/21	367	372
03-G, A1 4.182%, 6/25/33(3)	2,057	2,042
03-J, 5A1 4.486%, 10/25/33(3)	969	960
04-4, A9 5.500%, 5/25/34	3,591	3,729
04-Z, 2A1 2.624%, 12/25/34(3)	12,390	12,321
04-CC, A1 2.619%, 1/25/35(3)	4,985	4,913
05-12, 1A1 5.500%, 11/25/35	8,792	8,895
05-14, 2A1 5.500%, 12/25/35	6,119	6,466
06-6, 1A15 5.750%, 5/25/36	874	864
06-16, A5 5.000%, 11/25/36	2,866	2,947
07-16, 1A1 6.000%, 12/28/37	10,293	10,710
07-AR10, 2A1 6.173%, 1/25/38(3)	6,678	6,531
WFDB Commercial Mortgage Trust 11,BXR, B, 144A 4.786%, 7/5/16(4)	15,000	15,157

		1,628,365

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,756,636)		1,804,981

ASSET-BACKED SECURITIES—14.9%
1st Financial Bank USA 10-C, B, 144A 5.190%, 9/17/18(4)	6,000	6,021

	PAR VALUE	VALUE
10-D, C, 144A 5.920%, 6/17/19(4)	$3,000	$3,041
AABS Ltd. 13-1, A 4.875%, 1/10/38(3)	12,150	12,332
AmeriCredit Automobile Receivables Trust
10-4, C 2.760%, 5/9/16	2,833	2,879
11-1, C 2.850%, 8/8/16	800	817
11-2, C 3.190%, 10/12/16	1,500	1,533
10-4, D 4.200%, 11/8/16	2,700	2,804
11-1, D 4.260%, 2/8/17	11,119	11,629
11-5, D 5.050%, 12/8/17	5,010	5,330
12-1, C 2.670%, 1/8/18	4,625	4,730
12-3, C 2.420%, 5/8/18	16,750	16,954
12-3, D 3.030%, 7/9/18	19,762	19,976
12-4, D 2.680%, 10/9/18	7,150	7,098
13-2, D 2.420%, 5/8/19	20,600	20,071
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(3)	2,768	2,854
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(3)	5,533	5,698
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A 144A 3.410%, 11/20/16(4)	12,848	13,454
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(4)	23,085	22,667
(AESOP) 13-1A, A 144A 1.920%, 9/20/19(4)	18,200	17,770
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(3)	12,578	13,529
Bayview Financial Mortgage-Pass-Through Trust
06-B, 1A2 5.800%, 4/28/36(3)	404	410
06-A, 1A2 5.483%, 2/28/41(3)	232	237
06-A, 1A4 6.087%, 2/28/41(3)	15,978	17,370
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(4)	11,358	11,322
Bush Truck Leasing LLC 11-44, A, 144A 5.000%, 9/25/18(4)	1,653	1,645
BXG Receivables Note Trust
10-A, A 144A 5.100%, 3/2/26(4)	3,775	3,928
12-A, A 144A 2.660%, 12/2/27(4)	7,494	7,388
California Republic Auto Receivables Trust
12-1, B 144A 1.760%, 1/16/18(4)	13,570	13,413
13-1, B 144A 2.240%, 1/15/19(4)	11,600	11,598
Capital Auto Receivables Asset Trust 13-1, C 1.740%, 10/22/18	5,425	5,322
CarMax Auto Owner Trust 12-1, B 1.760%, 8/15/17	6,190	6,265
CarNow Auto Receivables Trust 12-1A, B, 144A 3.240%, 3/15/16(4)	2,150	2,165

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
12-1A, C, 144A 4.940%, 3/15/16(4)	$3,750	$3,833
13-1A, B 144A 1.970%, 11/15/17(4)	4,570	4,524
13-1A,C 2.980%, 11/15/17(4)	7,244	7,168
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(4)	13,243	13,286
CFC LLC 13 - 1A, B 144A 2.750%, 11/15/18(4)	6,740	6,616
Cheesecake Factory Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(4)	24,025	23,997
CIT Equipment Collateral 12-VT1, D 144A 4.120%, 10/21/19(4)	10,000	10,002
Citicorp Residential Mortgage Securities, Inc.
07-1, A6 5.702%, 3/25/37(3)	4,557	4,747
07-2, A4 5.991%, 6/25/37(3)	7,000	6,877
07-2, A3 5.991%, 6/25/37(3)	7,045	7,156
CNH Equipment Trust
12-B, A4 1.160%, 6/15/20	10,000	9,987
12-B, B 1.780%, 6/15/20	4,000	3,993
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19	298	313
01-3, A4 6.910%, 5/1/33(3)	14,283	16,073
Countrywide Asset-Backed Certificates
04-10, AF6 4.485%, 12/25/34(3)	3,892	4,027
04-12, AF6 4.634%, 3/25/35(3)	2,048	2,107
05-12, 2A3 5.069%, 2/25/36(3)	3,732	3,878
Cronos Containers Program Ltd 12-2A, A 144A 3.810%, 9/18/27(4)	16,446	16,419
Direct Capital Funding IV LLC 13-1, D 144A 4.599%, 10/20/19(4)	3,555	3,555
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(4)	39,692	42,356
Drug Royalty LP
I 12-1, A2 144A 5.800%, 7/15/24(4)	5,221	5,360
II 12-1, A1 144A 4.277%, 1/15/25(3)(4)	5,156	5,234
II 12-1, A2 144A 4.474%, 1/15/25(4)	12,344	12,390
DSC Floorplan Master Owner Trust 11-1, A, 144A 3.910%, 3/15/16(4)	8,500	8,578
DT Auto Owner Trust
11-2A, C, 144A 3.050%, 2/16/16(4)	831	832
12-1A, C, 144A 3.380%, 10/16/17(4)	9,975	10,063
13-1A, C 144A 2.730%, 2/15/19(4)	17,775	17,755
Exeter Automobile Receivables Trust
12-1A, C 144A 5.270%, 10/16/17(4)	8,500	8,860
12-2A, C 144A 3.060%, 7/16/18(4)	8,050	8,065
13-1A, C 144A 3.520%, 2/15/19(4)	15,000	14,703

	PAR VALUE	VALUE
13-1A, D 144A 5.050%, 10/15/19(4)	$5,000	$4,881
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	13,454	13,447
Global Science Finance S.R.L. 13-1A, A 144A 2.980%, 4/17/28(4)	24,288	23,412
GMAC Mortgage Corp. Loan Trust 06-HLTV, A4 5.810%, 10/25/29	7,026	6,931
Great America Leasing Receivables 13-1, A4 144A 1.160%, 5/15/18(4)	2,085	2,062
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	15,704	15,521
GSAA Trust 05-1, AF4 5.442%, 11/25/34(3)	975	1,040
Harley-Davidson Motorcycle Trust 10-1, C 2.590%, 4/15/18	8,500	8,621
Hertz Vehicle Financing LLC
13-1A, A1 144A 1.120%, 8/25/17(4)	18,325	18,119
11-1A, A2 144A 3.290%, 3/25/18(4)	12,290	12,918
Huntington Auto Trust 12-2, R 144A 3.800%, 5/15/19(4)	84,141	3,629
Hyundai Auto Receivables Trust 12-B, C 1.950%, 10/15/18	10,000	10,142
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	4,653	4,680
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	1,406	1,453
Leaf II Receivables Funding LLC 12-1, D 144A 4.680%, 9/15/20(4)	5,859	5,779
Lehman Brothers Manufactured Housing Contract Trust 01-B, A3 4.350%, 4/15/40	6,256	6,555
Lehman XS Trust 05-5, 3A2B 5.420%, 11/25/35(3)	7,567	7,266
Marriott Vacation Club Owner Trust
12-1A, A 144A 2.510%, 5/20/30(4)	20,005	20,113
10-1A, A 144A 3.540%, 10/20/32(4)	994	1,022
10-1A, B 144A 4.520%, 10/20/32(4)	1,939	1,997
Master Credit Card Trust 12-2A, A 144A 0.780%, 4/21/17(4)	14,460	14,351
Miramax LLC 11-1A, A, 144A 6.250%, 10/20/21(4)	13,601	14,197
Nations Equipment Finance Funding I LLC
11-A, B, 144A 2.720%, 10/17/16(4)	3,500	3,570
13-1A, B 144A 3.818%, 5/20/21(4)	4,000	4,000
13-1A, C 144A 5.500%, 5/20/21(4)	7,833	7,529
New Century Home Equity Loan Trust 05-A, A4W 4.884%, 8/25/35(3)	18,712	17,459
Orange Lake Timeshare Trust

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
12-AA, A 144A 3.450%, 3/10/27(4)	$8,615	$8,852
12-AA, B, 144A 4.870%, 3/10/27(4)	811	828
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 4.959%, 11/25/35(3)	10,817	10,660
Rental Car Finance Corp. 11-1A, B1, 144A 4.380%, 2/25/16(4)	4,000	4,130
Residential Asset Mortgage Products, Inc. 03-RS8, AI7 5.015%, 9/25/33(3)	1,873	1,905
Residential Funding Mortgage Securities II Home Loan Trust
06-HI2, A3 5.790%, 2/25/36	7,225	7,361
06-H11, M1 6.010%, 2/25/36(3)	6,661	6,624
07-HI1, A3 5.720%, 3/25/37	19,913	19,776
Santander Drive Auto Receivables Trust
11-2, B 2.660%, 1/15/16	9,560	9,654
10-B, C 144A 3.020%, 10/17/16(4)	20,549	20,792
12-4, C 2.940%, 12/15/17	5,170	5,253
12-2, D 3.870%, 2/15/18	26,045	26,722
12-6, C 1.940%, 3/15/18	9,645	9,573
12-5, C 2.700%, 8/15/18	4,850	4,880
12-6, D 2.520%, 10/15/18	12,000	11,848
13-1, D 2.270%, 1/15/19	13,305	12,888
13-3, C 1.810%, 4/15/19	15,400	14,951
Sierra Timeshare Receivables Funding, LLC
07-2A, A1 144A 5.370%, 9/20/19(4)	1,126	1,142
10-3A, B 144A 4.440%, 11/20/25(4)	5,970	6,141
11-1A, B, 144A 4.230%, 4/20/26(4)	6,362	6,517
12-2A, B, 144A 3.420%, 3/20/29(4)	8,166	8,308
12-3A, A 144A 1.870%, 8/20/29(4)	3,392	3,400
13-1A, A 144A 1.590%, 11/20/29(4)	12,158	12,070
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(4)	18,076	18,105
SLM Corp.
12-B, A2, 144A 3.480%, 10/15/30(4)	12,000	12,537
12-C, A2 144A 3.310%, 10/15/46(4)	11,700	12,104
SNAAC Auto Receivables Trust 12-1A, A 144A 1.780%, 6/15/16(4)	1,246	1,251
Soundview Home Loan Trust 05-OPT4, 2A3 0.453%, 12/25/35(3)	22,834	22,519
Springleaf Loan Trust 10-1A, A1 144A 5.150%, 3/25/58(3)(4)	4,812	4,855
Structured Asset Investment Loan Trust 2005-He1 05-HE1, M1 0.663%, 7/25/35(3)	5,700	5,232
Structured Asset Securities Corp.

	PAR VALUE		VALUE
01-SB1, A2 3.375%, 8/25/31	$3,128		$3,073
05-S7, A2 144A 0.493%, 12/25/35(3)(4)	7,649		7,287
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(4)	6,941		7,153
12-AA, A 144A 2.000%, 9/20/29(4)	13,477		13,382
TAL Advantage I LLC
12-1A, A 144A 3.860%, 5/20/27(4)	14,980		15,051
13-1A, A 144A 2.830%, 2/22/38(4)	6,380		6,119
Terwin Mortgage Trust 04-15AL, A1 144A 5.775%, 7/25/34(3)(4)	7,672		7,675
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(4)	7,488		7,431
Trinity Rail Leasing LP 03-1A, A 144A 5.640%, 10/12/26(4)	4,909		5,406
Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41(4)	16,122		17,132
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/17(4)	25,329		26,605
Volvo Financial Equipment LLLC 13-1A, B 144A 1.240%, 8/15/19(4)	15,835		15,567
Wachovia Asset Securitization Issuance II LLC 07- HE2A, A 144A 0.323%, 7/25/37(3)(4)	13,148		11,126
Westgate Resorts LLC
12-2A, A 144A 3.000%, 1/20/25(4)	1,170		1,184
13-1A, A 144A 2.250%, 8/20/25(4)	13,826		13,847

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,229,789)			1,234,614

CORPORATE BONDS—36.5%
Consumer Discretionary—1.6%
Arcos Dorados Holdings, Inc. 144A 10.250%, 7/13/16(4)	14,225	BRL	6,487
Boyd Gaming Corp.
9.125%, 12/1/18	2,425		2,540
144A 9.000%, 7/1/20	5,350		5,450
CCO Holdings LLC 7.375%, 6/1/20	6,700		7,320
Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	2,775		3,067
Daimler Finance North America LLC
144A 2.625%, 9/15/16(4)	11,000		11,288
144A 1.875%, 1/11/18(4)	7,100		6,926
Dana Holding Corp. 6.500%, 2/15/19	3,973		4,246
Hyatt Hotels Corp. 3.875%, 8/15/16	7,000		7,376
Hyundai Motor Manufacturing 144A 4.500%, 4/15/15(4)	6,000		6,259

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
International Game Technology 7.500%, 6/15/19	$1,115	$1,290
KOC Holding AS 144A 3.500%, 4/24/20(4)	13,595	11,760
Lynx I Corp. 144A 5.375%, 4/15/21(4)	5,035	5,085
MGM Resorts International 6.750%, 10/1/20	6,500	6,744
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	4,885	5,105
ONO Finance II plc 144A 10.875%, 7/15/19(4)	1,035	1,082
Penn National Gaming, Inc. 8.750%, 8/15/19	6,615	7,277
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	4,135	4,114
ServiceMaster Co. 7.000%, 8/15/20	7,845	7,482
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(4)	20,955	19,750
Wyndham Worldwide Corp.
6.000%, 12/1/16	133	148
2.500%, 3/1/18	2,960	2,906

		133,702

Consumer Staples—0.4%
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(4)	20,949	20,085
Sigma Alimentos SA de CV 144A 5.625%, 4/14/18(4)	12,490	13,395

		33,480

Energy—4.1%
Afren plc 144A 11.500%, 2/1/16(4)	4,790	5,341
AK Transneft OJSC (Via Transcapitalinvest Ltd) 144A 8.700%, 8/7/18(4) (6)	5,000	5,887
Alta Mesa Holdings LP 9.625%, 10/15/18	8,150	8,496
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	7,271	7,816
CNOC Finance Ltd.
1.125%, 5/9/16	2,000	1,967
1.750%, 5/9/18	2,000	1,912
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	2,334	2,381
EP Energy LLC (Everest Acquisition Finance, Inc.) 6.875%, 5/1/19	4,000	4,300
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	4,529	4,778
Frontier Oil Corp. 6.875%, 11/15/18	2,550	2,748
Gazprom OAO (Gaz Capital SA)
144A 4.950%, 5/23/16(4)(6)	5,000	5,192
144A 6.212%, 11/22/16(4)	10,405	11,258
144A 8.146%, 4/11/18(4)	2,880	3,298

	PAR VALUE	VALUE
Energy—(continued)
144A 6.510%, 3/7/22(4)(6)	$3,235	$3,421
Hercules Offshore, Inc. 144A 7.125%, 4/1/17(4)	7,250	7,739
Kinder Morgan Energy Partners LP 6.850%, 2/15/20	2,545	3,029
Korea National Oil Corp.
144A 5.375%, 7/30/14(4)	4,345	4,517
144A 2.875%, 11/9/15(4)	5,000	5,112
Linn Energy LLC (Linn Energy Finance Corp.) 144A 6.250%, 11/1/19(4)	12,500	11,969
Lukoil International Finance BV 144A 6.375%, 11/5/14(4)	4,900	5,186
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(4)	7,500	7,745
MIE Holdings Corp. 144A 9.750%, 5/12/16(4)	2,985	3,104
OGX Austria GmbH 144A 8.500%, 6/1/18(4)	8,000	2,600
OJSC AK Transneft (TransCapitalInvest Ltd.) 144A 5.670%, 3/5/14(4)	5,715	5,858
Petrobras International Finance Co.
3.875%, 1/27/16	12,430	12,787
3.500%, 2/6/17	2,000	1,991
Petroleos de Venezuela SA
RegS 8.000%, 11/17/13(5)	10,000	10,025
Series 2014 4.900%, 10/28/14	16,540	15,548
RegS 8.500%, 11/2/17(5)	80,300	73,776
Plains Exploration & Production Co. 6.500%, 11/15/20	13,200	14,006
Pride International, Inc. 8.500%, 6/15/19	4,065	5,168
QGOG Constellation S.A. 144A 6.250%, 11/9/19(4)	7,925	7,786
Quicksilver Resources, Inc.
7.125%, 4/1/16	3,190	2,823
144A 11.000%, 7/1/21(4)	1,665	1,482
Rosneft Oil Co. ( Rosneft International Finance Ltd.) 144A 3.149%, 3/6/17(4)(6)	10,800	10,638
Sabine Pass Liquefaction LLC 144A 5.625%, 2/1/21(4)	8,000	7,780
Sinopec Capital 2013 Ltd.
144A 1.250%, 4/24/16(4)	12,000	11,869
144A 1.875%, 4/24/18(4)	11,750	11,279
TNK-BP Finance SA RegS 7.500%, 7/18/16(5)	13,235	14,674
Venoco, Inc. 8.875%, 2/15/19	5,675	5,561
Weatherford International Ltd. 9.625%, 3/1/19	4,110	5,194

		338,041

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—17.3%
Abbey National Treasury Services plc 144A 3.875%, 11/10/14(4)	$11,599		$11,943
ABN AMRO Bank N.V.
144A 3.000%, 1/31/14(4)	9,000		9,108
144A 4.250%, 2/2/17(4)	4,425		4,718
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(4)	5,290		5,462
Air Lease Corp. 4.750%, 3/1/20	18,185		17,549
Aircastle Ltd. 6.250%, 12/1/19	10,400		10,855
Akbank TAS
144A 5.125%, 7/22/15(4)	8,900		9,212
144A 3.875%, 10/24/17(4)	6,150		5,942
144A 7.500%, 2/5/18(4)	12,140	TRY	5,780
Alfa Bank OJSC (Alfa Bond Issuance plc) RegS 7.875%, 9/25/17(5)(6)	19,275		20,551
Allstate Corp. 6.125%, 5/15/37(3)	4,730		5,082
American International Group, Inc.
2.375%, 8/24/15	5,825		5,916
4.875%, 9/15/16	8,850		9,692
American Tower Trust I 144A 1.551%, 3/15/18(4)	6,900		6,778
Anglo American Capital plc 144A 9.375%, 4/8/19(4)	1,950		2,459
Associated Banc Corp. 5.125%, 3/28/16	8,635		9,294
Assurant, Inc. 5.625%, 2/15/14	4,060		4,174
Banco Bilbao Vizcaya Argentaria U.S. Senior S.A.U
3.250%, 5/16/14	4,000		4,036
4.664%, 10/9/15	15,000		15,450
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 4.500%, 3/10/16(4)	5,000		5,188
Banco Bradesco SA
144A 4.125%, 5/16/16(4)	7,000		7,210
144A 4.500%, 1/12/17(4)	13,000		13,520
Banco Continental SA Via Continental Senior Trustees II Cayman Ltd. 144A 5.750%, 1/18/17(4)(6)	10,000		10,575
Banco de Credito del Peru 144A 4.750%, 3/16/16(4)	14,800		15,299
Banco de Credito e Inversiones 144A 3.000%, 9/13/17(4)	3,775		3,699
Banco Santander Brasil SA
144A 4.500%, 4/6/15(4)	17,500		17,588
144A 8.000%, 3/18/16(4)	28,335	BRL	11,683
144A 4.625%, 2/13/17(4)	9,300		9,440

	PAR VALUE	VALUE
Financials—(continued)
Banco Santander Chile
144A 3.750%, 9/22/15(4)	$5,575	$5,731
144A 2.150%, 6/7/18(3)(4)	5,300	5,288
Banco Votorantim SA 144A 5.250%, 2/11/16(4)	10,500	10,763
Bangkok Bank plc 144A 2.750%, 3/27/18(4)	16,550	16,246
Bank of America Corp. 5.490%, 3/15/19	2,868	3,091
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)	5,810	5,926
Bank of India
144A 3.250%, 4/18/18(4)	24,470	22,916
144A 3.625%, 9/21/18(4)	20,380	19,125
Barclays Bank plc
5.200%, 7/10/14	1,610	1,679
144A 6.050%, 12/4/17(4)	13,130	14,198
144A 5.926%(3)(4)(7)(8)	3,773	3,698
BBVA Banco Continental SA 144A 3.250%, 4/8/18(4)	8,270	8,043
BioMed Realty LP 3.850%, 4/15/16	9,375	9,829
Capital One Financial Corp. 6.150%, 9/1/16	5,364	5,985
Chubb Corp. (The) 6.375%, 3/29/67(3)	8,205	8,779
Citigroup, Inc.
0.544%, 6/9/16(3)	3,400	3,281
5.500%, 2/15/17	15,460	16,902
CNA Financial Corp. 5.850%, 12/15/14	7,575	8,057
CNH Capital LLC 144A 3.625%, 4/15/18(4)	20,225	19,315
Comerica Bank
Series A1 5.700%, 6/1/14	1,900	1,981
4.800%, 5/1/15	1,828	1,938
5.750%, 11/21/16	5,940	6,755
Corporacion Andina de Fomento 3.750%, 1/15/16	11,785	12,439
Countrywide Financial Corp. 6.250%, 5/15/16	9,110	9,933
Danske Bank A/S 144A 3.875%, 4/14/16(4)	8,000	8,378
Deutsche Bank Financial LLC 5.375%, 3/2/15	2,933	3,102
Discover Bank 8.700%, 11/18/19	1,750	2,235
DNB Bank ASA 144A 3.200%, 4/3/17(4)	24,700	25,565
E*TRADE Financial Corp. 6.375%, 11/15/19	10,155	10,358
Fifth Third Bancorp 4.500%, 6/1/18	6,745	7,261
Fifth Third Bank 4.750%, 2/1/15	750	790
First Tennessee Bank N.A. 5.650%, 4/1/16	15,664	16,986
Ford Motor Credit Co. LLC 4.207%, 4/15/16	10,000	10,445
General Electric Capital Corp. 0.653%, 5/5/26(3)	8,000	7,368
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)	17,940	18,478
Genworth Financial, Inc. 7.625%, 9/24/21	5,125	5,953

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(3)(4)	$10,345	$9,828
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17	6,000	6,501
7.500%, 2/15/19	2,451	2,910
Hana Bank
144A 4.500%, 10/30/15(4)	11,000	11,640
144A 3.500%, 10/25/17(4)	5,535	5,597
HBOS plc 144A 6.750%, 5/21/18(4)	685	725
HCP, Inc.
3.750%, 2/1/16	8,000	8,422
3.750%, 2/1/19	4,940	5,067
Health Care REIT, Inc.
4.700%, 9/15/17	8,565	9,304
4.125%, 4/1/19	4,100	4,287
Healthcare Realty Trust, Inc. 6.500%, 1/17/17	3,000	3,353
Hertz Corp. (The)
144A 4.250%, 4/1/18(4)	3,030	2,969
5.875%, 10/15/20	9,420	9,750
Huntington Bancshares, Inc. 7.000%, 12/15/20	1,025	1,222
Huntington National Bank (The) 4.900%, 1/15/14	1,400	1,416
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(3)(4)(7)(8)	13,210	13,705
Hyundai Capital Services, Inc.
144A 6.000%, 5/5/15(4)	4,975	5,342
144A 3.750%, 4/6/16(4)	500	519
144A 4.375%, 7/27/16(4)	1,500	1,590
144A 3.500%, 9/13/17(4)	8,000	8,143
144A 2.125%, 10/2/17(4)	2,940	2,841
ICICI Bank RegS 4.700%, 2/21/18(5)	13,000	13,042
ING Bank NV
144A 2.375%, 6/9/14(4)	5,000	5,068
144A 1.375%, 3/7/16(4)	9,000	8,892
ING U.S., Inc. 144A 2.900%, 2/15/18(4)	22,250	22,354
International Lease Finance Corp.
3.875%, 4/15/18	12,360	11,618
5.875%, 4/1/19	5,800	5,858
Intesa San Paolo SpA 3.125%, 1/15/16	12,190	11,984
iStar Financial, Inc. 4.875%, 7/1/18	12,250	11,546
Jefferies Group, Inc. 5.125%, 4/13/18	6,541	6,835
JPMorgan Chase & Co. 6.125%, 6/27/17	8,850	9,980
Kazkommerts Bank International BV 144A 7.875%, 4/7/14(4)	4,135	4,176

	PAR VALUE		VALUE
Financials—(continued)
Kazkommertsbank JSC RegS 8.000%, 11/3/15(5)	$1,000		$1,004
KeyBank N.A.
5.800%, 7/1/14	1,450		1,516
7.413%, 5/6/15	3,000		3,312
4.950%, 9/15/15	1,295		1,395
Korea Development Bank
4.375%, 8/10/15	2,525		2,659
3.875%, 5/4/17	7,000		7,189
3.500%, 8/22/17	9,750		9,949
Legg Mason, Inc. 5.500%, 5/21/19	13,868		14,283
Level 3 Financing, Inc. 7.000%, 6/1/20	4,065		4,075
Lincoln National Corp.
8.750%, 7/1/19	2,340		2,999
6.050%, 4/20/67(3)(8)	2,885		2,826
Lukoil International Finance Bv 144A 3.416%, 4/24/18(4)	6,000		5,835
Macquarie Bank Ltd. 144A 3.450%, 7/27/15(4)	7,920		8,207
Manufacturers & Traders Trust Co. 5.629%, 12/1/21(3)	5,000		5,141
MetLife, Inc. 6.750%, 6/1/16	910		1,041
Metropolitan Life Global Funding I 144A 1.700%, 6/29/15(4)	13,770		13,984
Morgan Stanley
5.550%, 4/27/17	10,200		11,031
144A 10.090%, 5/3/17(4)	22,595	BRL	10,025
Nordea Bank AB 144A 2.125%, 1/14/14(4)	5,000		5,045
ORIX Corp. 5.000%, 1/12/16	5,228		5,543
Penske Truck Leasing Co. LP (PTL Finance Corp.) 144A 2.875%, 7/17/18(4)	8,505		8,586
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(6)	14,800		14,578
PNC Funding Corp. 5.625%, 2/1/17	3,130		3,472
Progressive Corp. (The) 6.700%, 6/15/37(3)	2,740		2,959
Prudential Financial, Inc.
4.750%, 9/17/15	4,770		5,132
8.875%, 6/15/38(3)(8)	11,200		13,440
QBE Insurance Group Ltd. 144A 2.400%, 5/1/18(4)	7,750		7,595
Regions Bank 7.500%, 5/15/18	12,001		14,028
Regions Financial Corp. 5.750%, 6/15/15	2,535		2,735
Royal Bank of Scotland Group plc (The) 6.400%, 10/21/19	3,130		3,476
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 6.299%, 5/15/17(4)	2,905		3,083

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
(RSHB Capital SA) 144A 5.298%, 12/27/17(4)	$18,055	$18,422
Ryder System, Inc. 2.500%, 3/1/17	11,980	12,020
Santander Holdings USA, Inc. 3.000%, 9/24/15	980	1,005
Santander U.S. Debt S.A.U.
144A 3.724%, 1/20/15(4)	8,100	8,175
Unipersonal 144A 3.781%, 10/7/15(4)	8,000	8,153
SBA Tower Trust 144A 2.933%, 12/15/17(4)	13,275	13,393
Sberbank of Russia (Sberbank CapItal SA)
144A 4.950%, 2/7/17(4)(6)	35,165	36,378
144A 5.125%, 10/29/22(4)(6)	9,170	8,597
Senior Housing Properties Trust 4.300%, 1/15/16	6,875	7,125
Shinhan Bank
144A 4.375%, 7/27/17(4)	11,700	12,279
144A 1.875%, 7/30/18(4)	1,000	934
Skandinaviska Enskilda Banken AB 144A 1.750%, 3/19/18(4)	6,775	6,586
SLM Corp. 4.625%, 9/25/17	24,805	24,495
Societe Generale S.A.
144A 3.100%, 9/14/15(4)	2,900	2,989
144A 3.500%, 1/15/16(4)	6,895	7,154
144A 5.922%(3)(4)(7)(8)	6,800	6,424
Spansion LLC 7.875%, 11/15/17	2,955	3,044
State Street Corp. 4.956%, 3/15/18(8)	5,000	5,507
SunTrust Bank, Inc.
6.000%, 9/11/17	4,925	5,646
5.450%, 12/1/17	3,750	4,173
Svenska Handelsbanken AB 3.125%, 7/12/16	10,000	10,500
Swedbank AB 144A 1.750%, 3/12/18(4)	19,200	18,648
Telecom Italia Capital SA
6.175%, 6/18/14	3,184	3,295
7.175%, 6/18/19	2,395	2,664
TMK OAO (TMK Capital SA) 144A 6.750%, 4/3/20(4)(6)	12,135	11,255
Turkiye Garanti Bankasi AS 144A 4.000%, 9/13/17(4)	12,500	12,188
Turkiye Is Bankasi
144A 3.875%, 11/7/17(4)	16,700	16,283
144A 3.750%, 10/10/18(4)	12,630	11,872
Turkiye Vakiflar Bankasi Tao
144A 5.750%, 4/24/17(4)	14,000	14,518
144A 3.750%, 4/15/18(4)	4,000	3,760
Unum Group 7.125%, 9/30/16	6,620	7,655
Ventas Realty LP (Ventas Capital Corp.)

	PAR VALUE	VALUE
Financials—(continued)
4.000%, 4/30/19	$7,100	$7,380
2.700%, 4/1/20	2,948	2,785
Vnesheconombank (VEB Finance plc)
144A 5.375%, 2/13/17(4)	12,915	13,415
144A 5.450%, 11/22/17(4)(6)	3,500	3,640
VTB Bank OJSC (VTB Capital SA)
144A 6.465%, 3/4/15(4)(6)	15,900	16,722
144A 6.000%, 4/12/17(4)(6)	16,175	16,822
Wachovia Corp. 5.625%, 10/15/16	2,500	2,809
Webster Financial Corp. 5.125%, 4/15/14	2,500	2,544
Wells Fargo & Co. 5.125%, 9/15/16	5,000	5,525
Willis Group Holdings plc 4.125%, 3/15/16	6,000	6,280
Willis North America, Inc. 6.200%, 3/28/17	4,960	5,522
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(4)	18,650	16,738
Zions Bancorp
5.650%, 5/15/14	1,775	1,851
4.500%, 3/27/17	8,120	8,585

		1,435,402

Health Care—1.0%
Alere, Inc. 144A 6.500%, 6/15/20(4)	6,175	6,013
Community Health Systems, Inc. (CHS) 5.125%, 8/15/18	9,320	9,483
Express Scripts Holding Co. 3.500%, 11/15/16	10,000	10,613
HCA, Inc. 6.500%, 2/15/20	23,035	24,979
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	3,810	3,991
Symbion, Inc. 8.000%, 6/15/16	6,517	6,810
Tenet Healthcare Corp. 4.750%, 6/1/20	9,275	8,939
U.S. Oncology, Inc. 0.000%, 2/16/49(10)(11)	1,263	0
Valeant Pharmaceuticals International, Inc. Escrow Corp. 144A 6.750%, 8/15/18(4)	8,590	8,815
Vanguard Health Holding Co. II, LLC (Vanguard Holding Co. II, Inc.) 7.750%, 2/1/19	3,212	3,421
Zoetis, Inc. 144A 1.875%, 2/1/18(4)	1,975	1,933

		84,997

Industrials—6.1%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	7,416	7,194
Air Canada Pass-Through-Trust 13-1B 144A 5.375%, 5/15/21(4)	9,855	9,830
America West Airlines Pass-Through-Trust
98-1, A 6.870%, 1/2/17	2,197	2,318
99-1, G 7.930%, 1/2/19	9,643	10,318

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Industrials—(continued)
00-1, G 8.057%, 7/2/20	$9,170		$10,179
01-1, G 7.100%, 4/2/21	40,654		42,687
American Airlines Pass-Through-Trust 13-1, A 144A 4.000%, 7/15/25(4)	7,721		7,296
American Honda Finance Corp. 144A 6.700%, 10/1/13(4)	4,850		4,923
Atlas Air Pass-Through-Trust
98-1, A 7.380%, 1/2/18	8,341		8,632
99-1, A1 7.200%, 1/2/19	2,051		2,143
00-1, A 8.707%, 1/2/19	5,162		5,500
Avis Budget Car Rental LLC 144A 4.875%, 11/15/17(4)	13,470		13,605
AWAS Aviation Capital Ltd. 144A 7.000%, 10/17/16(4)	9,846		10,289
British Airways plc 144A 5.625%, 6/20/20(4)	8,863		8,897
Continental Airlines Pass-Through-Trust
98-1, A 6.648%, 9/15/17	4,298		4,534
97-4, A 6.900%, 1/2/18	5,212		5,473
99-1, A 6.545%, 2/2/19	11,374		12,654
09-2, A 7.250%, 11/10/19	788		922
99-2, C2 6.236%, 3/15/20	14,752		16,375
00-1, A1 8.048%, 11/1/20	7,432		8,324
01-1, A1 6.703%, 6/15/21	13,467		14,342
Delta Air Lines Pass-Through-Trust
11-1, A 5.300%, 4/15/19	10,188		10,952
09-1, A 7.750%, 12/17/19	3,206		3,727
12-1A, 1A 4.750%, 5/7/20	30,126		31,482
Deluxe Corp.
7.000%, 3/15/19	7,490		7,939
6.000%, 11/15/20	2,950		3,068
HD Supply, Inc.
8.125%, 4/15/19	2,935		3,229
144A 7.500%, 7/15/20(4)	7,675		7,790
Hellenic Railways 5.460%, 1/30/14	16,710	EUR	20,554
IPIC GMTN Ltd. RegS 3.750%, 3/1/17(5)	14,800		15,422
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	8,570		9,213
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	22,103		23,540
Odebrecht Finance Ltd. 144A 8.250%, 4/25/18(4)	12,850	BRL	5,152
Rexel SA 144A 5.250%, 6/15/20(4)	15,970		16,010
Sappi Papier Holding GmbH
144A 7.750%, 7/15/17(4)	12,830		13,600

	PAR VALUE	VALUE
Industrials—(continued)
144A 8.375%, 6/15/19(4)	$7,770	$8,226
Spirit Aerosystems, Inc. 7.500%, 10/1/17	6,330	6,646
Toledo Edison Co. (The) 7.250%, 5/1/20	1,201	1,486
Transnet SOC Ltd. 144A 4.500%, 2/10/16(4)	9,000	9,224
U.S. Airways Pass-Through-Trust
98-1 6.850%, 1/30/18	5,108	5,312
01-1G 7.076%, 3/20/21	25,415	27,131
12-1A 5.900%, 10/1/24	11,479	12,053
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17	26,376	30,332
07-01A 6.636%, 7/2/22	11,434	12,234
11-1 A 7.125%, 10/22/23	7,571	8,555
United Rentals North America, Inc. 5.750%, 7/15/18	7,895	8,329

		507,641

Information Technology—0.9%
Avaya, Inc. 144A 7.000%, 4/1/19(4)	2,935	2,663
Ceridian Corp. 144A 11.000%, 3/15/21(4)	280	311
Digicel Ltd. 144A 8.250%, 9/1/17(4)	7,886	8,241
Dun & Bradstreet Corp. (The) 3.250%, 12/1/17	16,800	16,916
EarthLink, Inc.
8.875%, 5/15/19	4,100	4,008
144A 7.375%, 6/1/20(4)	7,770	7,498
Equinix, Inc. 4.875%, 4/1/20	8,062	7,941
Fidelity National Financial, Inc. 6.600%, 5/15/17	6,475	7,175
First Data Corp. 11.250%, 3/31/16	15,454	15,184
MDC-GMTN B.V. 144A 3.750%, 4/20/16(4)	4,000	4,226
Tech Data Corp. 3.750%, 9/21/17	790	802

		74,965

Materials—2.8%
Allegheny Technologies, Inc. 9.375%, 6/1/19	7,245	8,937
Ardagh Packaging Finance plc (Ardagh Packaging Holdings, Inc.) 144A 7.375%, 10/15/17(4)	8,145	8,725
Calumet Specialty Products Partners LP 9.375%, 5/1/19	8,441	9,074
Cemex SAB de CV 144A 9.500%, 6/15/18(4)	9,754	10,583
CRH America, Inc.
4.125%, 1/15/16	4,000	4,207
8.125%, 7/15/18	4,770	5,802
EuroChem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(4)(6)	11,920	11,771

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Materials—(continued)
FMG Resources Property Ltd.
144A 6.000%, 4/1/17(4)	$2,485	$2,429
144A 8.250%, 11/1/19(4)	8,600	8,901
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	1,950	2,057
Hexion Corp.
144A 8.875%, 2/1/18(4)	14,485	14,847
6.625%, 4/15/20	3,540	3,549
144A 6.625%, 4/15/20(4)	10,605	10,632
Huntsman International LLC 4.875%, 11/15/20	3,910	3,881
International Paper Co. 9.375%, 5/15/19	5,330	6,964
JMC Steel Group 144A 8.250%, 3/15/18(4)	6,030	5,924
Korea Resources Corp 144A 2.125%, 5/2/18(4)	14,800	13,952
Methanex Corp. 3.250%, 12/15/19	10,800	10,450
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	16,010	16,050
Reynolds Group Issuer, Inc. 5.750%, 10/15/20	12,945	13,074
Reynolds Group Issuer, Inc. (Reynolds Group Issuer LLC) 9.875%, 8/15/19	2,580	2,774
Sealed Air Corp. 144A 6.500%, 12/1/20(4)	2,355	2,496
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(4)(6)	5,975	6,174
Sinopec Group Overseas Development Ltd. 144A 2.750%, 5/17/17(4)	10,000	10,051
Tronox Finance LLC 144A 6.375%, 8/15/20(4)	10,840	10,271
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(4)	12,755	11,671
Vedanta Resources plc
144A 9.500%, 7/18/18(4)	13,090	14,366
144A 6.000%, 1/31/19(4)	6,000	5,730

		235,342

Telecommunication Services—1.2%
America Movil SAB de CV 2.375%, 9/8/16	11,000	11,143
Crown Castle Towers LLC
144A 4.523%, 1/15/15(4)	4,925	5,154
144A 3.214%, 8/15/15(4)	4,950	5,095
144A 5.495%, 1/15/17(4)	5,915	6,499
France Telecom SA 2.750%, 9/14/16	1,000	1,025
Frontier Communications Corp. 7.125%, 3/15/19	12,200	12,902
Intelsat Luxembourg SA 144A 7.750%, 6/1/21(4)	8,000	8,110
Sprint Nextel Corp. 6.000%, 12/1/16	7,550	7,984
Telefonica Emisiones SAU
6.421%, 6/20/16	7,500	8,234
3.192%, 4/27/18	2,805	2,716

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Wind Acquisition Finance S.A.
144A 11.750%, 7/15/17(4)	$6,425	$6,714
144A 7.250%, 2/15/18(4)	7,000	7,088
Windstream Corp. 7.750%, 10/15/20	12,125	12,610

		95,274

Utilities—1.1%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(4)	13,930	13,582
AmeriGas Partners LP (AmeriGas Finance Corp.)
6.250%, 8/20/19	5,670	5,727
6.750%, 5/20/20	4,000	4,160
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)	10,875	11,365
Enel Finance International N.V. 144A 3.875%, 10/7/14(4)	2,000	2,048
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(4)	14,735	15,140
Korea Electric Power Corp. 144A 5.500%, 7/21/14(4)	3,420	3,558
Korea Gas Corp. 144A 6.000%, 7/15/14(4)	2,000	2,088
Korea Hydro & Nuclear Power Co., Ltd. 144A 3.125%, 9/16/15(4)	1,000	1,030
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(4)	9,800	9,784
NRG Energy, Inc.
7.625%, 1/15/18	1,485	1,596
8.500%, 6/15/19	6,050	6,496
PPL WEM Holdings plc 144A 3.900%, 5/1/16(4)	5,495	5,742
State Grid Overseas Investment Ltd. 144A 1.750%, 5/22/18(4)	5,000	4,790
TransAlta Corp. 4.750%, 1/15/15	2,220	2,320

		89,426

TOTAL CORPORATE BONDS (Identified Cost $3,005,505)		3,028,270

LOAN AGREEMENTS(3)—16.8%
Consumer Discretionary—4.2%
Acosta, Inc. 0.000%, 3/2/18(12)	7,980	8,043
Acquisitions Cogeco Cable II L.P. (Atlantic Broadband (Penn) Holdings, Inc.) Tranche B, 3.250%, 11/30/19	4,059	4,049
Affinia Group, Inc. Tranche B-2, 4.750%, 4/25/20	4,660	4,654

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Consumer Discretionary—(continued)
Allison Transmission, Inc. Tranche B-3, 4.250%, 8/23/19	$7,697		$7,733
Boyd Gaming Corp. 6.000%, 12/17/15	4,625		4,646
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-4, 9.500%, 10/31/16	5,920		5,910
Tranche B-6, 5.443%, 1/28/18	8,164		7,237
Charter Communications Operations LLC
0.000%, 4/10/20(12)	9,577		9,481
Tranche F, 3.000%, 12/31/20	5,710		5,672
Chrysler Group LLC Tranche B, 4.250%, 5/24/17	8,232		8,276
Clear Channel Communications, Inc. Tranche B, 3.845%, 1/29/16	9,000		8,241
CSC Holdings, Inc. Tranche B, 2.695%, 4/17/20	10,663		10,563
Cumulus Media Holdings, Inc. First Lien, 4.500%, 9/17/18	9,448		9,481
Entercom Radio LLC Tranche B-1, 5.000%, 11/23/18	5,426		5,489
Estado de Santa Catarina 0.000%, 12/27/22(12)	15,000		15,075
Fram Group Holdings, Inc. (Prestone Holdings, Inc.) First Lien, 6.500%, 7/29/17	4,808		4,775
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16	2,839	CAD	2,698
Getty Images, Inc. 0.000%, 10/18/19(12)	13,350		13,222
Hubbard Radio LLC Tranche 1, 4.500%, 4/29/19	4,679		4,702
Landry’s, Inc. Tranche B, 4.750%, 4/24/18	10,708		10,757
MGM Resorts International (MGM Grand Detroit LLC) Tranche B, 3.500%, 12/20/19	7,225		7,194
Neiman Marcus Group, Inc. (The) 4.000%, 5/16/18	5,402		5,393
Nine Entertainment Group Ltd. (PBL Media Group Limited) Tranche B, 3.500%, 2/5/20	14,265		14,212
Penn National Gaming, Inc. Tranche B, 3.750%, 7/16/18	10,957		11,021
PVH Corp. (Phillips-Van Heusen Corp.) Tranche B, 3.250%, 2/13/20	3,387		3,388
Radio One, Inc. 7.500%, 3/31/16	1,884		1,929
Scientific Games International, Inc. 0.000%, 5/22/20(12)	15,445		15,296
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International LLC) Tranche B, 3.500%, 5/14/20	2,845		2,841
Seminole Tribe of Florida 0.000%, 4/29/20(12)	15,949		15,936
ServiceMaster Co. (The)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Tranche C, 4.250%, 1/31/17	$3,980	$3,939
Tranche B, 4.450%, 1/31/17	4,211	4,178
Seven Sea Cruises S. DE R.L. Tranche B-1, 4.750%, 12/21/18	5,128	5,160
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	2,243	2,251
SRAM LLC First Lien, 4.000%, 4/10/20	2,120	2,102
Station Casinos LLC Tranche B, 5.000%, 3/2/20	12,537	12,552
TI Group Auto Systems LLC 5.500%, 3/28/19	6,678	6,758
Tribune Co. Tranche B, 4.000%, 12/31/19	4,590	4,578
TWCC Holding Corp. 0.000%, 12/11/20(12)	8,500	8,585
Univision Communications, Inc.
4.000%, 3/1/20	10,927	10,724
First Lien, 4.500%, 3/1/20	19,950	19,784
Virgin Media Investment Holdings Ltd. Tranche B, 3.500%, 6/8/20	13,968	13,842
WideOpenWest Finance LLC
Tranche B-1, 4.250%, 7/17/17	1,210	1,216
0.000%, 4/1/19(12)	8,877	8,918
Zuffa LLC 4.500%, 2/25/20	10,951	10,920

		343,421

Consumer Staples—0.8%
AdvancePierre Foods, Inc. First Lien, 5.750%, 7/10/17	212	214
American Rock Salt Co. LLC 5.500%, 4/25/17	10,705	10,702
Aramark Corp. Tranche D, 4.000%, 9/9/19	10,099	10,099
Del Monte Foods Co. 4.000%, 3/8/18	13,263	13,241
Heinz (H.J.) Co. Tranche B-2, 3.500%, 6/5/20	5,704	5,710
Hostess Brands Acquisition LLC 0.000%, 4/9/20(12)	5,251	5,360
Rite Aid Corp.
0.000%, 2/21/20(12)	6,983	6,968
0.000%, 8/21/20(12)	720	732
0.000%, 6/21/21(12)	14,688	14,684

		67,710

Energy—1.0%
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche 1, 6.250%, 10/23/18	1,863	1,880
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.) Tranche B-1, First Lien, 6.250%, 10/23/18	7,764	7,832

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Buffalo Gulf Coast Terminals LLC 5.250%, 10/31/17	$3,275	$3,324
Chesapeake Energy Corp. 5.750%, 12/2/17	16,495	16,732
CITGO Petroleum Corp. Tranche C, 9.000%, 6/24/17	1,886	1,922
EP Energy LLC (Everest Acquisition LLC)
Tranche B-3, 3.500%, 5/24/18	6,150	6,109
Tranche B-2, 4.500%, 4/30/19	2,047	2,054
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	11,340	10,963
MEG Energy Corp. 3.750%, 3/31/20	10,972	10,980
NGPL Pipeco LLC 6.750%, 9/15/17	6,265	6,239
Quicksilver Reseources. Inc. 0.000%, 6/21/19(12)	8,750	8,531
Samson Investment Co. Second Lien, 6.000%, 9/25/18	8,366	8,366

		84,932

Financials—1.7%
Altisource Portfolio Solutions S.A.R.L Tranche B, 5.750%, 11/27/19	14,847	14,939
Asurion LLC (Asurion Corp.) Tranche B-1, 4.500%, 5/24/19	10,326	10,251
Capital Automotive LP
Tranche B-1, 4.000%, 4/10/19	3,817	3,829
0.000%, 4/30/20(12)	429	433
Clipper Acquisitions Corp. 4.000%, 2/6/20	6,346	6,361
iPayment, Inc . 5.750%, 5/8/17	6,546	6,486
iStar Financial, Inc.
Tranche A-2, 7.000%, 3/19/17	4,000	4,212
4.500%, 10/15/17	14,348	14,366
MIP Delaware LLC Tranche B-1, 4.000%, 3/9/20	6,909	6,947
Nuveen Investments, Inc.
Tranche B, First Lien 4.195%, 5/13/17	9,700	9,648
Tranche B, Second Lien 6.500%, 2/28/19	10,991	10,886
Realogy Corp.
Extended LOC, 0.000%, 10/10/16(12)	743	745
Tranche B, 4.500%, 3/5/20	18,007	18,066
RPI Finance Trust 4.000%, 11/9/18	10,944	10,979
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	4,898	4,909
Trans Union LLC 4.250%, 2/8/19	2,794	2,812

	PAR VALUE	VALUE
Financials—(continued)
Walter Investment Management Corp. 0.000%, 11/28/17(12)	$17,631	$17,719

		143,588

Health Care—2.1%
Alere, Inc. 0.000%, 6/30/17(12)	4,938	4,971
Alere, Inc. (IM U.S. Holdings LLC)
0.000%, 6/30/17(12)	2,460	2,477
Tranche B, 5.500%, 6/30/17	1,326	1,335
American Renal Holdings, Inc. Tranche B, First Lien, 4.500%, 8/20/19	9,439	9,386
Aptalis Pharma, Inc. (Axcan Intermediate Holdings, Inc.) Tranche B-1, 5.500%, 2/10/17	3,047	3,055
Ardent Medical Services, Inc. 0.000%, 7/2/18(12)	4,350	4,394
Capsugel Holdings U.S., Inc. 4.250%, 8/1/18	2,720	2,736
Catalent Pharma Solutions, Inc. (Cardinal Health 409, Inc.) Tranche 2, 4.250%, 9/15/17	3,677	3,691
ConvaTec, Inc. 5.000%, 12/22/16	1,389	1,400
DaVita, Inc. Tranche B-2 4.000%, 11/1/19	10,730	10,762
Emdeon, Inc. 0.000%, 11/2/18(12)	4,132	4,118
Health Management Associates, Inc. Tranche B, 3.500%, 11/16/18	8,496	8,488
Hologic, Inc. Tranche B, 4.500%, 8/1/19	14,391	14,453
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	5,833	5,832
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	8,750	8,619
Kinetic Concepts, Inc.
0.000%, 11/4/16(12)	6,754	6,762
0.000%, 5/4/18(12)	590	592
MedAssets, Inc. Tranche B, 4.000%, 12/13/19	624	625
Par Pharmaceutical Cos, Inc. (Par Pharmaceutical, Inc.) Tranche B-1, 4.250%, 9/30/19	10,772	10,719
Quintiles Transnational Corp. Tranche B-2, 4.500%, 6/8/18	4,429	4,437
Rural/Metro Operating Co. LLC 5.750%, 6/30/18	8,799	8,495
Sheridan Holdings, Inc. First Lien, 4.500%, 6/29/18	8,588	8,621
Surgery Center Holdings, Inc. First Lien 6.000%, 4/11/19	3,611	3,631
U.S. Renal Care, Inc. First Lien, 6.250%, 7/3/19	2,735	2,756
United Surgical Partners International, Inc. Tranche B, 4.750%, 4/3/19	3,807	3,805

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Valeant Pharmaceuticals International, Inc.
Series D-1, Tranche B, 3.500%, 2/13/19	$14,197	$14,123
Series C-1, Tranche B, 3.500%, 12/11/19	3,920	3,897
Vanguard Health Holding Company II LLC Tranche B, 3.750%, 1/29/16	5,328	5,338
VWR Funding, Inc.
Tranche B-1, 4.195%, 4/3/17	829	825
4.445%, 4/3/17	3,178	3,162
Warner Chilcott Corp.
0.000%, 3/15/18(12)	443	444
Tranche B-1, 4.250%, 3/15/18	1,434	1,437
Tranche B-1, 4.250%, 3/15/18	3,294	3,302
(WC Luxco S.A.R.L.) Tranche B-3, 4.250%, 3/15/18	2,596	2,602

		171,290

Industrials—2.2%
ADS Waste Holdings Tranche B, 4.250%, 10/9/19	14,821	14,806
American Airlines, Inc. 0.000%, 6/21/19(12)	22,901	22,937
AWAS Finance Luxemborg S.A. 3.500%, 7/16/18	10,374	10,474
Brickman Group Holdings, Inc.
Tranche B-2, 3.273%, 10/14/16	2,548	2,579
Tranche B-3, 4.000%, 9/28/18	3,214	3,210
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	1,487	1,502
Ceridian Corp. Extended, 5.942%, 5/9/17	13,415	13,492
CHG Buyer Corp. First Lien, 5.000%, 11/19/19	10,121	10,181
Delta Air Lines, Inc. Tranche B-1, 4.000%, 10/18/18	6,428	6,441
DynCorp International, Inc. 6.250%, 7/7/16	5,886	5,935
Edwards Ltd. First Lien, 4.750%, 3/26/20	7,747	7,766
Envision Healthcare Corp. (Emergency Medical Services Corp.) 4.000%, 5/25/18	6,765	6,759
Garda Security Group, Inc. Tranche B, 4.500%, 11/13/19	4,229	4,273
Harland Clarke Holdings Corp. (Clarke American Corp.) 0.000%, 6/30/17(12)	5,393	5,205
HD Supply, Inc. 4.500%, 10/12/17	11,751	11,759
Husky Injection Molding System (Yukon Acquisition, Inc.) 4.250%, 7/2/18	5,258	5,242
McJunkin Red Man Corp. 6.000%, 11/8/19	7,001	7,051
Mirror Bidco, Inc. 5.250%, 12/28/19	4,353	4,362
Sequa Corp. 5.250%, 6/19/17	5,224	5,245

	PAR VALUE	VALUE
Industrials—(continued)
Spirit Aerosystems, Inc. Tranche B 3.750%, 4/18/19	$13,825	$13,960
Swift Transportation Tranche B-2, 4.000%, 12/21/17	815	818
Terex Corp. 4.500%, 4/28/17	1,014	1,025
US Airways, Inc.
0.000%, 11/23/16(12)	6,235	6,251
0.000%, 5/23/19(12)	7,126	7,052
WireCo Worldgroup, Inc. 6.000%, 2/15/17	2,496	2,499

		180,824

Information Technology—2.5%
Alcatel-Lucent U.S.A., Inc.
6.250%, 8/1/16	1,444	1,461
7.250%, 1/30/19	15,853	16,035
Avaya, Inc.
Tranche B-3, 4.773%, 10/26/17	3,033	2,667
Tranche B-5, 8.000%, 3/31/18	2,509	2,360
Blue Coat Systems, Inc.
4.500%, 5/31/19	8,283	8,259
0.000%, 6/26/20(12)	11,569	11,569
CCC Holdings, Inc. 4.000%, 12/20/19	5,915	5,886
CDW LLC 3.500%, 4/29/20	12,513	12,362
Deltek, Inc. First Lien, 5.000%, 10/10/18	9,577	9,570
First Data Corp.
4.193%, 3/24/17	13,980	13,688
4.193%, 3/23/18	22,100	21,600
Genpact Ltd. 3.500%, 8/30/19	3,714	3,716
Infor (U.S.), Inc. (Lawson Software, Inc.)
Tranche B-2, 5.250%, 4/5/18	7,463	7,500
0.000%, 6/3/20(12)	4,931	4,872
Interactive Data Corp. 3.750%, 2/11/18	5,279	5,261
ION Trading Technologies S.A.R.L. First Lien, 4.500%, 5/22/20	3,622	3,611
Kronos, Inc. First Lien, 4.500%, 10/30/19	3,134	3,149
Moneygram International, Inc. 4.250%, 3/27/20	4,673	4,694
Mood Media Corp. First Lien, 7.000%, 5/6/18	2,728	2,733
Novell, Inc. (Attachmate Corp.) First Lien, 7.625%, 11/22/17	9,592	9,623
NuSil Technology LLC 5.250%, 4/7/17	1,029	1,031
Presidio, Inc. 5.750%, 3/31/17	11,195	11,111
Riverbed Technology, Inc. 4.000%, 12/18/19	3,972	3,996
RP Crown Parent LLC First Lien 6.750%, 12/21/18	12,406	12,484

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Scitor Corp. 5.000%, 2/15/17	$742	$728
Sophia LP Tranche B, 4.500%, 7/19/18	6,582	6,607
Spansion LLC 5.250%, 12/13/18	4,231	4,258
SRA International, Inc. 6.500%, 7/20/18	6,905	6,879
SSI Investments II Ltd. (Skillsoft) 5.000%, 5/26/17	3,340	3,366
Wall Street Systems Holdings, Inc. First Lien, 5.750%, 10/25/19	6,522	6,537

		207,613

Materials—1.1%
Air Distribution Technologies, Inc. (QS0001 Corp.) First Lien, 5.000%, 11/9/18	3,855	3,884
Ameriforge Group, Inc. First Lien, 5.000%, 12/19/19	2,796	2,792
Arysta LifeScience SPC LLC 0.000%, 5/29/20(12)	8,533	8,464
Avantor Performance Materials Holdings, Inc. 5.250%, 6/24/17	2,310	2,316
AZ Chem US, Inc. 0.000%, 12/22/17(12)	4,892	4,938
Berry Plastics Group, Inc. Tranche D, 3.500%, 2/8/20	5,938	5,884
CPG International I, Inc. 5.750%, 9/21/19	2,644	2,660
Cyanco Intermediate Corp. 5.500%, 5/1/20	3,604	3,602
Fortescue Metals Group Ltd. 5.250%, 10/18/17	7,016	6,984
General Chemical Corp. 0.000%, 10/6/15(12)	4,384	4,413
Houghton International, Inc. Holding Corp. First Lien, 4.000%, 12/20/19	14,398	14,344
Ineos US Finance LLC 4.000%, 5/4/18	12,603	12,369
JMC Steel Group, Inc. 4.750%, 4/1/17	626	628
Pact Group (USA), Inc. 0.000%, 5/29/20(12)	10,114	10,076
Reynolds Group Holdings, Inc. 0.000%, 9/28/18(12)	6,100	6,126
Tronox Pigments B.V. 4.500%, 3/19/20	3,985	4,010

		93,490

Telecommunication Services—0.8%
Cricket Communications, Inc. Tranche C, 4.750%, 3/8/20	15,400	15,309
Global Tel*link Corp. First Lien, 5.000%, 5/23/20	9,987	9,968
Intelsat Jackson Holding S.A. (Intelsat Jackson Holding Ltd.) Tranche B-1, 4.250%, 4/2/18	13,398	13,443
Level 3 Financing, Inc.
Tranche B 2016, 4.750%, 2/1/16	1,422	1,430
Tranche B-II 2019, 4.750%, 8/1/19	9,850	9,871
Tranche B 2019, 5.250%, 8/1/19	6,319	6,340

	PAR VALUE		VALUE
Telecommunication Services—(continued)
West Corp. Tranche B-8, 3.750%, 6/30/18	$6,359		$6,349
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	3,677		3,687

			66,397

Utilities—0.4%
Accudyne Industries Borrower S.C.A. (Accudyne Industries LLC) (Silver II US Holdings LLC) 4.000%, 12/13/19	13,178		13,099
Calpine Corp. 4.000%, 10/9/19	6,699		6,704
NRG Energy, Inc. 0.000%, 7/1/18(12)	6,835		6,780
Texas Compeptitive Electric Holdings Co. LLC 2017 Extended, 4.734%, 10/10/17	5,925		4,150

			30,733

TOTAL LOAN AGREEMENTS (Identified Cost $1,390,573)			1,389,998

	SHARES		VALUE
PREFERRED STOCK—0.4%
Financials—0.4%
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(3)	5,835,000	(14)	5,222
Banco do Brasil S.A. 144A 8.500%(3)(4)	700,000	(14)	753
Citigroup, Inc. Series D 5.35%(4)	702	(14)	667
JPMorgan Chase & Co. Series 1 7.90%(3)	3,360,000	(14)	3,797
Wells Fargo & Co. Series K, 7.98%(3)	16,155,000	(14)	18,255
Zions Bancorp, Series C, ADR 9.500%	251,925		6,399

TOTAL PREFERRED STOCK (Identified Cost $34,419)			35,093

COMMON STOCKS—0.0%
Financials—0.0%
CIT Group, Inc.(2)	26,344		1,228

Materials—0.0%
Catalyst Paper Corp.	2,284,459		1,645

TOTAL COMMON STOCKS (Identified Cost $3,820)			2,873

TOTAL LONG TERM INVESTMENTS—99.0% (Identified cost $8,179,973)			8,209,223	(13)

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—1.0%
Money Market Mutual Funds—1.0%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	81,000,544	$81,001

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $81,001)		81,001

TOTAL INVESTMENTS—100.0% (Identified Cost $8,260,974)		8,290,224	(1)
Other assets and liabilities, net—0.0%		(1,173)

NET ASSETS—100.0%		$8,289,051

Abbreviations:

ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2013.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $2,793,893 or 33.7% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(7)	No contractual maturity date
(8)	Interest payments may be deferred.
(9)	Issuer may elect not to pay interest causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the fund purchased this security.
(10)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(11)	Illiquid security.
(12)	This loan will settle after June 30, 2013, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(13)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.
(14)	Value shown as par value.

Foreign Currencies (reported in thousands):

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

Virtus Multi-Sector Short Term Bond Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	70%
Luxembourg	3
Brazil	2
Canada	2
South Korea	2
Turkey	2
Venezuela	2
Other	17

Total	100%

†	% of total investments as of June 30, 2013

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,234,614	$—	$1,213,419	$21,195
Corporate Bonds	3,028,270	—	3,028,270	—	(1)
Foreign Government Securities	691,097	—	691,097	—
Loan Agreements	1,389,998	—	1,374,922	15,075
Mortgage-Backed Securities	1,804,981	—	1,804,981	—
Municipal Bonds	9,489	—	9,489	—
U.S. Government Securities	12,808	—	12,808	—
Equity Securities:
Common Stocks	2,873	1,228	1,645	—
Preferred Stock	35,093	6,399	28,694	—
Short-Term Investments	81,001	81,001	—	—

Total Investments	$8,290,224	$88,628	$8,165,326	$36,270

(1)	Includes internally fair valued securities currently priced at $0.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Asset- Backed Securities	Corporate Bonds And Notes		Loan Agreements	Common Stocks
Balance as of September 30, 2012:	$133	$—	$21		$—	$112
Accrued discount/(premium)	(57)	(2)	—		(55)	—
Realized gain (loss)	(704)	8	—			(712)
Change in unrealized appreciation /(depreciation)	(9,672)	(8,346)	(964)		(1,220)	858
Purchases	56,452	39,157	943		16,350	2
Sales(b)	(9,882)	(9,622)	—			(260)
Transfers into Level 3 (a)	—	—	—			—
Transfers from Level 3 (a)	—	—	—			—

Balance as of June 30, 2013	$36,270	$21,195	$—	(c)	$15,075	$—

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Includes internally fair valued security.

Virtus Premium AlphaSector® Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.4%
Consumer Discretionary—13.2%
AbbVie, Inc.	528,850	$21,863
Abercrombie & Fitch Co. Class A(2)	27,675	1,252
Amazon.com, Inc.(2)	128,670	35,730
AutoNation, Inc.(2)	13,716	595
AutoZone, Inc.(2)	12,830	5,436
Bed Bath & Beyond, Inc.(2)	77,223	5,475
Best Buy Co., Inc.	94,849	2,592
BorgWarner, Inc.(2)	40,830	3,518
Cablevision Systems Corp. Class A	76,431	1,286
CarMax, Inc.(2)	79,338	3,662
Carnival Corp.	156,868	5,379
CBS Corp. Class B	201,607	9,853
Chipotle Mexican Grill, Inc.(2)	10,921	3,979
Coach, Inc.	99,274	5,668
Comcast Corp. Class A	930,382	38,964
Darden Restaurants, Inc.	45,866	2,315
Delphi Automotive plc	102,730	5,207
DIRECTV Class A(2)	197,340	12,160
Discovery Communications, Inc. Class A(2)	86,459	6,675
Dollar General Corp.(2)	106,420	5,367
Dollar Tree, Inc.(2)	79,080	4,020
DR Horton, Inc.	99,056	2,108
Expedia, Inc.	32,941	1,981
Family Dollar Stores, Inc.	33,713	2,101
Ford Motor Co.	1,388,890	21,486
Fossil Group, Inc.(2)	18,660	1,928
GameStop Corp. Class A	42,043	1,767
Gannett Co., Inc.	80,866	1,978
Gap, Inc. (The)	102,445	4,275
Garmin Ltd.	38,690	1,399
General Motors Co.	271,980	9,060
Genuine Parts Co.	54,750	4,274
Goodyear Tire & Rubber Co. (The)(2)	86,749	1,326
H&R Block, Inc.	96,213	2,670
Harley-Davidson, Inc.	79,189	4,341
Harman International Industries, Inc.	24,013	1,302
Hasbro, Inc.	40,682	1,824
Home Depot, Inc. (The)	516,100	39,982
Host Hotels & Resorts, Inc.	190,880	3,220
International Game Technology	92,002	1,537
Interpublic Group of Cos., Inc. (The)	151,352	2,202

	SHARES	VALUE
Consumer Discretionary—(continued)
J.C. Penney Co., Inc.(2)	50,591	$864
Johnson Controls, Inc.	242,012	8,662
Kohl’s Corp.	71,985	3,636
Leggett & Platt, Inc.	50,483	1,570
Lennar Corp. Class A	58,457	2,107
Lowe’s Cos., Inc.	378,880	15,496
Ltd. Brands, Inc.	84,858	4,179
Macy’s, Inc.	135,540	6,506
Marriott International, Inc.	84,634	3,417
Mattel, Inc.	122,028	5,529
McDonald’s Corp.	354,200	35,066
McGraw-Hill Cos., Inc. (The)	70,253	3,737
Netflix, Inc.(2)	19,834	4,187
Newell Rubbermaid, Inc.	101,924	2,676
News Corp. Class A	703,240	22,926
NIKE, Inc. Class B	255,730	16,285
Nordstrom, Inc.	52,541	3,149
O’Reilly Automotive, Inc.(2)	39,030	4,396
Omnicom Group, Inc.	91,358	5,744
PetSmart, Inc.	36,500	2,445
Phillips-Van Heusen Corp.	28,630	3,580
priceline.com, Inc.(2)	18,216	15,067
PulteGroup, Inc.(2)	120,474	2,285
Ralph Lauren Corp.	21,518	3,739
Ross Stores, Inc.	77,662	5,033
Scripps Networks Interactive, Inc. Class A	30,044	2,006
Staples, Inc.	234,557	3,720
Starbucks Corp.	264,510	17,323
Starwood Hotels & Resorts Worldwide, Inc.	68,742	4,344
Target Corp.	226,710	15,611
Tiffany & Co.	42,370	3,086
Time Warner Cable, Inc.	102,800	11,563
Time Warner, Inc.	329,340	19,042
TJX Cos., Inc.	254,294	12,730
TripAdvisor, Inc.(2)	39,001	2,374
Urban Outfitters, Inc.(2)	38,931	1,566
VF Corp.	30,952	5,976
Viacom, Inc. Class B	157,611	10,725
Walt Disney Co. (The)	636,270	40,180
Washington Post Co. (The) Class B	1,591	770
Whirlpool Corp.	27,970	3,199
Wyndham Worldwide Corp.	48,007	2,747
Wynn Resorts Ltd.	28,189	3,608

1

Virtus Premium AlphaSector® Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Yum! Brands, Inc.	158,924	$11,020

		645,628

Consumer Staples—12.5%
Altria Group, Inc.	737,240	25,796
Archer-Daniels-Midland Co.	291,145	9,873
Avon Products, Inc.	220,640	4,640
Beam, Inc.	76,700	4,840
Brown-Forman Corp. Class B	72,622	4,906
Campbell Soup Co.	93,650	4,195
Clorox Co. (The)	63,090	5,245
Coca-Cola Co. (The)	1,555,080	62,374
Coca-Cola Enterprises, Inc.	126,550	4,449
Colgate-Palmolive Co.	368,280	21,099
ConAgra Foods, Inc.	196,190	6,853
Constellation Brands, Inc. Class A(2)	94,225	4,911
Costco Wholesale Corp.	184,820	20,436
CVS Caremark Corp.	511,240	29,233
Dr. Pepper Snapple Group, Inc.	98,160	4,508
Estee Lauder Cos., Inc. (The) Class A	111,100	7,307
General Mills, Inc.	279,775	13,577
Hershey Co. (The)	70,525	6,296
Hormel Foods Corp.	77,555	2,992
J.M. Smucker Co. (The)	52,290	5,394
Kellogg Co.	117,400	7,541
Kimberly-Clark Corp.	164,299	15,960
Kraft Foods Group, Inc.	241,356	13,485
Kroger Co. (The)	238,814	8,249
Lorillard, Inc.	168,470	7,359
McCormick & Co., Inc.	65,010	4,574
Mead Johnson Nutrition Co.	90,000	7,131
Molson Coors Brewing Co. Class B	80,865	3,870
Mondelez International, Inc.(2)	683,165	19,491
Monster Beverage Corp.	67,640	4,110
PepsiCo, Inc.	359,970	29,442
Philip Morris International, Inc.	664,014	57,517
Procter & Gamble Co. (The)	1,112,755	85,671
Reynolds American, Inc.	144,095	6,970
Safeway, Inc.	136,695	3,234
SYSCO Corp.	264,720	9,043
Tyson Foods, Inc. Class A	151,420	3,888
Wal-Mart Stores, Inc.	665,170	49,548
Walgreen Co.	373,170	16,494

	SHARES	VALUE
Consumer Staples—(continued)
Whole Foods Market, Inc.	155,160	$7,988

		610,489

Energy—12.3%
Anadarko Petroleum Corp.	225,040	19,338
Apache Corp.	174,134	14,598
Baker Hughes, Inc.	225,670	10,410
Cabot Oil & Gas Corp.	176,150	12,510
Cameron International Corp.(2)	153,280	9,374
Chesapeake Energy Corp.	266,230	5,426
Chevron Corp.	763,230	90,321
ConocoPhillips	348,260	21,070
CONSOL Energy, Inc.	141,048	3,822
Denbury Resources, Inc.(2)	289,510	5,014
Devon Energy Corp.	167,990	8,715
Diamond Offshore Drilling, Inc.	44,000	3,027
Ensco plc Class A	89,780	5,218
EOG Resources, Inc.	127,877	16,839
EQT Corp.	57,970	4,601
Exxon Mobil Corp.	1,156,460	104,486
FMC Technologies, Inc.(2)	164,310	9,149
Halliburton Co.	430,150	17,946
Helmerich & Payne, Inc.	41,010	2,561
Hess Corp.	143,090	9,514
Kinder Morgan, Inc.	243,480	9,289
Marathon Oil Corp.	320,750	11,091
Marathon Petroleum Corp.	125,158	8,894
Murphy Oil Corp.	94,910	5,779
Nabors Industries Ltd.	209,058	3,201
National Oilwell Varco, Inc.	208,986	14,399
Newfield Exploration Co.(2)	52,200	1,247
Noble Corp.	97,600	3,668
Noble Energy, Inc.	188,610	11,324
Occidental Petroleum Corp.	271,031	24,184
Peabody Energy Corp.	151,490	2,218
Phillips 66	238,635	14,058
Pioneer Natural Resources Co.	119,290	17,267
QEP Resources, Inc.	69,080	1,919
Range Resources Corp.	98,669	7,629
Rowan Cos. plc Class A(2)	129,500	4,412
Schlumberger Ltd.	534,704	38,317
Southwestern Energy Co.(2)	173,220	6,328
Spectra Energy Corp.	346,190	11,930
Tesoro Corp.	164,626	8,613

2

Virtus Premium AlphaSector® Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Energy—(continued)
Valero Energy Corp.	293,500	$10,205
Williams Cos., Inc. (The)	371,290	12,056
WPX Energy, Inc.(2)	77,160	1,461

		603,428

Financials—12.2%
ACE Ltd.	87,190	7,802
Aflac, Inc.	119,500	6,945
Allstate Corp. (The)	120,120	5,780
American Express Co.	244,980	18,315
American International Group, Inc.(2)	378,390	16,914
American Tower Corp.	101,360	7,417
Ameriprise Financial, Inc.	51,650	4,177
AON plc	79,230	5,098
Apartment Investment & Management Co. Class A	37,400	1,124
Assurant, Inc.	19,730	1,004
AvalonBay Communities, Inc.	31,170	4,205
Bank of America Corp.	2,763,036	35,533
Bank of New York Mellon Corp. (The)	297,480	8,344
BB&T Corp.	179,850	6,093
Berkshire Hathaway, Inc. Class B(2)	465,568	52,106
BlackRock, Inc.	32,000	8,219
Boston Properties, Inc.	38,890	4,102
Capital One Financial Corp.	149,720	9,404
CBRE Group, Inc.(2)	77,830	1,818
Charles Schwab Corp. (The)	282,133	5,990
Chubb Corp. (The)	66,430	5,623
Cincinnati Financial Corp.	37,668	1,729
Citigroup, Inc.	779,900	37,412
CME Group, Inc.	78,730	5,982
Comerica, Inc.	47,840	1,905
Discover Financial Services	125,700	5,988
E*Trade Financial Corp.(2)	73,520	931
Equity Residential	82,161	4,770
Fifth Third Bancorp	224,170	4,046
Franklin Resources, Inc.	35,420	4,818
Genworth Financial, Inc. Class A(2)	126,380	1,442
Goldman Sachs Group, Inc. (The)	110,470	16,709
Hartford Financial Services Group, Inc. (The)	116,847	3,613
HCP, Inc.	116,490	5,293
Health Care REIT, Inc.	72,900	4,887
Hudson City Bancorp, Inc.	121,840	1,116
Huntington Bancshares, Inc.	214,980	1,694

	SHARES	VALUE
Financials—(continued)
IntercontinentalExchange, Inc.(2)	18,650	$3,315
Invesco Ltd.	113,960	3,624
JPMorgan Chase & Co.	968,744	51,140
KeyCorp	235,930	2,605
Kimco Realty Corp.	104,770	2,245
Legg Mason, Inc.	28,580	886
Leucadia National Corp.	75,620	1,983
Lincoln National Corp.	68,810	2,510
Loews Corp.	78,760	3,497
M&T Bank Corp.	31,410	3,510
Macerich Co. (The)	35,240	2,149
Marsh & McLennan Cos., Inc.	141,080	5,632
MetLife, Inc.	280,660	12,843
Moody’s Corp.	49,700	3,028
Morgan Stanley	351,670	8,591
NASDAQ OMX Group, Inc. (The)	30,170	989
Northern Trust Corp.	55,799	3,231
NYSE Euronext, Inc.	62,280	2,578
People’s United Financial, Inc.	86,900	1,295
Plum Creek Timber Co., Inc.	41,740	1,948
PNC Financial Services Group, Inc.	135,690	9,895
Principal Financial Group, Inc.	70,690	2,647
Progressive Corp. (The)	142,050	3,611
Prologis, Inc.	127,700	4,817
Prudential Financial, Inc.	119,439	8,723
Public Storage	37,000	5,673
Regions Financial Corp.	362,250	3,452
Simon Property Group, Inc.	79,670	12,581
SLM Corp.	113,850	2,603
State Street Corp.	116,890	7,622
SunTrust Banks, Inc.	138,140	4,361
T. Rowe Price Group, Inc.	66,470	4,862
Torchmark Corp.	23,700	1,544
Travelers Cos., Inc. (The)	96,480	7,711
U.S. Bancorp	474,071	17,138
Unum Group	68,420	2,010
Ventas, Inc.	75,140	5,219
Vornado Realty Trust	43,600	3,612
Wells Fargo & Co.	1,262,460	52,102
XL Group plc	74,250	2,251
Zions Bancorp	47,220	1,364

		599,745

3

Virtus Premium AlphaSector® Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Health Care—12.0%
Abbott Laboratories	441,250	$15,391
Actavis, Inc.(2)	45,015	5,682
Aetna, Inc.	129,738	8,244
Agilent Technologies, Inc.	115,036	4,919
Alexion Pharmaceuticals, Inc.(2)	65,166	6,011
Allergan, Inc.	101,735	8,570
AmerisourceBergen Corp.	80,047	4,469
Amgen, Inc.	250,440	24,708
Bard (C.R.), Inc.	26,620	2,893
Baxter International, Inc.	183,670	12,723
Becton, Dickinson & Co.	66,590	6,581
Biogen Idec, Inc.	81,045	17,441
Boston Scientific Corp.(2)	454,765	4,216
Bristol-Myers Squibb Co.	551,290	24,637
Cardinal Health, Inc.	115,298	5,442
CareFusion Corp.(2)	73,405	2,705
Celgene Corp.(2)	139,291	16,284
Cerner Corp.(2)	48,785	4,688
CIGNA Corp.	98,580	7,146
Covidien plc	157,110	9,873
DaVita, Inc.(2)	28,260	3,414
DENTSPLY International, Inc.	47,845	1,960
Edwards Lifesciences Corp.(2)	37,725	2,535
Eli Lilly & Co.	331,050	16,261
Express Scripts Holding Co.(2)	286,988	17,704
Forest Laboratories, Inc.(2)	79,295	3,251
Gilead Sciences, Inc.(2)	509,360	26,084
Hospira, Inc.(2)	55,265	2,117
Humana, Inc.	56,510	4,768
Intuitive Surgical, Inc.(2)	13,401	6,789
Johnson & Johnson	937,975	80,535
Laboratory Corp. of America Holdings(2)	31,040	3,107
Life Technologies Corp.(2)	57,540	4,259
McKesson Corp.	77,953	8,926
Medtronic, Inc.	339,305	17,464
Merck & Co., Inc.	1,008,340	46,837
Mylan, Inc.(2)	127,255	3,949
Patterson Cos., Inc.	27,930	1,050
PerkinElmer, Inc.	37,380	1,215
Perrigo Co.	29,520	3,572
Pfizer, Inc.	2,228,394	62,417
Quest Diagnostics, Inc.	54,735	3,319
Regeneron Pharmaceuticals, Inc.(2)	25,500	5,735
St. Jude Medical, Inc.	97,107	4,431

	SHARES	VALUE
Health Care—(continued)
Stryker Corp.	97,540	$6,309
Tenet Healthcare Corp.(2)	35,865	1,653
Thermo Fisher Scientific, Inc.	119,860	10,144
UnitedHealth Group, Inc.	343,410	22,486
Varian Medical Systems, Inc.(2)	36,210	2,442
Waters Corp.(2)	28,610	2,862
WellPoint, Inc.	102,969	8,427
Zimmer Holdings, Inc.	57,140	4,282
Zoetis, Inc.	166,910	5,156

		588,083

Industrials—12.3%
3M Co.	260,720	28,510
ADT Corp. (The)	87,600	3,491
Avery Dennison Corp.	49,330	2,109
Boeing Co. (The)	285,560	29,253
Caterpillar, Inc.	280,770	23,161
Cintas Corp.	50,320	2,292
CSX Corp.	493,290	11,439
Cummins, Inc.	130,140	14,115
Danaher Corp.	261,670	16,564
Deere & Co.	173,490	14,096
Dover Corp.	82,900	6,438
Dun & Bradstreet Corp.	16,000	1,559
Eaton Corp. plc	231,610	15,242
Emerson Electric Co.	304,790	16,623
Equifax, Inc.	65,720	3,873
Expeditors International of Washington, Inc.	82,730	3,145
Fastenal Co.	108,100	4,956
FedEx Corp.	126,520	12,472
Flowserve Corp.	57,250	3,092
Fluor Corp.	94,850	5,626
General Dynamics Corp.	144,670	11,332
General Electric Co.	3,065,640	71,092
Grainger (W.W.), Inc.	31,390	7,916
Honeywell International, Inc.	332,380	26,371
Illinois Tool Works, Inc.	176,370	12,200
Ingersoll-Rand plc	111,300	6,179
Iron Mountain, Inc.	67,183	1,788
Jacobs Engineering Group, Inc.(2)	52,370	2,887
Joy Global, Inc.	42,550	2,065
Kansas City Southern	44,120	4,675
L-3 Communications Holdings, Inc.	36,040	3,090
Lockheed Martin Corp.	112,810	12,235

4

Virtus Premium AlphaSector® Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Masco Corp.	159,040	$3,100
Norfolk Southern Corp.	148,110	10,760
Northrop Grumman Corp.	101,730	8,423
PACCAR, Inc.	164,760	8,841
Pall Corp.	65,450	4,348
Parker Hannifin Corp.	75,380	7,191
PentAir, Inc.	81,810	4,720
Pitney Bowes, Inc.	92,500	1,358
Precision Castparts Corp.	58,590	13,242
Quanta Services, Inc.(2)	85,260	2,256
Raytheon Co.	142,240	9,405
Republic Services, Inc.	118,830	4,033
Robert Half International, Inc.	79,020	2,626
Robinson (C.H.) Worldwide, Inc.	64,290	3,620
Rockwell Automation, Inc.	72,350	6,015
Rockwell Collins, Inc.	70,200	4,451
Roper Industries, Inc.	39,650	4,925
Ryder System, Inc.	37,760	2,296
Snap-On, Inc.	23,330	2,085
Southwest Airlines Co.	317,110	4,088
Stanley Black & Decker, Inc.	64,830	5,011
Stericycle, Inc.(2)	34,550	3,815
Textron, Inc.	138,930	3,619
Tyco International Ltd.	185,790	6,122
Union Pacific Corp.	203,430	31,385
United Parcel Service, Inc. Class B	289,660	25,050
United Technologies Corp.	351,830	32,699
Waste Management, Inc.	191,820	7,736
Xylem, Inc.	74,190	1,999

		605,105

Materials—12.2%
Air Products & Chemicals, Inc.	263,618	24,139
Airgas, Inc.	84,058	8,024
Alcoa, Inc.	1,367,673	10,695
Allegheny Technologies, Inc.	139,031	3,658
Ball Corp.	192,288	7,988
Bemis Co., Inc.	131,864	5,161
CF Industries Holdings, Inc.	75,336	12,920
Cliffs Natural Resources, Inc.	197,428	3,208
Dow Chemical Co. (The)	1,530,169	49,225
Du Pont (E.I.) de Nemours & Co.	1,164,418	61,132
Eastman Chemical Co.	197,019	13,793
Ecolab, Inc.	319,332	27,204

	SHARES	VALUE
Materials—(continued)
FMC Corp.	175,321	$10,705
Freeport-McMoRan Copper & Gold, Inc.	1,313,366	36,262
International Flavors & Fragrances, Inc.	103,960	7,814
International Paper Co.	565,370	25,052
LyondellBasell Industries N.V. Class A	480,500	31,838
MeadWestvaco Corp.	225,781	7,701
Monsanto Co.	675,322	66,722
Mosaic Co. (The)	350,287	18,849
Newmont Mining Corp.	631,416	18,911
Nucor Corp.	404,310	17,515
Owens-Illinois, Inc.(2)	210,552	5,851
PPG Industries, Inc.	180,590	26,440
Praxair, Inc.	374,138	43,086
Sealed Air Corp.	250,548	6,001
Sherwin-Williams Co. (The)	109,042	19,257
Sigma-Aldrich Corp.	154,060	12,380
United States Steel Corp.	186,307	3,266
Vulcan Materials Co.	165,743	8,024
Weyerhaeuser Co.(2)	146,950	4,187

		597,008

Utilities—12.7%
AES Corp. (The)	822,240	9,859
AGL Resources, Inc.	155,900	6,682
Ameren Corp.	322,760	11,116
American Electric Power Co., Inc.	644,110	28,843
CenterPoint Energy, Inc.	573,340	13,468
CMS Energy Corp.	358,260	9,734
Consolidated Edison, Inc.	389,050	22,685
Dominion Resources, Inc.	762,050	43,300
DTE Energy Co.	231,910	15,540
Duke Energy Corp.	858,770	57,967
Edison International	431,710	20,791
Entergy Corp.	235,060	16,379
Exelon Corp.	1,129,010	34,864
FirstEnergy Corp.	551,700	20,600
Integrys Energy Group, Inc.	106,350	6,225
NextEra Energy, Inc.	560,170	45,643
NiSource, Inc.	418,100	11,974
Northeast Utilities	415,040	17,440
NRG Energy, Inc.	425,420	11,359
ONEOK, Inc.	271,890	11,232
Pepco Holdings, Inc.	332,620	6,706
PG&E Corp.	586,360	26,814

5

Virtus Premium AlphaSector® Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Utilities—(continued)
Pinnacle West Capital Corp.	148,420	$8,233
PPL Corp.	784,350	23,734
Public Service Enterprise Group, Inc.	667,460	21,799
SCANA Corp.	184,020	9,035
Sempra Energy	298,950	24,442
Southern Co. (The)	1,148,200	50,670
TECO Energy, Inc.	274,330	4,716
Wisconsin Energy Corp.	301,730	12,368
XCEL Energy, Inc.	661,610	18,750

		622,968

TOTAL COMMON STOCKS (Identified Cost $4,224,813)		4,872,454

TOTAL LONG TERM INVESTMENTS—99.4% (Identified cost $4,224,813)		4,872,454

SHORT-TERM INVESTMENTS—0.4%
Money Market Mutual Funds—0.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	19,387,020	19,387

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $19,387)		19,387

TOTAL INVESTMENTS—99.8% (Identified Cost $4,244,200)		4,891,841	(1)
Other assets and liabilities, net—0.2%		8,240

NET ASSETS—100.0%		$4,900,081

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

6

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$4,872,454	$4,872,454
Short-Term Investments	19,387	19,387

Total Investments	$4,891,841	$4,891,841

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Real Estate Securities Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.6%
REAL ESTATE INVESTMENT TRUSTS—99.6%
DIVERSIFIED—1.7%
Digital Realty Trust, Inc.	261,303	$15,940
Vornado Realty Trust	99,497	8,243

		24,183

HEALTH CARE—10.1%
HCP, Inc.	155,471	7,064
Health Care REIT, Inc.	1,014,474	68,000
Ventas, Inc.	942,381	65,458

		140,522

INDUSTRIAL/OFFICE—21.8%
Industrial—9.3%
DCT Industrial Trust, Inc.	5,699,196	40,749
Eastgroup Properties, Inc.	150,835	8,487
Prologis, Inc.	2,114,025	79,741

		128,977

Office—12.5%
Boston Properties, Inc.	676,083	71,306
Kilroy Realty Corp.	1,038,856	55,070
SL Green Realty Corp.	531,291	46,855

		173,231

		302,208

LODGING/RESORTS—7.2%
Host Hotels & Resorts, Inc.	3,452,152	58,238
LaSalle Hotel Properties	1,124,274	27,770
Pebblebrook Hotel Trust	526,819	13,618

		99,626

RESIDENTIAL—21.4%
Apartments—19.8%
American Campus Communities, Inc.	787,617	32,025
AvalonBay Communities, Inc.	461,656	62,282
Camden Property Trust	636,600	44,015
Equity Residential	1,452,391	84,326
Essex Property Trust, Inc.	277,040	44,027
UDR, Inc.	289,305	7,374

		274,049

Manufactured Homes—1.6%
Equity Lifestyle Properties, Inc.	284,364	22,348

	SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—(continued)
		$296,397

RETAIL—27.3%
Regional Malls—20.0%
General Growth Properties, Inc.	2,984,075	59,294
Macerich Co. (The)	922,575	56,249
Simon Property Group, Inc.	1,009,191	159,372
Taubman Centers, Inc.	34,880	2,621

		277,536

Shopping Centers—7.3%
DDR Corp.	2,088,416	34,772
Kimco Realty Corp.	705,075	15,110
Retail Opportunity Investments Corp.	270,000	3,753
Tanger Factory Outlet Centers	1,328,300	44,445
Weingarten Realty Investors	90,000	2,769

		100,849

		378,385

SELF STORAGE—10.1%
Extra Space Storage, Inc.	998,345	41,861
Public Storage	641,101	98,300

		140,161

TOTAL COMMON STOCKS (Identified Cost $897,072)		1,381,482

TOTAL LONG TERM INVESTMENTS—99.6% (Identified cost $897,072)		1,381,482

SHORT-TERM INVESTMENTS—0.3%
Money Market Mutual Funds—0.3%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.120%)	4,392,715	4,393

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $4,393)		4,393

TOTAL INVESTMENTS—99.9% (Identified Cost $901,465)		1,385,875	(1)
Other assets and liabilities, net—0.1%		1,122

NET ASSETS—100.0%		$1,386,997

Abbreviations:

REIT	Real Estate Investment Trust

Footnote Legend

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,381,482	$1,381,482
Short-Term Investments	4,393	4,393

Total Investments	$1,385,875	$1,385,875

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—0.1%
Bolivarian Republic of Venezuela RegS 5.750%, 2/26/16(5)	$1,260		$1,131

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,117)			1,131

MORTGAGE-BACKED SECURITIES—0.5%
Non-Agency—0.5%
Extended Stay America Trust 13-ESHM, M 144A 7.625%, 12/5/19(4)	2,375		2,386
Residential Asset Securitization Trust 13-LT2, A 144A 2.833%, 5/22/28(4)	1,511		1,506

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $4,012)			3,892

ASSET-BACKED SECURITIES—0.5%
AABS Ltd. 13-1, A 4.875%, 1/15/38(3)	804		816
Drug Royalty LP II 12-1, A2 144A 4.474%, 1/15/25(4)	897		900
New Century Home Equity Loan Trust 05-A, A4W 4.884%, 8/25/35(3)	935		873
Security National Mortgage Loan Trust 04-1A, AF3, 144A 6.420%, 6/25/32(3)(4)	1,269		1,172
Terwin Mortgage Trust 04-15AL, A1 144A 5.775%, 7/25/34(3)(4)	582		582

TOTAL ASSET-BACKED SECURITIES (Identified Cost $4,275)			4,343

CORPORATE BONDS—9.3%
Consumer Discretionary—1.9%
Boyd Gaming Corp. 9.125%, 12/1/18	1,150		1,205
CCO Holdings LLC (CCO Holdings Capital Corp.) 5.250%, 9/30/22	2,000		1,910
Clear Channel Communications, Inc. 144A 9.000%, 12/15/19(4)	944		920
DISH DBS Corp. 144A 4.250%, 4/1/18(4)	1,000		985
Gateway Casinos & Entertainment Ltd. 144A 8.875%, 11/15/17(4)	140	CAD	140
Isle of Capri Casinos, Inc. 5.875%, 3/15/21	830		797
Landry’s, Inc. 144A 9.375%, 5/1/20(4)	450		477
Lynx I Corp. 144A 5.375%, 4/15/21(4)	500		505
MGM Resorts International 7.625%, 1/15/17	500		549
Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	525		549

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
ONO Finance II plc 144A 10.875%, 7/15/19(4)	$315	$329
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	225	224
ServiceMaster Co. 7.000%, 8/15/20	900	858
Sinclair Television Group, Inc. 5.375%, 4/1/21	1,870	1,805
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(4)	1,800	1,696
Taylor Morrison Communities, Inc. (Monarch Communities, Inc.) 144A 5.250%, 4/15/21(4)	750	714
Univision Communications, Inc. 144A 6.750%, 9/15/22(4)	1,100	1,160
Yankee Candle Co. Holdings LLC (Yankee Finance, Inc.) PIK Interest Capitalization 10.250%, 2/15/16	605	623

		15,446

Consumer Staples—0.4%
Chiquita Brands International, Inc. (Chiquita Brands LLC) 144A 7.875%, 2/1/21(4)	1,400	1,470
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(4)	2,170	2,081

		3,551

Energy—1.3%
Alta Mesa Holdings LP 9.625%, 10/15/18	750	782
Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	450	484
Chesapeake Energy Corp. 5.375%, 6/15/21	1,535	1,531
Compagnie Generale de Geophysique-Veritas 7.750%, 5/15/17	546	557
EPL Oil & Gas, Inc. 8.250%, 2/15/18	1,250	1,294
Hercules Offshore, Inc. 144A 7.125%, 4/1/17(4)	750	801
Linn Energy LLC (Linn Energy Finance Corp.) 144A 6.250%, 11/1/19(4)	500	479
Memorial Production Partners LP (Memorial Production Finance Corp.) 144A 7.625%, 5/1/21(4)	1,350	1,336
Petroleos de Venezuela SA RegS 8.500%, 11/2/17(5)	1,370	1,259
Plains Exploration & Production Co. 6.500%, 11/15/20	1,000	1,061
Venoco, Inc. 8.875%, 2/15/19	875	857

		10,441

Financials—1.3%
Air Lease Corp. 4.750%, 3/1/20	1,190	1,148

1

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
Aircastle Ltd. 6.250%, 12/1/19	$1,190		$1,242
Banco Santander Brasil SA 144A 8.000%, 3/18/16(4)	1,300	BRL	536
International Lease Finance Corp. 3.875%, 4/15/18	1,790		1,683
iStar Financial, Inc. 4.875%, 7/1/18	1,415		1,334
Level 3 Financing, Inc. 7.000%, 6/1/20	1,105		1,108
Nationstar Mortgage LLC (Nationstar Capital Corp.) 6.500%, 7/1/21	1,295		1,250
SLM Corp.
4.625%, 9/25/17	315		311
5.500%, 1/25/23	1,020		971
Spansion LLC 7.875%, 11/15/17	275		283

			9,866

Health Care—0.4%
Community Health Systems, Inc. (CHS) 5.125%, 8/15/18	1,055		1,074
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)	315		330
Tenet Healthcare Corp. 144A 4.500%, 4/1/21(4)	1,000		935
Valeant Pharmaceuticals International, Inc. Escrow Corp. 144A 6.750%, 8/15/18(4)	965		990

			3,329

Industrials—1.0%
Atlas Air Pass-Through-Trust 98-1, A 7.380%, 1/2/18	694		718
Avis Budget Car Rental LLC 144A 4.875%, 11/15/17(4)	455		460
HD Supply, Inc. 10.500%, 1/15/21	1,240		1,288
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	575		618
Rexel SA 144A 5.250%, 6/15/20(4)	1,230		1,233
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(4)	670		710
Spectrum Brands Escrow Corp. 144A 6.375%, 11/15/20(4)	715		751
U.S. Airways Pass-Through-Trust 98-1 6.850%, 1/30/18	714		742
United Rentals North America, Inc. 7.375%, 5/15/20	$1,000		$1,073

			7,593

	PAR VALUE	VALUE
Information Technology—0.9%
Avaya, Inc. 144A 7.000%, 4/1/19(4)	1,590	1,443
Ceridian Corp. 144A 11.000%, 3/15/21(4)	55	61
Equinix, Inc. 4.875%, 4/1/20	580	571
First Data Corp.
11.250%, 3/31/16	1,291	1,268
144A 6.750%, 11/1/20(4)	1,000	1,023
144A 11.750%, 8/15/21(4)	2,540	2,299
Igloo Holdings Corp. PIK Interest Capitalization, 144A 8.250%, 12/15/17(4)	285	291
SunGard Data Systems, Inc. 144A 6.625%, 11/1/19(4)	200	202

		7,158

Materials—1.8%
Ardagh Packaging Finance plc (Ardagh Packaging Holdings, Inc.) 144A 7.375%, 10/15/17(4)	1,200	1,286
Calumet Specialty Products Partners LP 9.375%, 5/1/19	433	465
Cemex SAB de CV
144A 9.500%, 6/15/18(4)	1,499	1,626
144A 5.875%, 3/25/19(4)	815	793
FMG Resources Property Ltd. 144A 8.250%, 11/1/19(4)	750	776
Hexion Corp.
144A 8.875%, 2/1/18(4)	1,375	1,409
144A 6.625%, 4/15/20(4)	1,250	1,253
6.625%, 4/15/20	120	120
Huntsman International LLC 4.875%, 11/15/20	890	883
Reynolds Group Issuer, Inc. (Reynolds Group Issuer LLC) 9.000%, 4/15/19	1,500	1,556
5.750%, 10/15/20	940	949
Sealed Air Corp. 144A 6.500%, 12/1/20(4)	225	239
Tronox Finance LLC 144A 6.375%, 8/15/20(4)	1,000	948
United States Steel Corp. 6.875%, 4/1/21	1,235	1,204
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	685	752

		14,259

Telecommunication Services—0.3%
Cequel Communications Holdings I LLC (Cequel Capital Corp.) 144A 6.375%, 9/15/20(4)	1,000	1,022

2

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Intelsat Luxembourg SA 144A 7.750%, 6/1/21(4)	$1,230	$1,247

		2,269

TOTAL CORPORATE BONDS (Identified Cost $74,622)		73,912

LOAN AGREEMENTS(3)—90.4%
Consumer Discretionary—24.8%
99 Cents Only Stores Tranche B-1, 5.583%, 1/11/19	985	986
Academy Ltd. 4.500%, 8/3/18	1,576	1,585
Acosta, Inc. 0.000%, 3/2/18(8)	1,957	1,973
Acquisitions Cogeco Cable II L.P. (Atlantic Broadband (Penn) Holdings, Inc.) Tranche B, 3.250%, 11/30/19	903	901
Advantage Sales & Marketing, Inc.
First Lien, 4.250%, 12/18/17	2,598	2,603
Second Lien, 8.250%, 6/17/18	570	573
Affinia Group, Inc. Tranche B-2, 4.750%, 4/25/20	672	671
Affinity Gaming LLC (Herbst Gaming LLC). 5.500%, 11/9/17	1,022	1,037
Allison Transmission, Inc. Tranche B-3, 4.250%, 8/23/19	1,182	1,187
Ameristar Casinos, Inc. Tranche B, 4.000%, 4/14/18	968	971
ARC Automotive Group, Inc. (Casco Automotive Group, Inc.) 6.250%, 11/15/18	995	998
Armstrong World Industries, Inc. Tranche B, 3.500%, 3/15/20	3,990	3,996
August Holding Co.
(U.S.)Tranche B-1, First Lien 5.000%, 4/27/18	921	924
(Luxenborg / U.K.) Tranche B-1, First Lien, 5.000%, 4/27/18	1,072	1,076
BJ’s Wholesale Club, Inc.
First Lien, 4.250%, 9/26/19	1,993	1,989
Second Lien, 9.750%, 3/26/20	315	323
Boyd Gaming Corp. 3.664%, 12/17/15	1,242	1,246
Bresnan Broadband Holdings LLC Tranche B, 0.000%, 12/14/17(8)	929	932
Bright Horizons Family Solutions LLC (Bright Horizons Family Solutions, Inc.) Tranche B, 4.625%, 1/30/20	1,493	1,500

	PAR VALUE		VALUE
Consumer Discretionary—(continued)
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.)
Tranche B-4, 9.500%, 10/31/16	$1,544		$1,542
Tranche B-6, 5.443%, 1/28/18	3,822		3,388
Cannery Casino Resorts LLC First Lien, 6.000%, 10/2/18	903		903
CBAC Borrower LLC 0.000%, 4/26/20(8)	1,854		1,886
Centaur Acquisition LLC First Lien, 5.250%, 2/20/19	421		421
Cequel Communications LLC 3.500%, 2/14/19	1,778		1,767
Charter Communications Operations LLC
0.000%, 4/10/20(8)	4,423		4,379
Tranche F, 3.000%, 12/31/20	3,320		3,298
Chrysler Group LLC Tranche B, 4.250%, 5/24/17	3,707		3,726
Clear Channel Communications, Inc. Tranche B,
3.845%, 1/29/16	7,921		7,253
0.000%, 1/30/19(8)	2,933		2,678
CSC Holdings, Inc. Tranche B, 2.695%, 4/17/20	4,178		4,139
Cumulus Media Holdings, Inc.
First Lien, 4.500%, 9/17/18	1,890		1,896
Second Lien, 7.500%, 9/16/19	968		991
Dave & Buster’s, Inc. 4.500%, 6/1/16	1,397		1,405
EB Sports Corp. 11.500%, 12/31/15	1,000		995
Entercom Radio LLC Tranche B-1, 5.000%, 11/23/18	2,326		2,352
Federal - Mogul Corp.
Tranche B, 2.128%, 12/29/14	2,625		2,515
Tranche C, 2.128%, 12/28/15	1,341		1,285
Four Seasons Holdings, Inc.
0.000%, 6/24/20(8)	1,200		1,208
0.000%, 12/24/20(8)	190		192
Fram Group Holdings, Inc. (Prestone Holdings, Inc.)
First Lien, 6.500%, 7/29/17	950		943
Second Lien, 10.500%, 1/29/18	500		488
Gateway Casinos & Entertainment Ltd. Tranche B, 6.750%, 5/12/16	811	CAD	771
General Nutrition Centers, Inc. Tranche B, 0.000%, 3/2/18(8)	1,747		1,746
Getty Images, Inc. 0.000%, 10/18/19(8)	2,589		2,565
Granite Broadcasting Corp. 0.000%, 5/23/18(8)	2,273		2,290
Harbor Freight Tools USA, Inc. (Central Purchasing LLC) 6.500%, 11/14/17	1,489		1,500

3

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Hubbard Radio LLC Tranche 1, 4.500%, 4/29/19	$1,044	$1,049
KAR Auction Services, Inc. 3.750%, 5/19/17	2,617	2,642
Landry’s, Inc. Tranche B, 4.750%, 4/24/18	2,730	2,742
Las Vegas Sands LLC
Tranche DD-I, 1.700%, 5/23/14	64	64
Non-Extended Tranche B, 1.700%, 5/23/14	312	312
Extended Tranche B, 2.700%, 11/23/16	1,043	1,042
Extended Tranche DD-I, 2.700%, 11/23/16	210	210
Laureate Education, Inc. Series 2018, 5.250%, 6/15/18	1,991	1,981
Leslie’s Poolmart, Inc. 5.250%, 10/16/19	2,314	2,325
Liberty Cablevision of Puerto Rico LLC Tranche B, First Lien, 6.000%, 6/9/17	980	990
Live Nation Entertainment, Inc. Tranche B, 4.500%, 11/7/16	484	487
MCC LLC (Mediacom Broadband Group)
Tranche G, 4.000%, 1/20/20	993	998
Tranche H, 3.250%, 1/29/21	2,000	1,989
Merrill Communications LLC 7.250%, 3/8/18	1,721	1,731
Metaldyne LLC 5.000%, 12/18/18	995	1,000
MGM Resorts International (MGM Grand Detroit LLC)
Tranche A, 3.195%, 12/20/17	1,990	1,991
Tranche B, 3.500%, 12/20/19	3,876	3,859
Michaels Stores, Inc. Tranche B, 3.750%, 1/28/20	4,000	3,995
Midcontinent Communications Tranche B, 4.000%, 12/31/16	1,110	1,117
Neiman Marcus Group, Inc. (The) 4.000%, 5/16/18	2,000	1,997
Nielsen Finance LLC Tranche E, 2.943%, 5/1/16	1,653	1,660
Nine Entertainment Group Ltd. (PBL Media Group Limited) Tranche B, 3.500%, 2/5/20	3,500	3,487
Oceania Cruises, Inc. 0.000%, 6/28/20(8)	3,000	2,993
Ozburn - Hessey Holding Co. LLC 6.750%, 5/23/19	803	800
Party City Holdings, Inc. 4.250%, 7/27/19	2,993	2,978
Peninsula Gaming LLC Tranche B, 4.250%, 11/20/17	995	997
Penn National Gaming, Inc. Tranche B, 3.750%, 7/16/18	1,882	1,893
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	2,321	2,377

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
PVH Corp. (Phillips-Van Heusen Corp.) Tranche B, 3.250%, 2/13/20	4,557	4,558
Radio One, Inc. 7.500%, 3/31/16	$595	$609
Remy International, Inc. Tranche B, 4.250%, 3/5/20	1,990	1,993
Salem Communications Corp. 4.500%, 3/13/20	987	998
Scientific Games International, Inc.
Tranche B-1, 3.450%, 6/30/15	1,989	1,970
0.000%, 5/22/20(8)	3,725	3,689
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International LLC) Tranche B, 3.500%, 5/14/20	966	965
Seminole Tribe of Florida 0.000%, 4/29/20(8)	3,844	3,841
ServiceMaster Co. (The)
Tranche C, 4.250%, 1/31/17	1,617	1,600
Tranche B, 4.450%, 1/31/17	1,923	1,908
Seven Sea Cruises S. DE R.L. Tranche B-1, 4.750%, 12/21/18	2,718	2,735
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	1,073	1,077
SRAM LLC First Lien, 4.000%, 4/10/20	2,834	2,810
Station Casinos LLC Tranche B, 5.000%, 3/2/20	2,426	2,429
TI Group Auto Systems LLC 5.500%, 3/28/19	1,580	1,599
Tower Automotive Holdings U.S.A. LLC 5.750%, 4/23/20	1,377	1,392
Transtar Holding Co.
First Lien, 5.500%, 10/9/18	993	1,000
Second Lien, 9.750%, 10/9/19	460	472
Tribune Co. Tranche B, 4.000%, 12/31/19	1,047	1,044
TWCC Holding Corp. 0.000%, 12/11/20(8)	1,524	1,539
UCI International, Inc. (United Components) 5.500%, 7/26/17	1,243	1,248
Univision Communications, Inc.
4.000%, 3/1/20	6,231	6,115
First Lien, 4.500%, 3/1/20	4,115	4,080
Veyance Technologies, Inc. 5.250%, 9/8/17	1,995	1,983
Virgin Media Investment Holdings Ltd. Tranche B, 3.500%, 6/7/20	3,847	3,812
Weight Watchers International, Inc. Tranche B-2, 3.750%, 4/2/20	2,000	1,992
WideOpenWest Finance LLC Tranche B-1, 4.250%, 7/17/17	286	288

4

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
4.750%, 4/1/19	$2,106	$2,115
Yankee Cable Acquisition LLC 5.250%, 3/1/20	930	935
Zuffa LLC 4.500%, 2/25/20	3,694	3,683

		198,178

Consumer Staples—7.4%
AdvancePierre Foods, Inc.
First Lien, 5.750%, 7/10/17	1,087	1,093
Second Lien, 9.500%, 10/10/17	1,035	1,057
American Rock Salt Co. LLC 5.500%, 4/25/17	1,204	1,204
Aramark Corp. Tranche D, 4.000%, 9/9/19	4,457	4,457
CIH International S.A R.L. 2.750%, 5/1/20	5,000	4,993
Crossmark Holdings, Inc.
First Lien, 4.500%, 12/20/19	2,029	2,027
Second Lien, 8.750%, 12/21/20	520	520
Del Monte Foods Co. 4.000%, 3/8/18	3,446	3,440
Dole Food Co., Inc. Tranche B, 3.750%, 4/1/20	3,990	3,978
Heinz (H.J.) Co.
Tranche B-1, 3.250%, 6/7/19	1,730	1,731
Tranche B-2, 3.500%, 6/5/20	9,231	9,241
Hostess Brands Acquisition LLC 0.000%, 4/9/20(8)	2,923	2,984
Pinnacle Foods Finance LLC Tranche G, 3.250%, 4/29/20	6,683	6,653
Revlon Consumer Products Corp. 4.000%, 11/20/17	1,605	1,616
Reynolds Group Holdings, Inc. 0.000%, 9/28/18(8)	2,038	2,046
Rite Aid Corp.
0.000%, 2/21/20(8)	5,985	5,973
0.000%, 8/21/20(8)	101	103
0.000%, 6/21/21(8)	1,417	1,417
Smart & Final, Inc. First Lien, 4.500%, 11/15/19	1,991	1,981
Supervalu, Inc. 5.000%, 3/21/19	981	977
Yankee Candle Co., Inc. (The) 5.250%, 4/2/19	1,805	1,810

		59,301

Energy—2.9%
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche 1, 6.250%, 10/23/18	248	250
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.)
Tranche B-1, First Lien, 6.250%, 10/23/18	1,034	1,043
Second Lien, 11.000%, 10/23/19	465	478

	PAR VALUE	VALUE
Energy—(continued)
Buffalo Gulf Coast Terminals LLC 5.250%, 10/31/17	$655	$665
Chesapeake Energy Corp. 5.750%, 12/2/17	2,910	2,952
CITGO Petroleum Corp. Tranche C, 9.000%, 6/24/17	200	203
Energy Transfer Equity LP 3.750%, 3/24/17	900	904
EP Energy LLC (Everest Acquisition LLC)
Tranche B-3, 3.500%, 5/24/18	850	844
Tranche B-2, 4.500%, 4/30/19	1,953	1,960
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	1,921	1,857
MEG Energy Corp. 3.750%, 3/31/20	3,485	3,487
NGPL Pipeco LLC 6.750%, 9/15/17	1,121	1,117
Quicksilver Reseources. Inc. 0.000%, 6/12/19(8)	2,250	2,194
Sabine Oil & Gas LLC Second Lien, 8.750%, 12/31/18	1,290	1,290
Samson Investment Co. Second Lien, 6.000%, 9/25/18	1,262	1,262
SES International Holdings Ltd. (Saxon) 0.000%, 2/15/19(8)	1,526	1,534
Tesoro Corp. 2.523%, 1/28/16	1,000	1,002

		23,042

Financials—6.7%
Altisource Portfolio Solutions S.A.R.L Tranche B, 5.750%, 11/27/19	1,993	2,006
Asurion LLC (Asurion Corp.) Tranche B-1, 4.500%, 5/24/19	3,288	3,264
Capital Automotive LP
Tranche B-1, 4.000%, 4/10/19	1,615	1,620
0.000%, 4/30/20(8)	185	187
Clipper Acquisitions Corp. 4.000%, 2/6/20	1,009	1,011
GEO Group, Inc. (The) 3.250%, 4/3/20	4,000	4,004
Home Loan Servicing Solutions Ltd. 0.000%, 6/21/20(8)	4,000	3,965
iPayment, Inc . 5.750%, 5/8/17	927	918
iStar Financial, Inc.
Tranche A-2, 7.000%, 3/19/17	500	526
4.500%, 10/15/17	3,391	3,395
Lonestar Intermediate Super Holdings LLC
11.000%, 9/2/19	300	314
MIP Delaware LLC Tranche B-1, 4.000%, 3/9/20	1,656	1,665
MMI International Ltd. 7.250%, 11/2/18	2,000	1,960

5

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
National Financial Partners 0.000%, 6/19/20(8)	$3,000	$2,994
Nuveen Investments, Inc.
Tranche B, First Lien 4.195%, 5/13/17	2,925	2,909
Tranche B, Second Lien 6.500%, 2/28/19	4,292	4,251
RE/MAX LLC (RE/MAX International LLC) 5.500%, 4/16/16	1,082	1,090
Realogy Corp.
Extended LOC, 2.223%, 10/10/16	445	446
Tranche B, 4.500%, 3/5/20	7,546	7,570
RPI Finance Trust 4.000%, 11/9/18	1,322	1,326
Springleaf Financial Funding Co. (American General Finance Corp.) 5.500%, 5/10/17	1,050	1,053
Starwood Property Trust, Inc. 3.500%, 4/17/20	3,591	3,585
Trans Union LLC 4.250%, 2/8/19	1,504	1,514
Walter Investment Management Corp. 0.000%, 11/28/17(8)	1,891	1,901

		53,474

Health Care—11.6%
Alere, Inc. (IM U.S. Holdings LLC) 0.000%, 6/30/17(8)	985	992
Tranche B, 4.875%, 6/30/17	1,646	1,657
Alkermes, Inc. First Lien, 0.000%, 9/25/19(8)	1,000	992
American Renal Holdings, Inc.
Tranche B, First Lien, 4.500%, 8/20/19	1,533	1,525
0.000%, 2/20/20(8)	1,860	1,862
AMN Healthcare, Inc. Tranche B, 3.750%, 4/5/18	1,526	1,539
Aptalis Pharma, Inc. (Axcan Intermediate Holdings, Inc.) Tranche B-1, 5.500%, 2/10/17	1,019	1,021
Ardent Medical Services, Inc.
0.000%, 7/2/18(8)	863	871
0.000%, 1/2/19(8)	375	381
Baushc & Lomb, Inc. 4.000%, 5/18/19	1,980	1,980
Biomet, Inc. Tranche B-1A, 3.964%, 7/25/17	1,985	1,980
BSN Medical Luxembourg Holding, S.A.R.L. (P&F Capital) 5.000%, 8/28/19	1,000	1,007
Capsugel Holdings U.S., Inc. 4.250%, 8/1/18	777	782
Catalent Pharma Solutions, Inc. (Cardinal Health 409, Inc.)
Tranche 1, 3.695%, 9/15/16	964	965
Tranche 2, 4.250%, 9/15/17	263	264
Community Health Systems, Inc. Extended, 3.774%, 1/25/17	3,275	3,283

	PAR VALUE	VALUE
Health Care—(continued)
ConvaTec, Inc. 5.000%, 12/22/16	$1,463	$1,474
CRC Health Corp. Tranche B-2, 4.695%, 11/16/15	1,439	1,443
DaVita, Inc. Tranche B-2 4.000%, 11/1/19	3,028	3,037
Drumm Investors LLC (Golden Living) 0.000%, 5/4/18(8)	1,714	1,652
Emdeon, Inc. 0.000%, 11/2/18(8)	1,063	1,059
Generic Drug Holdings, Inc. 5.000%, 10/29/19	865	870
Grifols, Inc. Tranche B, 4.250%, 6/1/17	976	981
HCA, Inc. Tranche B-4, 2.945%, 5/1/18	5,326	5,308
Healogics, Inc. (National Healing Corp.) Tranche B, First Lien, 0.000%, 2/5/19(8)	359	361
Health Management Associates, Inc. Tranche B, 3.500%, 11/16/18	3,309	3,306
Hologic, Inc. Tranche B, 4.500%, 8/1/19	3,350	3,364
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	2,017	2,016
INC Research, LLC 6.000%, 7/12/18	556	558
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	1,177	1,159
Kinetic Concepts, Inc.
0.000%, 11/4/16(8)	949	950
0.000%, 5/4/18(8)	83	83
MedAssets, Inc. Tranche B, 4.000%, 12/13/19	174	174
MMM Holdings, Inc. 9.750%, 12/12/17	496	501
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	360	364
Multiplan, Inc. Tranche B-1, 4.000%, 8/26/17	4,140	4,148
National Mentor Holdings, Inc. 6.500%, 2/9/17	978	986
National Specialty Hospitals, Inc. 0.000%, 2/3/17(8)	1,216	1,216
NBTY, Inc. Tranche B-2, 3.500%, 10/1/17	2,782	2,785
Par Pharmaceutical Cos, Inc. (Par Pharmaceutical, Inc.) Tranche B-1, 4.250%, 9/30/19	1,373	1,366
Pharmaceutical Product Development, Inc. (Jaguar Holdings LLC) 4.250%, 12/5/18	1,990	1,996
Pharmaceutical Research Associates, Inc. First Lien, 6.500%, 12/10/17	1,527	1,541
Quintiles Transnational Corp. Tranche B-2, 4.500%, 6/8/18	1,461	1,464
Rural/Metro Operating Co. LLC 5.750%, 6/30/18	2,005	1,936
Select Medical Corp. Series C, Tranche B, 4.000%, 6/1/18	998	998
Sheridan Holdings, Inc. First Lien, 4.500%, 6/29/18	1,859	1,866
Smile Brands Group, Inc. 0.000%, 12/21/17(8)	731	718

6

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Surgery Center Holdings, Inc. First Lien 6.000%, 4/11/19	$1,305	$1,312
Surgical Care Affiliates LLC 4.250%, 6/29/18	3,474	3,484
U.S. Renal Care, Inc. First Lien, 6.250%, 7/3/19	482	486
United Surgical Partners International, Inc. Tranche B, 4.750%, 4/3/19	2,105	2,104
Valeant Pharmaceuticals International, Inc.
Series D-1, Tranche B, 3.500%, 2/13/19	3,526	3,507
Series C-1, Tranche B, 3.500%, 12/11/19	1,030	1,024
0.000%, 5/30/20(8)	5,000	4,989
Vanguard Health Holding Company II LLC Tranche B, 3.750%, 1/29/16	2,133	2,137
VWR Funding, Inc.
Tranche B-1, 4.195%, 4/3/17	166	165
4.445%, 4/3/17	1,212	1,206
Warner Chilcott Corp.
0.000%, 3/15/18(8)	75	75
Tranche B-1, 4.250%, 3/15/18	242	243
Tranche B-1, 4.250%, 3/15/18	556	558
(WC Luxco S.A.R.L.) Tranche B-3, 4.250%, 3/15/18	438	439

		92,510

Industrials—9.9%
ADS Waste Holdings Tranche B, 4.250%, 10/9/19	3,089	3,086
Alliance Laundry Systems LLC
First Lien, 4.500%, 12/10/18	2,542	2,557
Second Lien, 9.500%, 12/10/19	110	112
Altegrity, Inc. (U.S. Investigations Services, Inc.) 5.000%, 2/21/15	1,138	1,130
American Airlines, Inc. 0.000%, 6/21/19(8)	4,031	4,037
Apex Tool Group LLC Tranche B, 4.500%, 1/31/20	2,993	2,999
Avis Budget Car Rental LLC 3.000%, 3/15/19	2,823	2,833
AWAS Finance Luxemborg S.A. 3.500%, 7/16/18	1,092	1,102
Brickman Group Holdings, Inc.
Tranche B-2, 3.273%, 10/14/16	700	709
Tranche B-3, 4.000%, 9/28/18	883	882
Brock Holdings Ill, Inc.
First Lien, 6.000%, 3/16/17	825	833
Second Lien, 10.000%, 3/16/18	450	458
Ceridian Corp. Extended, 5.942%, 5/9/17	3,694	3,716
CHG Buyer Corp.
First Lien, 5.000%, 11/19/19	1,184	1,191
Second Lien, 9.000%, 11/19/20	425	432
Commercial Barge Line Co. 0.000%, 9/22/19(8)	2,704	2,667
Delta Air Lines, Inc.

	PAR VALUE	VALUE
Industrials—(continued)
4.250%, 4/20/17	$983	$988
Tranche B-1, 4.000%, 10/18/18	441	442
Doncasters Group Ltd. (Doncasters US LLC) Tranche B, 5.500%, 4/9/20	1,652	1,654
Douglas Dynamics LLC 5.750%, 4/18/18	899	901
Ducommun, Inc. Tranche B-1, 4.750%, 6/28/17	1,554	1,577
DynCorp International, Inc. 6.250%, 7/7/16	990	998
Edwards Ltd. First Lien, 4.750%, 3/26/20	1,817	1,822
Envision Healthcare Corp. (Emergency Medical Services Corp.) 4.000%, 5/25/18	3,731	3,728
Garda Security Group, Inc. Tranche B, 4.500%, 11/13/19	695	702
Harland Clarke Holdings Corp. (Clarke American Corp.)
0.000%, 6/30/17(8)	1,399	1,350
Tranche B-3, 7.000%, 5/22/18	1,000	964
Hawker Beechcraft Acquisition Company LLC 5.750%, 2/14/20	1,600	1,605
HD Supply, Inc. 4.500%, 10/12/17	3,282	3,284
Husky Injection Molding System (Yukon Acquisition, Inc.) 4.250%, 7/2/18	1,337	1,333
McJunkin Red Man Corp. 6.000%, 11/8/19	1,170	1,178
Mirion Technologies, Inc. 5.750%, 3/30/18	1,226	1,230
Mirror Bidco, Inc. 5.250%, 12/28/19	622	623
Navistar, Inc. Tranche B, 5.750%, 8/17/17	1,319	1,324
Nortek, Inc. 5.250%, 4/26/17	399	401
Protection One, Inc. 0.000%, 3/21/19(8)	3,182	3,192
Sequa Corp. 5.250%, 6/19/17	746	749
SESAC Holding Co. II LLC First Lien, 6.000%, 2/7/19	466	469
SI Organization, Inc. (The) Tranche B, 5.500%, 11/22/16	975	974
Spin Holdco, Inc. First Lien, 4.250%, 11/14/19	4,000	3,991
Swift Transportation Tranche B-2, 4.000%, 12/21/17	706	709
Terex Corp. 4.500%, 4/28/17	254	256
TransDigm, Inc. Tranche C, 3.750%, 2/28/20	7,025	6,955
US Airways, Inc.
0.000%, 11/23/16(8)	765	767
0.000%, 5/23/19(8)	2,874	2,844
Utex Industries, Inc. First Lien, 4.750%, 4/10/20	2,000	1,994
Velo Holdings, Inc. (Velo ACU LLC) 15.000%, 2/2/18	149	150

7

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
WCA Waste Corp. (WCA Waste Systems, Inc.) 4.000%, 3/23/18	$939	$940
WireCo Worldgroup, Inc. 6.000%, 2/15/17	447	447

		79,285

Information Technology—12.4%
Alcatel-Lucent U.S.A., Inc.
6.250%, 8/1/16	215	217
7.250%, 1/30/19	4,698	4,752
Allflex Holdings III, Inc.
0.000%, 6/5/20(8)	5,000	5,008
0.000%, 6/7/21(8)	789	792
Applied Systems, Inc.
First Lien, 4.250%, 12/8/16	1,426	1,435
Second Lien, 8.250%, 6/8/17	334	337
Autotrader.com, Inc. Tranche B-1, 4.000%, 12/15/16	1,170	1,180
Avaya, Inc. Tranche B-5, 8.000%, 3/31/18	1,467	1,380
Blue Coat Systems, Inc.
4.500%, 5/31/19	2,851	2,843
0.000%, 6/5/20(8)	2,154	2,154
CCC Holdings, Inc. 4.000%, 12/20/19	706	703
CDW LLC 3.500%, 4/29/20	5,475	5,409
Commscope, Inc. Tranche 2, 3.750%, 1/14/18	1,496	1,501
CPI International Acquisition, Inc. (Catalyst Holdings, Inc.) Tranche B, 5.000%, 2/13/17	1,201	1,203
Deltek, Inc.
First Lien, 5.000%, 10/10/18	1,393	1,392
5.000%, 12/18/18	2,000	1,999
0.000%, 10/10/19(8)	385	390
Second Lien, 10.000%, 10/10/19	144	146
Epicor Software Corp. (Eagle Parent Inc.) Tranche B-1, 4.500%, 5/16/18	2,940	2,951
First Data Corp.
4.193%, 3/24/17	4,381	4,289
4.193%, 3/23/18	4,500	4,398
Freescale Seminconductor, Inc. Tranche B-4, 5.000%, 3/1/20	2,933	2,916
Genpact Ltd. 3.500%, 8/30/19	1,239	1,240
Go Daddy Operating Co. LLC Tranche B-1, 0.000%, 12/17/18(8)	3,103	3,094
IMS Health, Inc. Tranche B-1, 3.750%, 9/1/17	2,683	2,686
Infor (U.S.), Inc. (Lawson Software, Inc.)

	PAR VALUE	VALUE
Information Technology—(continued)
Tranche B-2, 5.250%, 4/5/18	$3,693	$3,711
3.750%, 6/3/20	569	562
Interactive Data Corp. 3.750%, 2/11/18	2,386	2,378
ION Trading Technologies S.A.R.L. First Lien, 4.500%, 5/22/20	1,378	1,374
IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	1,971	1,902
Ipreo Holdings LLC
Tranche B-2, 6.500%, 8/7/17	963	974
Tranche B-3, 6.500%, 8/7/17	263	266
Kronos, Inc.
First Lien, 4.500%, 10/30/19	392	394
Second Lien, 9.750%, 4/30/20	715	740
Microsemi Corp. 3.750%, 2/19/20	854	857
Mitchell International, Inc. 3.813%, 3/28/16	2,256	2,253
Moneygram International, Inc. 4.250%, 3/27/20	813	817
Mood Media Corp. First Lien, 7.000%, 5/6/18	1,051	1,053
Novell, Inc. (Attachmate Corp.) First Lien, 7.625%, 11/22/17	1,896	1,902
NuSil Technology LLC 5.250%, 4/7/17	598	599
Oberthur Technologies Finance SAS Tranche B-3, 0.000%, 11/30/18(8)	1,089	1,084
Presidio, Inc. 5.750%, 3/31/17	1,769	1,756
Riverbed Technology, Inc. 4.000%, 12/18/19	285	287
RP Crown Parent LLC
First Lien 6.750%, 12/21/18	2,192	2,206
Second Lien, 11.250%, 12/21/19	533	552
Scitor Corp. 5.000%, 2/15/17	882	864
SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 7.000%, 12/7/18	574	573
Smart Modular Technologies (Global), Inc. 8.250%, 8/26/17	484	440
Sophia LP Tranche B, 4.500%, 7/19/18	1,157	1,162
Sorenson Communications, Inc. 0.000%, 10/31/14(8)	1,995	1,999
Spansion LLC 5.250%, 12/13/18	788	794
SRA International, Inc. 6.500%, 7/20/18	1,226	1,221
SSI Investments II Ltd. (Skillsoft) 5.000%, 5/26/17	1,025	1,033
SunGard Data Systems, Inc. (Solar Capital Corp.)
Tranche D, 4.250%, 1/31/20	2,516	2,530
Tranche E, 0.000%, 3/8/20(8)	590	591
SymphonyIRI Group, Inc. (Information Resources, Inc.) 4.500%, 12/1/17	536	536

8

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Verifone, Inc.
Tranche B, 4.250%, 12/28/18	$426	$426
4.250%, 10/3/19	1,463	1,469
Vision Solutions, Inc. 0.000%, 7/23/16(8)	672	672
Wall Street Systems Holdings, Inc.
First Lien, 5.750%, 10/25/19	697	698
Second Lien, 9.250%, 10/25/20	497	501
Websense, Inc. 0.000%, 6/25/20(8)	1,500	1,501
Zayo Group LLC (Zayo Capital, Inc.) 4.500%, 7/2/19	2,223	2,224

		99,316

Materials—7.2%
AI Chem & Cy S.C.A.
Tranche B-1, 4.500%, 10/4/19	658	656
Tranche B-2, 4.500%, 10/4/19	342	340
Air Distribution Technologies, Inc. (QS0001 Corp.) First Lien, 5.000%, 11/9/18	412	415
American Builders & Contractors Supply Co., Inc. Tranche B, 3.500%, 4/16/20	5,000	4,973
Ameriforge Group, Inc.
First Lien, 5.000%, 12/19/19	1,055	1,053
Second Lien, 8.750%, 12/21/20	580	589
Arysta LifeScience SPC LLC 0.000%, 5/29/20(8)	1,467	1,455
Avantor Performance Materials Holdings, Inc. 5.250%, 6/24/17	630	632
AZ Chem US, Inc. 0.000%, 12/22/17(8)	941	949
Berlin Packaging, Inc. First Lien, 4.750%, 4/2/19	2,500	2,509
Berry Plastics Group, Inc. Tranche D, 3.500%, 2/8/20	3,639	3,606
CEMEX Espana S.A. Tranche A-1, 4.773%, 2/14/17	894	878
Chemtura Corp. 5.875%, 8/29/16	746	751
CPG International I, Inc. 5.750%, 9/21/19	750	755
Custom Building Products, Inc. 6.000%, 12/14/19	1,991	1,998
Cyanco Intermediate Corp. 5.500%, 5/1/20	1,314	1,313
Distribution International, Inc. 0.000%, 6/21/19(8)	2,000	1,998
Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 8.750%, 9/19/14	1,935	1,978
Fortescue Metals Group Ltd. 5.250%, 10/18/17	5,025	5,002
General Chemical Corp. 0.000%, 10/6/15(8)	1,217	1,225
Houghton International, Inc. Holding Corp.
First Lien, 4.000%, 12/20/19	1,692	1,685

	PAR VALUE	VALUE
Materials—(continued)
Second Lien, 9.500%, 12/21/20	$630	$646
Huntsman International LLC Extended Tranche B, 2.731%, 4/19/17	1,000	1,001
Ineos US Finance LLC 4.000%, 5/4/18	5,204	5,107
JFB Firth Rixson, Inc. 4.250%, 6/30/17	1,990	1,983
JMC Steel Group, Inc. 4.750%, 4/1/17	825	829
Noranda Aluminum Acquisition Corp. Tranche B, 5.750%, 2/28/19	2,281	2,241
Novelis, Inc. 3.750%, 3/10/17	634	637
Pact Group (USA), Inc. 0.000%, 5/29/20(8)	3,801	3,787
PQ Corp. 4.500%, 8/7/17	1,990	1,995
Pro Mach, Inc. 5.000%, 7/6/17	1,478	1,488
Tronox Pigments B.V. 4.500%, 3/19/20	1,200	1,208
Univar, Inc. Tranche B, 5.000%, 6/30/17	1,364	1,334

		57,016

Telecommunication Services—4.7%
Cricket Communications, Inc. Tranche C, 4.750%, 3/8/20	2,000	1,988
Global Tel*link Corp.
First Lien, 7.000%, 5/23/20	2,013	2,009
0.000%, 11/23/20(8)	660	649
Grande Communications Networks LLC 4.500%, 5/29/20	1,000	997
Hawaiian Telcom Communications, Inc. 5.000%, 6/6/19	1,990	1,993
Integra Telecom Holdings, Inc.
Tranche B, 5.250%, 2/22/19	1,190	1,193
Second Lien, 9.750%, 2/21/20	449	462
Intelsat Jackson Holding S.A. (Intelsat Jackson Holding Ltd.) Tranche B-1, 4.250%, 4/2/18	2,945	2,955
Level 3 Financing, Inc.
Tranche B 2016, 4.750%, 2/1/16	496	499
Tranche B-II 2019, 4.750%, 8/1/19	2,150	2,155
Tranche B 2019, 5.250%, 8/1/19	1,875	1,881
LTS Buyer LLC (Sidera Networks, Inc.) Tranche B, 4.500%, 4/13/20	2,000	1,991
Securus Technologies Holdings, Inc. (Securus Technologies, Inc.)
First Lien, 4.750%, 4/30/20	2,400	2,387
Second Lien 9.000%, 4/30/21	685	688
Syniverse Holdings, Inc.
4.000%, 4/23/19	1,000	998

9

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
5.000%, 4/23/19	$1,485	$1,484
Telesat Canada, Inc. Tranche B-2, 3.500%, 3/28/19	3,782	3,793
TW Telecom Holdings, Inc. (Time Warner Telecom Holdings, Inc.) Tranche B, 2.700%, 4/17/20	2,000	2,005
UPC Financing Partnership 4.000%, 1/31/21	3,250	3,256
West Corp. Tranche B-8, 3.750%, 6/30/18	2,539	2,535
Windstream Corp. Tranche B-4, 3.500%, 1/23/20	1,234	1,238

		37,156

Utilities—2.8%
Accudyne Industries Borrower S.C.A. (Accudyne Industries LLC) (Silver II US Holdings LLC) 4.000%, 12/13/19	2,742	2,726
AES Corp. 3.750%, 6/1/18	1,529	1,535
Calpine Construction Finance Co. LP
0.000%, 5/3/20(8)	2,000	1,977
0.000%, 1/31/22(8)	2,000	1,967
Calpine Corp.
4.000%, 4/1/18	1,955	1,955
4.000%, 10/9/19	744	745
InterGen N.V. 5.500%, 5/21/20	2,690	2,656
NRG Energy, Inc. 0.000%, 7/1/18(8)	5,415	5,372
Texas Compeptitive Electric Holdings Co. LLC 2017 Extended, 4.734%, 10/10/17	4,945	3,464

		22,397

TOTAL LOAN AGREEMENTS (Identified Cost $720,953)		721,675

	SHARES	VALUE
COMMON STOCKS—0.2%
Consumer Discretionary—0.2%
Tribune Co.(2)	25,978	1,478
Velo Holdings, Inc.(6)(7)	70,371	0

TOTAL COMMON STOCKS (Identified Cost $1,060)		1,478

TOTAL LONG TERM INVESTMENTS—101.0% (Identified cost $806,039)		806,431	(9)

	SHARES	VALUE
SHORT-TERM INVESTMENTS—10.5%

Money Market Mutual Funds—10.5%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	83,844,297	$83,844

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $ 83,844)		83,844

TOTAL INVESTMENTS—111.5% (Identified Cost $ 889,883)		890,275	(1)

Other assets and liabilities, net—(11.5)%		(91,523)

NET ASSETS—100.0%		$798,752

Abbreviation:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2013.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2013, these securities amounted to a value of $43,027 or 5.4% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(7)	Illiquid security.
(8)	This loan will settle after June 30, 2013, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	A portion of the Fund’s assets have been segregated for collateral.

Foreign Currencies:

BRL	Brazilian Real
CAD	Canadian Dollar

10

Virtus Senior Floating Rate Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	90%
Canada	3
Australia	2
United Kingdom	2
Luxembourg	1
Other	2

Total	100%

†	% of total investments as of June 30, 2013

11

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$4,343	$—	$3,527	$816
Corporate Bonds	73,912	—	73,912	—
Foreign Government Securities	1,131	—	1,131	—
Loan Agreements	721,675	—	719,715	1,960
Mortgage-Backed Securities	3,892	—	3,892	—
Equity Securities:
Common Stocks	1,478	1,478	—	—	(1)
Short-Term Investments	83,844	83,844	—	—

Total Investments	$890,275	$85,322	$802,177	$2,776

(1)	Includes internally fair valued securities currently priced at $0.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Total	Corporate Bonds And Notes	Asset-Backed Securities	Loan Agreements	Common Stocks
Balance as of September 30, 2012:	$292	$6	$—	$286	$—
Accrued discount/(premium)	(1)	—	—	(1)	—
Realized gain (loss)	(382)	—	—	(382)	—
Change in unrealized appreciation (depreciation)	665	243	4	418	—
Purchases	2,769	—	829	1,940	—
Sales(b)	(417)	(249)	(17)	(151)	—
Transfers into Level 3 (a)	—	—	—	—	—
Transfers from Level 3 (a)	(150)	—	—	(150)	—

Balance as of June 30, 2013	$2,776	$—	$816	$1,960	$—	(c)

(a)	“Transfers into and/or from” represent the ending value as of June 30, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Includes internally fair valued security.

Virtus Wealth Masters Fund

SCHEDULE OF INVESTMENTS

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.9%
Consumer Discretionary—36.4%
Amazon.com, Inc.	136	$38
AMC Networks, Inc.	586	38
American Eagle Outfitters, Inc.	2,041	37
Apollo Group, Inc. Class A	1,931	34
AutoNation, Inc.	865	38
Buckle, Inc. (The)	716	37
Cabela’s, Inc.	560	36
Cablevision Systems Corp. Class A	2,484	42
Carnival Corp.	1,111	38
CBS Corp. Class B	793	39
Central European Media Enterprises Ltd. Class A	10,814	36
Choice Hotels International, Inc.	946	38
Columbia Sportswear Co.	604	38
Comcast Corp. Class A	935	39
Dick’s Sporting Goods, Inc.	740	37
Discovery Communications, Inc. Class A	493	38
DISH Network Corp. Class A	920	39
DR Horton, Inc.	1,761	37
DSW, Inc. Class A	511	38
Expedia, Inc.	631	38
Family Dollar Stores, Inc.	598	37
Federal-Mogul Corp.	3,816	39
Fossil Group, Inc.	371	38
Gap, Inc. (The)	900	38
Garmin Ltd.	1,072	39
Host Hotels & Resorts, Inc.	2,300	39
Hyatt Hotels Corp. Class A	949	38
Las Vegas Sands Corp.	711	38
Lennar Corp. Class A	1,052	38
Liberty Global plc Class A	530	39
Liberty Media Corp.	302	38
Liberty Media Corp. - Interactive Class A	1,682	39
Liberty Ventures Class A	452	38
Ltd. Brands, Inc.	721	35
Madison Square Garden Co. (The)	641	38
Marriott International, Inc.	954	38
Marriott Vacations Worldwide Corp.	870	38
MGM Resorts International	2,693	40
Mohawk Industries, Inc.	341	38
Morningstar, Inc.	495	38
News Corp. Class A	1,183	39
NIKE, Inc. Class B	614	39

	SHARES	VALUE
Consumer Discretionary—(continued)
Nordstrom, Inc.	639	$38
Penske Automotive Group, Inc.	1,297	40
Ralph Lauren Corp.	220	38
Sears Holdings Corp.	845	36
Sears Hometown and Outlet Stores, Inc.	889	39
Starbucks Corp.	575	38
Starz - Liberty Capital	1,696	37
Tesla Motors, Inc.	376	40
Under Armour, Inc. Class A	655	39
Urban Outfitters, Inc.	941	38
Viacom, Inc. Class B	566	39
Wendy’s Co. (The)	6,495	38
Wynn Resorts Ltd.	287	37

		2,093

Consumer Staples—6.5%
Boston Beer Co., Inc. (The) Class A	221	38
Brown-Forman Corp. Class B	544	37
Campbell Soup Co.	853	38
Dole Food Co., Inc.	2,906	37
Estee Lauder Cos., Inc. (The) Class A	565	37
Hain Celestial Group, Inc. (The)	580	38
Harbinger Group, Inc.	4,917	37
Monster Beverage Corp.	662	40
PriceSmart, Inc.	423	37
Tootsie Roll Industries, Inc.	1,176	37

		376

Energy—4.6%
Chesapeake Energy Corp.	1,839	37
Continental Resources, Inc.	442	38
CVR Energy, Inc.	755	36
Hess Corp.	581	39
RPC, Inc.	2,749	38
W&T Offshore, Inc.	2,692	38
Western Refining, Inc.	1,340	38

		264

Financials—16.5%
Air Lease Corp.	1,406	39
Altisource Portfolio Solutions SA	391	37
Amtrust Financial Services, Inc.	1,041	37
Berkley (W.R.) Corp.	924	38
Berkshire Hathaway, Inc. Class B	331	37
BOK Financial Corp.	590	38

1

Virtus Wealth Masters Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Boston Properties, Inc.	365	$38
Brown & Brown, Inc.	1,180	38
Charles Schwab Corp. (The)	1,802	38
Credit Acceptance Corp.	351	37
Equity Lifestyle Properties, Inc.	496	39
Equity Residential	679	39
Franklin Resources, Inc.	271	37
Greenlight Capital Re Ltd. Class A	1,526	37
Hilltop Holdings, Inc.	2,298	38
Howard Hughes Corp. (The)	354	40
Leucadia National Corp.	1,447	38
Loews Corp.	852	38
Mercury General Corp.	875	38
Ocwen Financial Corp.	895	37
Progressive Corp. (The)	1,514	38
Raymond James Financial, Inc.	873	38
Simon Property Group, Inc.	237	37
Taubman Centers, Inc.	499	38
Vornado Realty Trust	475	39

		948

Health Care—4.7%
Bruker Corp.	2,324	37
Cerner Corp.	393	38
Halozyme Therapeutics, Inc.	6,038	48
MannKind Corp.	5,493	36
Opko Health, Inc.	5,298	38
Pharmacyclics, Inc.	459	36
Teva Pharmaceutical Industries Ltd.	959	38

		271

Industrials—8.6%
American Railcar Industries, Inc.	1,187	40
Cintas Corp.	824	37
Colfax Corp.	732	38
Covanta Holding Corp.	1,876	38
Danaher Corp.	599	38
Fastenal Co.	825	38
FedEx Corp.	385	38
Grainger (W.W.), Inc.	148	37
Illinois Tool Works, Inc.	543	38
MSC Industrial Direct Co., Inc. Class A	476	37
Navistar International Corp.	1,375	38
Rollins, Inc.	1,503	39

	SHARES	VALUE
Industrials—(continued)
Werner Enterprises, Inc.	1,552	$37

		493

Information Technology—16.4%
Amkor Technology, Inc.	9,153	39
Anixter International, Inc.	497	38
Broadcom Corp. Class A	1,118	38
Dell, Inc.	2,787	37
DST Systems, Inc.	573	37
eBay, Inc.	727	38
EchoStar Corp. Class A	962	38
Google, Inc. Class A	42	37
IAC/InterActiveCorp.	786	37
Intuit, Inc.	643	39
Marvell Technology Group Ltd.	3,324	39
Mentor Graphics Corp.	1,944	38
Molex, Inc.	1,278	37
National Instruments Corp.	1,401	39
Oracle Corp.	1,234	38
Paychex, Inc.	1,000	37
Pegasystems, Inc.	1,160	38
QUALCOMM, Inc.	613	37
Rackspace Hosting, Inc.	999	38
Salesforce.com, Inc.	971	37
Syntel Co.	587	37
Take-Two Interactive Software, Inc.	2,471	37
TeleTech Holdings, Inc.	1,570	37
WebMD Health Corp.	1,434	42
Yahoo!, Inc.	1,475	37

		946

Materials—5.2%
Airgas, Inc.	392	38
Huntsman Corp.	2,227	37
Kronos Worldwide, Inc.	2,267	37
LyondellBasell Industries N.V. Class A	557	37
NewMarket Corp.	138	36
Novagold Resources, Inc.	17,611	37
Scotts Miracle-Gro Co. (The) Class A	774	37
Westlake Chemical Corp.	396	38

		297

TOTAL COMMON STOCKS (Identified Cost $5,415)		5,688

2

Virtus Wealth Masters Fund

SCHEDULE OF INVESTMENTS (Continued)

JUNE 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
TOTAL LONG TERM INVESTMENTS—98.9% (Identified cost $5,415)		$5,688

SHORT-TERM INVESTMENTS—0.3%
Money Market Mutual Funds—0.3%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.012%)	18,732	19

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $19)		19

TOTAL INVESTMENTS—99.2% (Identified Cost $5,434)		5,707	(1)
Other assets and liabilities, net—0.8%		49

NET ASSETS—100.0%		$5,756

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at June 30, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

3

The following table provides a summary of inputs used to value the Fund’s investments as of June 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at June 30, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$5,688	$5,688
Short-Term Investments	19	19

Total Investments	$5,707	$5,707

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2013 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Virtus Opportunities Trust, a trust consisting of 26 diversified Funds and 5 non-diversified Funds (each a “Fund”), in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, and two other appropriate investment professionals of the Virtus Product Management team who previously have been identified to the Board. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Directors at least quarterly.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain non - U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non - U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange “NYSE”) that may impact the value of securities traded in these non - U.S. markets. In such cases the Fund fair values non - U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non - U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, Financial Futures, Exchange Traded Funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non - U.S. common stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2013 (CONTINUED) (UNAUDITED)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as Mortgage-Backed and Asset-Backed Securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds own the following internally fair valued securities and which are categorized as Level 3 in the hierarchy.

Virtus Foreign Opportunities Fund	Rolls Royce C shares
Virtus Greater European Opportunities Fund	Rolls Royce C shares

This stock is internally fair valued based on the details of a pending corporate action.

Bond Fund	United Artists Theatre Circuit, Inc.
High Yield Fund	United Artists Theatre Circuit, Inc.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures on derivative Instruments and hedging activities are intended to improve financial reporting for derivative instruments by enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund’s results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Funds.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2013 (CONTINUED) (UNAUDITED)

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

The Funds enter into forward non - U.S. currency contracts in conjunction with the planned purchase or sale of non - U.S. denominated securities in order to hedge the U.S. dollar cost of proceeds. This is done to protect the U.S. Dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Schedules of Investments. Risks arise from the possible movements in non - U.S. exchange rates or if the counterparty does not perform under the contract.

Options contracts: An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Fund may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities.

When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

Warrants and Rights: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

C. CREDIT RISK

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser and/or Subadviser to accurately predict risk.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2013 (CONTINUED) (UNAUDITED)

D. SHORT SALES

Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments where applicable.

Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At June 30, 2013, there were no illiquid and restricted securities held by the funds.

The Funds will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

JUNE 30, 2013 (CONTINUED) (UNAUDITED)

NOTE 3—FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At June 30, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the funds were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Allocator Premium AlphaSector(R) Fund	$470,536	$24,360	$(82)	$24,278
AlphaSector(R) Rotation Fund	488,301	93,403	(3,456)	89,947
Alternatives Diversifier Fund	217,447	29,624	(40,173)	(10,549)
Bond Fund	96,161	1,699	(2,969)	(1,270)
CA Tax-Exempt Bond	46,657	2,719	(1,062)	1,657
Disciplined Equity Style Fund	1,289	43	—	43
Disciplined Select Bond Fund	1,083	—	(61)	(61)
Disciplined Select Country Fund	1,051	38	(8)	30
Dynamic AlphaSector(R) Fund (Long positions)	1,327,816	74,130	(1,433)	72,697
Dynamic AlphaSector(R) Fund (Short positions)	(61,378)	—	(38)	(38)
Emerging Markets Debt Fund	31,606	86	(2,114)	(2,028)
Emerging Markets Equity Income Fund	8,688	356	(393)	(37)
Foreign Opportunities Fund	1,382,683	316,708	(59,228)	257,480
Global Commoditities Stock Fund	24,055	1,321	(2,204)	(883)
Global Dividend Fund	115,225	21,552	(1,305)	20,247
Global Opportunities Fund	88,859	20,955	(3,712)	17,243
Global Premium AlphaSector(R) Fund	99,808	8,864	(5)	8,859
Global Real Estate Securities Fund	40,213	2,621	(513)	2,108
Greater Asia ex Japan Opportunities Fund	8,235	2,115	(375)	1,740
Greater European Opportunities Fund	9,876	2,013	(262)	1,751
Herzfeld Fund	8,848	51	(374)	(323)
High Yield Fund	90,189	1,908	(1,861)	47
International Equity Fund	25,196	31	(1,496)	(1,465)
International Real Estate Securities Fund	44,876	(2,044)	(514)	(2,558)
International Small-Cap Fund	13,586	914	(356)	558
Low Volatility Equity Fund	1,467	2	(29)	(27)
Multi-Sector Intermediate Bond Fund	424,440	11,380	(12,290)	(910)
Multi-Sector Short Term Bond Fund	8,262,335	166,410	(138,522)	27,888
Premium AlphaSector(R) Fund	4,352,666	570,235	(31,060)	539,175
Real Estate Securities Fund	934,323	454,862	(3,310)	451,552
Senior Floating Rate Fund	889,927	5,046	(4,698)	348
Wealth Masters Fund	5,459	337	(89)	248

NOTE 4—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were available for filing, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements:

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	08/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	08/27/2013

By (Signature and Title)*	/s/ W. Patrick Bradley

W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer (principal financial officer)

Date	08/27/2013

* Print the name and title of each signing officer under his or her signature.